UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-5724

                        OPPENHEIMER STRATEGIC INCOME FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: SEPTEMBER 30

                    Date of reporting period: MARCH 31, 2006

ITEM 1. REPORTS TO STOCKHOLDERS.



TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

CORPORATE BONDS & NOTES--TOP TEN INDUSTRIES
--------------------------------------------------------------------------------
Media                                                                       4.0%
--------------------------------------------------------------------------------
Oil & Gas                                                                   3.4
--------------------------------------------------------------------------------
Hotels, Restaurants & Leisure                                               2.2
--------------------------------------------------------------------------------
Diversified Financial Services                                              2.1
--------------------------------------------------------------------------------
Commercial Banks                                                            2.0
--------------------------------------------------------------------------------
Wireless Telecommunication Services                                         1.5
--------------------------------------------------------------------------------
Health Care Providers & Services                                            1.3
--------------------------------------------------------------------------------
Containers & Packaging                                                      1.2
--------------------------------------------------------------------------------
Metals & Mining                                                             1.1
--------------------------------------------------------------------------------
Electric Utilities                                                          1.0

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2006, and are based on net assets.

--------------------------------------------------------------------------------
PORTFOLIO ALLOCATION

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

   Corporate Bonds                27.9%
   Foreign Government Bonds       21.9
   Other Bonds                    15.5
   Government Agency Bonds        13.8
   U.S. Government Bonds          10.5
   Cash Equivalents                6.5
   Stocks                          3.8
   Derivatives                     0.1

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2006, and are based on the total market value of total investments. The Fund may invest without limit in below investment-grade securities, which carry a greater risk that the issue may default on principal or interest payments, and in foreign securities, which entail higher expenses and risks, such as currency fluctuation.
--------------------------------------------------------------------------------


                     10 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES
--------------------------------------------------------------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 10/16/89. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 4.75%.

CLASS B shares of the Fund were first publicly offered on 11/30/92. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "since inception" return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 5/26/95. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.


                     11 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES
--------------------------------------------------------------------------------

CLASS Y shares of the Fund were first publicly offered on 1/26/98. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                     12 | OPPENHEIMER STRATEGIC INCOME FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended March 31, 2006.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


                     13 | OPPENHEIMER STRATEGIC INCOME FUND

FUND EXPENSES
--------------------------------------------------------------------------------

the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                BEGINNING       ENDING          EXPENSES
                                ACCOUNT         ACCOUNT         PAID DURING
                                VALUE           VALUE           6 MONTHS ENDED
                                (10/1/05)       (3/31/06)       MARCH 31, 2006
--------------------------------------------------------------------------------
Class A Actual                  $1,000.00       $1,016.70       $4.64
--------------------------------------------------------------------------------
Class A Hypothetical             1,000.00        1,020.34        4.64
--------------------------------------------------------------------------------
Class B Actual                   1,000.00        1,015.30        8.58
--------------------------------------------------------------------------------
Class B Hypothetical             1,000.00        1,016.45        8.58
--------------------------------------------------------------------------------
Class C Actual                   1,000.00        1,012.80        8.47
--------------------------------------------------------------------------------
Class C Hypothetical             1,000.00        1,016.55        8.48
--------------------------------------------------------------------------------
Class N Actual                   1,000.00        1,017.10        6.76
--------------------------------------------------------------------------------
Class N Hypothetical             1,000.00        1,018.25        6.76
--------------------------------------------------------------------------------
Class Y Actual                   1,000.00        1,020.60        3.08
--------------------------------------------------------------------------------
Class Y Hypothetical             1,000.00        1,021.89        3.08

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended March 31, 2006 are as follows:

CLASS                         EXPENSE RATIOS
--------------------------------------------
Class A                            0.92%
--------------------------------------------
Class B                            1.70
--------------------------------------------
Class C                            1.68
--------------------------------------------
Class N                            1.34
--------------------------------------------
Class Y                            0.61


                     14 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                              PRINCIPAL                VALUE
                                                                                                 AMOUNT           SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--2.8%
-----------------------------------------------------------------------------------------------------------------------------
Ace Securities Corp., Home Equity Loan Pass-Through
Certificates, Series 2002-HE7, Cl. A2B, 4.998%, 11/25/35 1                                  $ 2,450,000         $  2,451,510
-----------------------------------------------------------------------------------------------------------------------------
Aesop Funding II LLC, Automobile Asset-Backed Certificates,
Series 2005-1A, Cl. A2, 4.836%, 4/20/08 1                                                     1,450,000            1,451,021
-----------------------------------------------------------------------------------------------------------------------------
BMW Vehicle Owner Trust, Automobile Loan Certificates,
Series 2005-A, Cl. A2, 3.66%, 12/26/07                                                        8,833,327            8,809,182
-----------------------------------------------------------------------------------------------------------------------------
Capital Auto Receivables Asset Trust, Automobile Mtg.-Backed Nts.:
Series 2004-2, Cl. A3, 3.58%, 1/15/09                                                         4,920,000            4,818,363
Series 2005-1, Cl. A2B, 3.73%, 7/16/07                                                        3,064,896            3,062,375
-----------------------------------------------------------------------------------------------------------------------------
Capital One Prime Auto Receivables Trust, Automobile Loan
Asset-Backed Securities, Series 2005-1, Cl. A2, 4.24%, 11/15/07                               6,919,000            6,905,626
-----------------------------------------------------------------------------------------------------------------------------
Centex Home Equity Co. LLC, Home Equity Loan
Asset-Backed Certificates:
Series 2004-D, Cl. AF1, 2.98%, 4/25/20                                                          102,393              102,088
Series 2005-B, Cl. AF1, 4.02%, 3/26/35                                                          557,811              554,920
Series 2005-C, Cl. AF1, 4.196%, 6/25/35                                                       2,184,967            2,169,924
Series 2005-D, Cl. AF1, 5.04%, 10/25/35                                                       4,935,845            4,908,846
Series 2005-D, Cl. AV2, 5.088%, 10/25/35 1                                                      250,000              250,190
-----------------------------------------------------------------------------------------------------------------------------
Chase Manhattan Auto Owner Trust, Automobile Loan Pass-Through
Certificates, Series 2005-A, Cl. A2, 3.72%, 12/15/07                                          4,499,494            4,479,582
-----------------------------------------------------------------------------------------------------------------------------
CIT Equipment Collateral, Equipment Receivable-Backed Nts.,
Series 2004-DFS, Cl. A2, 2.66%, 11/20/06                                                        426,919              426,558
-----------------------------------------------------------------------------------------------------------------------------
CitiFinancial Mortgage Securities, Inc., CMO Home Equity,
Series 2004-1, Cl. AF2, 2.645%, 4/25/34                                                       5,110,000            4,950,643
-----------------------------------------------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust, Inc., CMO, Series 2005-WF2,
Cl. AF2, 4.922%, 8/25/35 1                                                                    8,502,819            8,420,025
-----------------------------------------------------------------------------------------------------------------------------
Consumer Credit Reference Index Securities Program, Credit Card
Asset-Backed Certificates, Series 2002-B, Cl. FX, 10.421%, 3/22/07 2                         15,441,000           15,791,552
-----------------------------------------------------------------------------------------------------------------------------
Countrywide Asset-Backed Certificates, Inc., Home Equity
Asset-Backed Certificates:
Series 2005-7, Cl. AF1B, 4.317%, 11/25/35 1                                                   2,543,610            2,528,805
Series 2005-16, Cl. 2AF2, 5.382%, 5/25/36 1                                                   1,720,000            1,711,081
Series 2005-17, Cl. 1AF1, 5.018%, 5/25/36 1                                                   3,448,425            3,450,450
Series 2005-17, Cl. 1AF2, 5.363%, 5/25/36 1                                                   1,150,000            1,143,645
-----------------------------------------------------------------------------------------------------------------------------
DaimlerChrysler Auto Trust, Automobile Loan Pass-Through Certificates:
Series 2004-C, Cl. A2, 2.62%, 6/8/07                                                            898,282              897,825
Series 2005-A, Cl. A2, 3.17%, 9/8/07                                                          2,830,490            2,825,304
Series 2005-B, Cl. A2, 3.75%, 12/8/07                                                        10,198,989           10,177,608
-----------------------------------------------------------------------------------------------------------------------------
DLJ Ltd., Collateralized Bond Obligations, Series1A, Cl. C2,
11.96%, 4/15/11 3,4                                                                          15,000,000                1,500
-----------------------------------------------------------------------------------------------------------------------------
DVI Receivables Corp., Equipment Asset-Backed Certificates,
Series 2001-2, Cl. C, 4.405%, 11/11/09 4                                                      3,083,887              541,608
-----------------------------------------------------------------------------------------------------------------------------
Embarcadero Aircraft Securitization Trust, Airplane Receivable Nts.,
Series 2000-A, Cl. B, 8/15/25 3,4                                                             2,275,079               28,438


                     15 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                              PRINCIPAL                VALUE
                                                                                                 AMOUNT           SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
-----------------------------------------------------------------------------------------------------------------------------
Equity One ABS, Inc., Home Equity Mtg. Pass-Through Certificates:
Series 2003-4, Cl. AF3, 3.531%, 11/25/33                                                    $    32,156         $     32,060
Series 2004-3, Cl. AF2, 3.80%, 7/25/34 1                                                      2,542,852            2,534,106
-----------------------------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Asset-Backed Certificates, Home Equity
Receivables, Series 2005-FF10, Cl. A3, 5.028%, 11/25/35 1                                     7,200,000            7,204,437
-----------------------------------------------------------------------------------------------------------------------------
Ford Credit Auto Owner Trust, Automobile Loan Pass-Through Certificates:
Series 2005-A, Cl. A3, 3.48%, 11/17/08                                                        3,640,000            3,597,840
Series 2005-B, Cl. A2, 3.78%, 9/15/07                                                         8,221,993            8,207,359
-----------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Asset Management CBO Ltd., Sub. Collateralized
Bond Obligations, Series 1A, Cl. D, 12.54%, 6/13/11 4                                         6,138,155               61,382
-----------------------------------------------------------------------------------------------------------------------------
Green Tree Financial Corp., Manufactured Housing Contract Sr. Sub.
Pass-Through Certificates, Series 1997-5, Cl. M1, 6.95%, 5/15/29                              4,814,000            3,823,106
-----------------------------------------------------------------------------------------------------------------------------
Greenpoint Credit Manufactured Housing Contract Trust,
Pass-Through Certificates, Series 2000-3, Cl. IM1, 9.01%, 6/20/31                             5,214,000              822,724
-----------------------------------------------------------------------------------------------------------------------------
GS Auto Loan Trust, Automobile Loan Asset-Backed Securities,
Series 2005-1, Cl. A2, 4.32%, 5/15/08                                                        12,688,592           12,655,416
-----------------------------------------------------------------------------------------------------------------------------
Honda Auto Receivables Owner Trust, Automobile Receivable Obligations:
Series 2005-1, Cl. A2, 3.21%, 5/21/07                                                           721,174              719,963
Series 2005-3, Cl. A2, 3.73%, 10/18/07                                                        4,586,847            4,570,279
-----------------------------------------------------------------------------------------------------------------------------
Household Home Equity Loan Trust, Home Equity Loan
Pass-Through Certificates, Series 2005-3, Cl. A1, 5.036%, 1/20/35 1                           3,207,966            3,210,880
-----------------------------------------------------------------------------------------------------------------------------
Lehman XS Trust, Home Equity Mtg. Pass-Through Certificates:
Series 2005-2, Cl. 2A1B, 3.63%, 8/25/35 1                                                     4,487,716            4,479,665
Series 2005-4, Cl. 2A1B, 5.17%, 10/25/35                                                      3,432,145            3,419,983
Series 2005-10, Cl. 2-A3B, 5.55%, 12/25/06                                                    3,069,475            3,040,817
-----------------------------------------------------------------------------------------------------------------------------
Madison Avenue CDO Ltd., Commercial Debt Obligations,
Series 2A, Cl. C1, 0.293%, 3/24/14 1,4                                                        3,310,088              132,404
-----------------------------------------------------------------------------------------------------------------------------
NC Finance Trust, CMO, Home Equity Pass-Through Certificates,
Series 1999-I, Cl. ECFD, 1.079%, 1/25/29 4                                                    4,420,411            1,016,695
-----------------------------------------------------------------------------------------------------------------------------
Nissan Auto Receivables Owner Trust, Automobile Receivable Nts.,
Series 2005-C, Cl. A2, 3.99%, 1/15/08                                                         8,007,000            7,975,857
-----------------------------------------------------------------------------------------------------------------------------
Onyx Acceptance Owner Trust, Automobile Receivable Obligations,
Series 2005-B, Cl. A2, 4.03%, 4/15/08                                                         2,768,468            2,761,480
-----------------------------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust, Home Equity
Pass-Through Certificates:
Series 2004-5, Cl. A F2, 3.735%, 11/10/34 1                                                   1,620,000            1,602,427
Series 2005-1, Cl. A F2, 3.914%, 5/25/35 1                                                      990,000              975,856
Series 2005-2, Cl. A F2, 4.415%, 4/25/35 1                                                    1,670,000            1,649,884
Series 2005-6, Cl. A3, 5.68%, 1/25/36 1                                                       1,810,000            1,799,337
-----------------------------------------------------------------------------------------------------------------------------
Residential Asset Mortgage Products, Inc., Home Equity Asset-Backed
Pass-Through Certificates, Series 2004-RS7, Cl. AI3, 4.45%, 7/25/28                           3,590,000            3,568,684
-----------------------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., CMO Pass-Through Certificates,
Series 2005-4XS, Cl. 3A1, 5.18%, 3/26/35                                                      5,159,591            5,128,861


                     16 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                              PRINCIPAL                VALUE
                                                                                                 AMOUNT           SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
-----------------------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., Home Equity Obligations,
Series 2003-25XS, Cl. A4, 4.51%, 8/25/33                                                    $   953,597         $    947,442
-----------------------------------------------------------------------------------------------------------------------------
Volkswagen Auto Lease Trust, Automobile Lease Asset-Backed
Securities, Series 2005-A, Cl. A2, 3.52%, 4/20/07                                             6,736,181            6,719,924
-----------------------------------------------------------------------------------------------------------------------------
Wells Fargo Home Equity Trust, Home Equity Asset-Backed Certificates,
Series 2004-2, Cl. AI1B, 2.94%, 9/25/18 1                                                     1,609,065            1,599,460
-----------------------------------------------------------------------------------------------------------------------------
WFS Financial Owner Trust, Automobile Receivable Obligations,
Series 2002-2, Cl. A4, 4.50%, 2/20/10                                                           901,558              902,476
-----------------------------------------------------------------------------------------------------------------------------
Whole Auto Loan Trust, Automobile Loan Receivable Certificates:
Series 2003-1, Cl. A3B, 1.99%, 5/15/07                                                          330,634              329,773
Series 2004-1, Cl. A2A, 2.59%, 5/15/07                                                          887,091              885,363
                                                                                                                -------------
                                                                                                                 189,234,609
Total Asset- Backed Securities (Cost $224,645,926)

-----------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--14.6%
-----------------------------------------------------------------------------------------------------------------------------
Asset Securitization Corp., Commercial Mtg. Pass-Through Certificates:
Series 1995-MD4, Cl. A4, 7.384%, 8/13/29 1                                                    4,814,000            4,946,152
Series 1995-MD4, Cl. A5, 7.384%, 8/13/29 1                                                   20,755,000           21,362,596
Series 1997-MD7, Cl. A1B, 7.41%, 1/13/30                                                      5,687,039            5,775,737
-----------------------------------------------------------------------------------------------------------------------------
Banc of America Commercial Mortgage, Inc., Commercial Mtg. Pass-Through Certificates:
Series 2004-6, Cl. A3, 4.512%, 12/10/42                                                       3,524,000            3,363,748
Series 2005-2, Cl. A4, 4.783%, 7/10/43 1                                                      6,110,000            5,901,706
Series 2005-3, Cl. A2, 4.501%, 7/10/43                                                        5,070,000            4,895,791
-----------------------------------------------------------------------------------------------------------------------------
Banc of America Funding Corp., CMO Pass-Through Certificates,
Series 2004-2, Cl. 2A1, 6.50%, 7/20/32                                                        4,113,602            4,054,242
-----------------------------------------------------------------------------------------------------------------------------
Banc of America Mortgage Securities, Inc., CMO Pass-Through Certificates:
Series 2004-8, Cl. 5A1, 6.50%, 5/25/32                                                        3,598,044            3,635,151
Series 2005-E, Cl. 2A2, 4.978%, 6/25/35 1                                                       856,471              855,454
-----------------------------------------------------------------------------------------------------------------------------
Bear Stearns Commercial Mortgage Securities, Inc., Commercial
Mtg. Obligations, Series 2005-PWR7, Cl. A2, 4.945%, 2/11/41                                   2,985,000            2,904,296
-----------------------------------------------------------------------------------------------------------------------------
Capital Lease Funding Securitization LP, Interest-Only Corporate-Backed
Pass-Through Certificates, Series 1997-CTL1, 8.217%, 6/22/24 5                                6,944,520              266,126
-----------------------------------------------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust, Inc., CMO, Series 2006-WF1,
Cl. A2B, 5.536%, 3/1/36                                                                       1,311,000            1,311,000
-----------------------------------------------------------------------------------------------------------------------------
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Commercial Mtg. Obligations, Series 2005-CD1, Cl. A4, 5.226%, 7/15/44 1                       5,730,000            5,620,401
-----------------------------------------------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust, CMO:
Series 2004-J9, Cl. 1A1, 4.998%, 10/25/34 1                                                     621,052              621,515
Series 2005-J1, Cl. 3A1, 6.50%, 8/25/32                                                       8,746,285            8,855,614
Series 2005-J3, Cl. 3A1, 6.50%, 9/25/34                                                       1,988,440            2,004,526
-----------------------------------------------------------------------------------------------------------------------------
Countrywide Asset-Backed Certificates, Inc., Home Equity
Asset-Backed Certificates, Series 2005-10, Cl. AF1, 4.978%, 2/25/36 1                         7,586,015            7,592,020
-----------------------------------------------------------------------------------------------------------------------------
Credit Suisse Mortgage Capital Certificates, Commercial Mtg.
Obligations, Series 2006-C1, Cl. A4, 5.609%, 12/12/15                                         4,820,000            4,811,777


                     17 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                              PRINCIPAL                 VALUE
                                                                                                 AMOUNT            SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS Continued
------------------------------------------------------------------------------------------------------------------------------
DLJ Mortgage Acceptance Corp., Commercial Mtg. Obligations,
Series 1997-CF2, Cl. B30C, 5.238%, 10/15/30 1,4                                            $ 36,400,000         $  10,850,840
------------------------------------------------------------------------------------------------------------------------------
Fannie Mae Whole Loan, CMO Pass-Through Certificates,
Trust 2004-W9, Cl. 2A2, 7%, 2/25/44 4                                                         2,724,066             2,815,154
------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
4.50%, 5/1/19                                                                                 6,543,223             6,256,599
5%, 4/1/36 6                                                                                 17,996,000            17,124,310
6%, 4/1/17-9/1/24                                                                            27,463,374            27,754,833
6.50%, 4/1/18-8/1/32                                                                          7,082,276             7,244,511
7%, 3/1/31-10/1/31                                                                            5,684,954             5,860,052
7.50%, 2/1/32                                                                                 1,363,964             1,425,400
8.50%, 8/1/31                                                                                   956,309             1,030,570
10%, 4/1/20-5/1/20                                                                              210,545               231,923
10.50%, 5/1/20                                                                                  346,014               385,337
11.50%, 10/1/16                                                                                 278,433               301,723
12%, 5/1/10-6/1/17                                                                              800,960               872,540
------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Gtd. Multiclass Mtg.
Participation Certificates:
Series 2368, Cl. TG, 6%, 10/15/16                                                             2,056,399             2,082,268
Series 3057, Cl. LG, 5%, 10/15/35                                                             5,000,000             4,554,246
Series 3105, Cl. BD, 5.50%, 1/15/26                                                           8,122,000             8,018,062
------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Gtd. Real Estate Mtg.
Investment Conduit Multiclass Pass-Through Certificates:
Series 2055, Cl. ZM, 6.50%, 5/15/28                                                           2,235,231             2,270,276
Series 2080, Cl. Z, 6.50%, 8/15/28                                                            1,445,392             1,464,508
Series 2326, Cl. ZP, 6.50%, 6/15/31                                                           1,613,738             1,643,141
Series 2387, Cl. PD, 6%, 4/15/30                                                              1,391,342             1,394,512
Series 2456, Cl. BD, 6%, 3/15/30                                                                297,628               297,508
Series 2500, Cl. FD, 5.249%, 3/15/32 1                                                          960,995               966,503
Series 2526, Cl. FE, 5.149%, 6/15/29 1                                                        1,207,015             1,209,774
Series 2551, Cl. FD, 5.149%, 1/15/33 1                                                          943,742               953,731
Series 2583, Cl. KA, 5.50%, 3/15/22                                                           2,647,547             2,645,053
Series 2691, Cl. MG, 4.50%, 10/15/33                                                         12,099,800            10,653,804
Series 2939, Cl. PE, 5%, 2/15/35                                                             11,489,000            10,630,482
------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg.
Investment Conduit Multiclass Pass-Through Certificates,
Series 2173, Cl. Z, 6.50%, 7/15/29                                                            5,519,005             5,640,508
------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped
Mtg.-Backed Security:
Series 177, Cl. B, 11.789%, 7/1/26 5                                                          3,808,066               850,617
Series 183, Cl. IO, 6.65%, 4/1/27 5                                                           1,501,390               347,563
Series 192, Cl. IO, 14.94%, 2/1/28 5                                                            665,903               143,578
Series 200, Cl. IO, 13.371%, 1/1/29 5                                                           783,676               183,206
Series 203, Cl. IO, 4.208%, 6/1/29 5                                                          2,839,496               678,132
Series 204, Cl. IO, (5.801)%, 5/1/29 5                                                          232,029                48,638
Series 205, Cl. IO, 9.658%, 9/1/29 5                                                          3,687,539               878,971
Series 206, Cl. IO, (14.444)%, 12/1/29 5                                                      1,303,077               298,970


                     18 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                              PRINCIPAL                 VALUE
                                                                                                 AMOUNT            SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS Continued
------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped
Mtg.-Backed Security: Continued
Series 207, Cl. IO, (18.133)%, 4/1/30 5                                                    $  1,434,842         $     342,498
Series 208, Cl. IO, (3.908)%, 6/1/30 5                                                        2,476,523               532,884
Series 212, Cl. IO, 6.248%, 5/1/31 5                                                          5,687,512             1,322,988
Series 214, Cl. IO, (11.396)%, 6/1/31 5                                                       1,344,591               320,093
Series 2003-118, Cl. S, 15.59%, 12/25/33 5                                                   10,740,247             1,260,525
Series 2074, Cl. S, 3.755%, 7/17/28 5                                                           863,220                80,069
Series 2079, Cl. S, 3.75%, 7/17/28 5                                                          1,377,451               128,140
Series 2526, Cl. SE, 6.952%, 6/15/29 5                                                        2,156,141               130,874
Series 2819, Cl. S, 4.222%, 6/15/34 5                                                        20,100,951             1,529,300
Series 2920, Cl. S, 5.781%, 1/15/35 5                                                        11,754,697               530,045
Series 3000, Cl. SE, 8.388%, 7/15/25 5                                                       13,811,822               455,280
------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
4.50%, 5/1/19                                                                                 3,093,442             2,961,515
4.50%, 4/1/21 6                                                                               2,000,000             1,912,500
5%, 2/1/18-3/1/34                                                                            22,296,980            21,524,171
5%, 4/1/36-5/1/36 6                                                                          96,975,000            92,327,696
5.50%, 3/1/33-11/1/34                                                                        71,439,825            69,897,243
5.50%, 4/1/21-5/25/36 6                                                                     111,006,000           108,838,361
6%, 6/1/16-5/1/33                                                                            48,622,045            49,038,766
6.50%, 12/1/28-9/1/32                                                                        18,144,546            18,577,208
6.50%, 1/1/34-5/1/36 6                                                                       29,023,000            29,576,236
7%, 11/1/17-2/1/36                                                                           54,879,207            56,620,079
7%, 4/1/36 6                                                                                 11,215,000            11,551,450
7.50%, 6/1/10-1/1/33                                                                         15,136,249            15,836,042
8.50%, 7/1/32                                                                                   177,239               191,028
9.50%, 4/1/20-3/15/21                                                                           201,493               221,081
11%, 10/15/15-2/1/26                                                                            540,275               593,566
13%, 6/1/15                                                                                     107,795               119,663
15%, 4/15/13                                                                                    458,221               520,483
------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Grantor Trust:
CMO Interest-Only Stripped Mtg.-Backed Security,
Trust 2001-T4, Cl. IO, 3.542%, 7/25/41 5                                                     40,121,506               971,707
Commercial Mtg. Obligations, Interest-Only Stripped Mtg.-Backed
Security, Trust 2001-T3, Cl. IO, (1.768)%, 11/25/40 5                                        23,484,715               397,948
Commercial Mtg. Obligations, Interest-Only Stripped Mtg.-Backed
Security, Trust 2001-T10, Cl. IO, (5.283)%, 12/25/31 5                                      213,682,156             3,614,348
------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., CMO Gtd. Real Estate Mtg.
Investment Conduit Pass-Through Certificates:
Trust 1996-35, Cl. Z, 7%, 7/25/26                                                               256,613               263,935
Trust 1998-58, Cl. PC, 6.50%, 10/25/28                                                        3,322,275             3,399,899
Trust 2001-50, Cl. NE, 6%, 8/25/30                                                              769,901               774,043
Trust 2001-51, Cl. OD, 6.50%, 10/25/31                                                          235,620               240,946
Trust 2001-70, Cl. LR, 6%, 9/25/30                                                              984,841               988,510
Trust 2001-72, Cl. NH, 6%, 4/25/30                                                              553,121               553,846
Trust 2001-74, Cl. PD, 6%, 5/25/30                                                              224,560               224,358
Trust 2002-19, Cl. PE, 6%, 4/25/17                                                            3,000,000             3,034,610


                     19 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                              PRINCIPAL                 VALUE
                                                                                                 AMOUNT            SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS Continued
------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., CMO Gtd. Real Estate Mtg.
Investment Conduit Pass-Through Certificates.: Continued
Trust 2002-21, Cl. PE, 6.50%, 4/25/32                                                      $  6,823,504         $   6,950,978
Trust 2002-77, Cl. WF, 5.176%, 12/18/32 1                                                     1,380,333             1,391,911
Trust 2003-17, Cl. EQ, 5.50%, 3/25/23                                                         4,963,000             4,809,556
Trust 2003-23, Cl. EQ, 5.50%, 4/25/23                                                        12,066,000            11,687,562
Trust 2003-28, Cl. KG, 5.50%, 4/25/23                                                         5,467,000             5,356,221
Trust 2003-116, Cl. FA, 5.218%, 11/25/33 1                                                    1,267,289             1,273,414
Trust 2004-38, Cl. FT, 5.248%, 10/25/33 1                                                    10,878,365            10,906,314
Trust 2004-101, Cl. BG, 5%, 1/25/20                                                           4,201,000             4,048,429
Trust 2005-30, Cl. UG, 5%, 4/25/35                                                            2,107,000             1,922,227
Trust 2005-31, Cl. PB, 5.50%, 4/25/35                                                         2,865,000             2,726,231
Trust 2005-71, Cl. DB, 4.50%, 8/25/25                                                         3,510,000             3,205,991
Trust 2005-100, Cl. BQ, 5.50%, 11/25/25                                                       2,910,000             2,781,735
------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., CMO Gtd. Real Estate Mtg.
Investment Conduit Pass-Through Certificates, Interest-Only
Stripped Mtg.-Backed Security:
Trust 2002-28, Cl. SA, 4.203%, 4/25/32 5                                                      1,135,308                91,129
Trust 2002-38, Cl. SO, 1.729%, 4/25/32 5                                                      1,018,639                57,572
Trust 2002-39, Cl. SD, 1.401%, 3/18/32 5                                                      1,669,157               143,791
Trust 2002-48, Cl. S, 4.025%, 7/25/32 5                                                       1,806,933               160,352
Trust 2002-52, Cl. SL, 4.229%, 9/25/32 5                                                      1,080,414               107,271
Trust 2002-53, Cl. SK, 1.772%, 4/25/32 5                                                      1,040,803               101,076
Trust 2002-56, Cl. SN, 5.262%, 7/25/32 5                                                      2,477,570               224,600
Trust 2002-77, Cl. IS, 5.099%, 12/18/32 5                                                     1,735,460               163,211
------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Trust 221, Cl. 2, 12.045%, 5/1/23 5                                                           1,389,216               322,884
Trust 240, Cl. 2, 20.505%, 9/1/23 5                                                           2,206,709               516,014
Trust 247, Cl. 2, 13.828%, 10/1/23 5                                                            285,102                71,821
Trust 301, Cl. 2, 7.614%, 4/1/29 5                                                            2,218,337               500,536
Trust 303, Cl. IO, 12.837%, 11/1/29 5                                                         1,362,729               329,497
Trust 313, Cl. 2, (9.483)%, 6/1/31 5                                                          7,990,799             2,013,192
Trust 319, Cl. 2, 11.211%, 2/1/32 5                                                              59,837                15,291
Trust 321, Cl. 2, 8.538%, 4/1/32 5                                                           10,722,225             2,727,857
Trust 324, Cl. 2, 4.567%, 7/1/32 5                                                            7,770,843             1,890,689
Trust 327, Cl. 2, 15.881%, 9/1/32 5                                                             203,064                45,727
Trust 329, Cl. 2, 9.796%, 1/1/33 5                                                           16,142,781             3,986,236
Trust 333, Cl. 2, 10.513%, 4/1/33 5                                                          14,709,020             3,655,019
Trust 338, Cl. 2, 9.7%, 7/1/33 5                                                             26,391,474             6,535,647
Trust 2001-61, Cl. SH, 15.478%, 11/18/31 5                                                    6,564,275               587,167
Trust 2001-63, Cl. SD, 7.622%, 12/18/31 5                                                        84,976                 7,439
Trust 2001-68, Cl. SC, 7.107%, 11/25/31 5                                                        60,103                 5,353
Trust 2001-81, Cl. S, 4.897%, 1/25/32 5                                                       1,623,818               138,132
Trust 2002-9, Cl. MS, 3.972%, 3/25/32 5                                                       2,112,564               190,142
Trust 2002-65, Cl. SC, 2.876%, 6/25/26 5                                                      3,380,078               207,723


                     20 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                              PRINCIPAL                 VALUE
                                                                                                 AMOUNT            SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS Continued
------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security: Continued
Trust 2002-77, Cl. SH, 8.637%, 12/18/32 5                                                  $  1,921,003         $     161,978
Trust 2003-4, Cl. S, 15.346%, 2/25/33 5                                                       3,467,151               367,181
Trust 2005-40, Cl. SA, 5.152%, 5/25/35 5                                                     18,143,195               847,610
Trust 2005-40, Cl. SB, 9.719%, 5/25/35 5                                                      7,874,112               359,550
Trust 2005-71, Cl. SA, 12.685%, 8/25/25 5                                                     8,808,185               447,445
------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Principal-Only Stripped
Mtg.-Backed Security, Trust 333, Cl. 1, 4.628%, 4/1/33 7                                      7,547,635             5,532,348
------------------------------------------------------------------------------------------------------------------------------
Ford Credit Auto Owner Trust, Automobile Loan Pass-Through
Certificates, Series 2005-C, Cl. A2, 4.24%, 3/15/08                                           5,962,086             5,941,252
------------------------------------------------------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp., Commercial Mtg. Obligations:
Series 2005-CA, Cl. A3, 4.578%, 6/10/48                                                       1,610,000             1,544,071
Series 2005-C3, Cl. A2, 4.853%, 7/10/45                                                       2,940,000             2,885,965
------------------------------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., Commercial Mtg.
Pass-Through Certificates:
Series 1997-C1, Cl. A3, 6.869%, 7/15/29                                                       1,432,212             1,453,686
Series 1998-C1, Cl. F, 7.07%, 5/15/30 1                                                       2,000,000             2,055,381
Series 2004-C3, Cl. A4, 4.547%, 12/10/41                                                      2,320,000             2,218,447
------------------------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn.:
4.75%, 7/20/27 1                                                                                 13,640                13,753
7%, 1/15/28-1/20/30                                                                           3,189,984             3,321,967
8%, 1/15/28-9/15/28                                                                           1,562,875             1,672,866
11%, 10/20/19                                                                                    35,269                38,711
12%, 11/20/13-9/20/15                                                                            51,427                57,236
12.50%, 12/15/13-11/15/15                                                                     2,014,927             2,230,086
13%, 10/15/15                                                                                 2,992,447             3,331,795
13.50%, 6/15/15                                                                               3,930,195             4,407,267
------------------------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., CMO Gtd. Real Estate
Mtg. Investment Conduit Pass-Through Certificates:
Series 1999-32, Cl. ZB, 8%, 9/16/29                                                           9,201,619             9,834,336
Series 2000-7, Cl. Z, 8%, 1/16/30                                                             6,686,571             7,062,202
------------------------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Series 1998-6, Cl. SA, 3.621%, 3/16/28 5                                                      1,685,649               128,915
Series 1998-19, Cl. SB, 2.755%, 7/16/28 5                                                     2,737,807               231,212
------------------------------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp., Commercial Mtg.
Pass-Through Certificates:
Series 2005-GG3, Cl. A2, 4.305%, 8/10/42                                                      3,260,000             3,148,208
Series 2005-GG5, Cl. A2, 5.117%, 4/10/37                                                      3,310,000             3,276,256
-----------------------------------------------------------------------------------------------------------------------------
JP Morgan Commercial Mortgage Finance Corp., Commercial Mtg.
Obligations, Series 2000-C9, Cl. A2, 7.77%, 10/15/32                                         10,301,000            11,024,636
-----------------------------------------------------------------------------------------------------------------------------
JP Morgan Mortgage Trust, CMO Pass-Through Certificates,
Series 2005-S2, Cl. 3A1, 6.741%, 2/25/32 1                                                    8,233,442             8,258,393


                     21 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                              PRINCIPAL                 VALUE
                                                                                                 AMOUNT            SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS Continued
------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp.,
Commercial Mtg. Pass-Through Certificates:
Series 2005-LDP2, Cl. A2, 4.575%, 7/15/42                                                  $  1,220,000         $   1,182,222
Series 2005-LDP4, Cl. A2, 4.79%, 10/15/42                                                     4,310,000             4,203,145
Series 2006-CB14, Cl. A4, 5.481%, 12/12/44                                                    5,160,000             5,122,278
Series 2006-LDP6, Cl. A4, 5.475%, 4/15/43                                                     5,960,000             5,896,109
------------------------------------------------------------------------------------------------------------------------------
LB Commercial Mortgage Trust, Commercial Mtg. Pass-Through
Certificates, Series 1999-C2, Cl. C, 7.47%, 10/15/32                                          8,115,000             8,644,897
------------------------------------------------------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust, Commercial Mtg.
Pass-Through Certificates:
Series 2000-C3, Cl. A2, 7.95%, 5/15/25                                                        9,627,000            10,431,457
Series 2005-C5, Cl. A2, 4.885%, 9/15/30                                                       3,520,000             3,456,018
------------------------------------------------------------------------------------------------------------------------------
Lehman Structured Securities Corp., CMO, Series 2002-GE1,
Cl. A, 2.514%, 7/26/24 4                                                                        548,013               421,970
------------------------------------------------------------------------------------------------------------------------------
Mastr Alternative Loan Trust, CMO Pass-Through Certificates:
Series 2004-6, Cl. 10A1, 6%, 7/25/34                                                          5,813,271             5,779,857
Series 2004-9, Cl. A3, 4.70%, 8/25/34 1                                                       4,941,536             4,904,833
------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I Trust, Commercial Mtg. Pass-Through Certificates:
Series 1996-C1, Cl. F, 7.059%, 2/15/28 1,2                                                    1,027,027             1,024,971
Series 1997-XL1, Cl. G, 7.695%, 10/3/30                                                      13,823,000            11,177,850
------------------------------------------------------------------------------------------------------------------------------
PNC Mortgage Acceptance Corp., Commercial Mtg. Obligations,
Series 2001-C1, Cl. A2, 6.36%, 3/12/34                                                        9,627,000             9,999,578
------------------------------------------------------------------------------------------------------------------------------
Prudential Agricultural Credit, Inc., Farmer Mac Agricultural
Real Estate Trust Sr. Sub. Mtg. Pass-Through Certificates:
Series 1992-2, Cl. B2, 1/15/03 3,4                                                              624,465                    --
Series 1992-2, Cl. B3, 10.475%, 4/15/09 1,4                                                     626,057                   196
------------------------------------------------------------------------------------------------------------------------------
Prudential Mortgage Capital Co. II LLC, Commercial Mtg.
Pass-Through Certificates, Series PRU-HTG 2000-C1, Cl. A2, 7.306%, 10/6/15                      380,000               409,068
------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VII, Inc., CMO:
Series 2000-UP1, Cl. A2, 8%, 9/25/30                                                            703,278               709,427
Series 2001-UP2, Cl. AF2, 7.25%, 10/25/31                                                       746,866               762,585
------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VII, Inc., Commercial Mtg.
Pass-Through Certificates, Series 1996-C1, Cl. F, 7.878%, 1/20/28 1,4                         2,318,350               927,340
------------------------------------------------------------------------------------------------------------------------------
Salomon Smith Barney RV Trust, Recreational Vehicles Mtg. Obligations,
Series 2001-1, Cl. B, 6.64%, 4/15/18                                                          2,407,000             2,408,492
------------------------------------------------------------------------------------------------------------------------------
Vendee Mortgage Trust, Interest-Only Stripped Mtg.-Backed Security:
Series 1992-2, Cl. IO, 1.587%, 9/15/22 5                                                     20,342,344               546,422
Series 1995-2B, Cl. 2IO, (0.231)%, 6/15/25 5                                                  1,463,559                35,287
Series 1995-3, Cl. 1IO, (14.339)%, 9/15/25 5                                                 47,679,988               493,497
------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, Commercial Mtg. Obligations:
Series 2005-C17, Cl. A2, 4.782%, 3/15/42                                                      5,800,000             5,675,016
Series 2005-C20, Cl. A5, 5.087%, 7/15/42 1                                                    3,570,000             3,492,208
------------------------------------------------------------------------------------------------------------------------------
Washington Mutual Mortgage Securities Corp., CMO Pass-Through Certificates:
Series 2005-AR5, Cl. A1, 4.678%, 5/25/35 1                                                    3,740,178             3,733,632
Series 2005-AR8, Cl. 2AB1, 5.068%, 7/25/45 1                                                  4,681,918             4,685,565


                     22 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                              PRINCIPAL                VALUE
                                                                                                 AMOUNT           SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS Continued
-----------------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities Trust, CMO,
Series 2004-DD, Cl. 2A1, 5.518%, 1/25/35 1                                              $     1,640,026       $    1,631,525
                                                                                                              ---------------
Total Mortgage-Backed Obligations (Cost $1,019,671,594)                                                          991,653,764

-----------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--11.1%
-----------------------------------------------------------------------------------------------------------------------------
Fannie Mae Unsec. Nts., 3.69%, 10/5/07 8,9,10                                                61,690,000           57,161,275
-----------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank Unsec. Bonds, 3.50%, 11/15/07                                            150,000              146,371
-----------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. Unsec. Nts.:
3.625%, 9/15/06                                                                              17,750,000           17,638,548
4.125%, 7/12/10 9                                                                             3,100,000            2,982,634
5.125%, 4/18/11                                                                               3,370,000            3,368,436
-----------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Unsec. Nts.:
4%, 2/28/07                                                                                     335,000              331,713
4.25%, 7/15/07 9                                                                                505,000              499,714
4.75%, 12/15/10 9                                                                            12,875,000           12,668,717
6%, 5/15/08 11                                                                               15,044,000           15,329,535
6%, 5/15/11 9                                                                                21,200,000           22,002,568
6.625%, 9/15/09  9,11                                                                        30,056,000           31,466,378
7.25%, 5/15/30 9                                                                              6,706,000            8,447,099
-----------------------------------------------------------------------------------------------------------------------------
Freddie Mac, Unsec. Reference Nts., 6%, 6/15/11 9                                            63,370,000           65,855,308
-----------------------------------------------------------------------------------------------------------------------------
Resolution Funding Corp. STRIPS, 6.13%, 1/15/21 8,9                                          51,220,000           23,773,609
-----------------------------------------------------------------------------------------------------------------------------
Tennessee Valley Authority Bonds:
4.65%, 6/15/35 9                                                                              3,990,000            3,586,463
5.88%, 4/1/36                                                                                 8,685,000            9,334,603
Series A, 6.79%, 5/23/12                                                                     83,068,000           89,962,312
-----------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bills:
4.375%, 5/11/06 9                                                                           229,500,000          228,389,475
4.44%, 5/18/06 9                                                                            145,635,000          144,781,860
-----------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds:
5.50%, 8/15/28 9,11                                                                             152,000              161,084
7.25%, 5/15/16 9,12                                                                           2,734,000            3,234,237
STRIPS, 4.94%, 2/15/16 8,11                                                                  23,586,000           14,530,839
                                                                                                              ---------------
Total U.S. Government Obligations (Cost $761,990,393)                                                            755,652,778

-----------------------------------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS--23.3%
-----------------------------------------------------------------------------------------------------------------------------
ARGENTINA--1.2%
Argentina (Republic of) Bonds:
1.20%, 12/31/38 1  [EUR]                                                                      8,670,000            3,979,450
2%, 9/30/14 4 [ARP]                                                                          13,011,900            4,362,814
4.889%, 8/3/12 1                                                                             57,154,125           53,160,195


                     23 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                              PRINCIPAL                VALUE
                                                                                                 AMOUNT           SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS Continued
-----------------------------------------------------------------------------------------------------------------------------
Argentina (Republic of) Discount Bonds:
7.82%, 12/31/33 [EUR]                                                                         6,069,946       $    7,091,093
8.28%, 12/31/33                                                                               6,016,869            5,926,616
-----------------------------------------------------------------------------------------------------------------------------
Buenos Aires (Province of) Bonds, Bonos de Consolidacion de Deudas,
Series PBA1, 4/1/07 3,4 [ARP]                                                                   414,832              175,806
-----------------------------------------------------------------------------------------------------------------------------
Central Bank of Argentina Bonds, 2%, 2/4/18 4 [ARP]                                          18,068,879            8,854,850
                                                                                                              ---------------
                                                                                                                  83,550,824

-----------------------------------------------------------------------------------------------------------------------------
AUSTRALIA--0.9%
Queensland Treasury Corp. Unsec. Nts., Series 09G, 6%, 7/14/09 [AUD]                         84,000,000           61,052,805
-----------------------------------------------------------------------------------------------------------------------------
AUSTRIA--1.6%
Austria (Republic of) Nts., 3.80%, 10/20/13 2 [EUR]                                          89,765,000          109,253,354
-----------------------------------------------------------------------------------------------------------------------------
BELGIUM--0.5%
Belgium (Kingdom of) Bonds, Series 44, 5%, 3/28/35 [EUR]                                     25,650,000           36,101,105
-----------------------------------------------------------------------------------------------------------------------------
BRAZIL--1.1%
Brazil (Federal Republic of) Bonds:
7.125%, 1/20/37                                                                               5,880,000            5,777,100
8.25%, 1/20/34                                                                                5,880,000            6,494,460
8.75%, 2/4/25                                                                                28,995,000           33,271,763
8.875%, 10/14/19                                                                              8,315,000            9,624,613
Series 15 yr., 5.25%, 4/15/09 1                                                                 100,891              100,954
-----------------------------------------------------------------------------------------------------------------------------
Brazil (Federal Republic of) Nts., 7.875%, 3/7/15                                            14,920,000           16,143,440
                                                                                                              ---------------
                                                                                                                  71,412,330

-----------------------------------------------------------------------------------------------------------------------------
BULGARIA--0.2%
Bulgaria (Republic of) Bonds:
8.25%, 1/15/15                                                                                7,080,000            8,310,150
8.25%, 1/15/15 2                                                                              6,790,000            7,969,763
                                                                                                              ---------------
                                                                                                                  16,279,913

-----------------------------------------------------------------------------------------------------------------------------
COLOMBIA--1.2%
Colombia (Republic of) Bonds:
10.375%, 1/28/33                                                                              2,950,000            4,122,625
10.75%, 1/15/13                                                                               8,000,000            9,980,000
12%, 10/22/15 [COP]                                                                      24,752,000,000           13,626,018
-----------------------------------------------------------------------------------------------------------------------------
Colombia (Republic of) Nts.:
8.25%, 12/22/14                                                                               6,718,000            7,591,340
11.75%, 3/1/10 [COP]                                                                     23,854,260,000           12,022,616
-----------------------------------------------------------------------------------------------------------------------------
Colombia (Republic of) Unsec. Bonds, 8.125%, 5/21/24                                         32,220,000           36,247,500
                                                                                                              ---------------
                                                                                                                  83,590,099


                     24 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                              PRINCIPAL                VALUE
                                                                                                 AMOUNT           SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
DOMINICAN REPUBLIC--0.1%
Dominican Republic Unsec. Unsub. Bonds:
Series REG S, 9.04%, 1/23/18                                                            $     4,523,253       $    4,925,822
Series REG S, 9.50%, 9/27/11                                                                  3,753,323            4,053,589
                                                                                                              ---------------
                                                                                                                   8,979,411

-----------------------------------------------------------------------------------------------------------------------------
EL SALVADOR--0.1%
El Salvador (Republic of) Bonds, 7.625%, 9/21/34 2                                            4,802,000            5,246,185
-----------------------------------------------------------------------------------------------------------------------------
FRANCE--0.6%
France (Government of) Obligations Assimilables du Tresor Bonds,
4%, 4/25/55 [EUR]                                                                             9,470,000           11,526,780
-----------------------------------------------------------------------------------------------------------------------------
France (Government of) Treasury Bills, 2.54%, 6/1/06 8 [EUR]                                 26,590,000           32,088,031
                                                                                                              ---------------
                                                                                                                  43,614,811

-----------------------------------------------------------------------------------------------------------------------------
GERMANY--0.4%
Germany (Republic of) Bonds, Series 99, 4%, 7/4/09 [EUR]                                     22,175,000           27,325,733
-----------------------------------------------------------------------------------------------------------------------------
GUATEMALA--0.1%
Guatemala (Republic of) Nts.:
10.25%, 11/8/11 2                                                                             2,972,000            3,551,540
10.25%, 11/8/11                                                                               1,205,000            1,439,975
                                                                                                              ---------------
                                                                                                                   4,991,515

-----------------------------------------------------------------------------------------------------------------------------
INDONESIA--0.3%
Indonesia (Republic of) Nts.:
6.75%, 3/10/14 2                                                                              2,670,000            2,649,975
7.25%, 4/20/15 2                                                                              4,450,000            4,550,125
-----------------------------------------------------------------------------------------------------------------------------
Indonesia (Republic of) Unsec. Nts., 8.50%, 10/12/35 2                                       11,250,000           12,501,563
                                                                                                              ---------------
                                                                                                                  19,701,663

-----------------------------------------------------------------------------------------------------------------------------
ISRAEL--0.3%
Israel (State of) Bonds, Series 2682, 7.50%, 3/31/14 [ILS]                                  101,230,000           22,817,680
-----------------------------------------------------------------------------------------------------------------------------
ITALY--1.2%
Italy (Republic of) Treasury Bonds, Buoni del Tesoro Poliennali,
4.25%, 2/1/19 [EUR]                                                                          66,605,000           82,039,460
-----------------------------------------------------------------------------------------------------------------------------
JAPAN--2.4%
Japan (Government of) Bonds:
2 yr., Series 237, 0.20%, 10/15/07 [JPY]                                                 15,584,000,000          131,731,804
20 yr., Series 81, 2%, 9/20/25 [JPY]                                                      3,427,000,000           28,953,928
                                                                                                              ---------------
                                                                                                                 160,685,732

-----------------------------------------------------------------------------------------------------------------------------
MALAYSIA--0.4%
Johor Corp. Malaysia (Government of) Bonds, Series P3, 1%, 7/31/12 [MYR]                     57,058,000           16,808,648
-----------------------------------------------------------------------------------------------------------------------------
Malaysia (Government of) Bonds, Series 2/05, 4.72%, 9/30/15 [MYR]                            26,605,000            7,386,064
                                                                                                              ---------------
                                                                                                                  24,194,712


                     25 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                              PRINCIPAL                VALUE
                                                                                                 AMOUNT           SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
MEXICO--2.1%
Mexican Williams Sr. Nts., 5.30%, 11/15/08 1,4                                          $     1,500,000       $    1,545,938
-----------------------------------------------------------------------------------------------------------------------------
United Mexican States Bonds:
5.625%, 1/15/17 4                                                                            12,325,000           12,053,850
7.50%, 4/8/33                                                                                10,622,000           11,870,085
11.375%, 9/15/16                                                                                 45,000               63,540
Series B1, 9%, 4/12/06 8  [MXN]                                                              58,460,000            5,345,436
Series M10, 10.50%, 7/14/11 1  [MXN]                                                        199,100,000           21,126,144
Series M20, 8%, 12/7/23 1  [MXN]                                                            204,981,200           17,811,942
Series MI10, 8%, 12/19/13 [MXN]                                                             139,519,000           12,582,898
Series MI10, 9.50%, 12/18/14 1  [MXN]                                                       158,044,700           15,517,261
Series M20, 10%, 12/5/24 1  [MXN]                                                           100,065,000           10,352,947
-----------------------------------------------------------------------------------------------------------------------------
United Mexican States Nts., 8.375%, 1/14/11                                                  22,280,000           24,741,940
-----------------------------------------------------------------------------------------------------------------------------
United Mexican States Unsec. Unsub. Nts., Series 6 BR, 6.75%, 6/6/06 [JPY]                1,411,000,000           12,119,975
                                                                                                              ---------------
                                                                                                                 145,131,956

-----------------------------------------------------------------------------------------------------------------------------
NIGERIA--0.1%
Central Bank of Nigeria Gtd. Bonds, Series WW, 6.25%, 11/15/20                                3,585,000            3,585,000
-----------------------------------------------------------------------------------------------------------------------------
Nigeria (Federal Republic of) Promissory Nts., Series RC, 5.092%, 1/5/10                      2,610,440            2,360,749
                                                                                                              ---------------
                                                                                                                   5,945,749

-----------------------------------------------------------------------------------------------------------------------------
PANAMA--0.5%
Panama (Republic of) Bonds:
6.70%, 1/26/36                                                                               27,455,000           27,537,365
9.375%, 4/1/29                                                                                5,500,000            6,998,750
                                                                                                              ---------------
                                                                                                                  34,536,115

-----------------------------------------------------------------------------------------------------------------------------
PERU--1.4%
Peru (Republic of) Bonds:
7.35%, 7/21/25                                                                                9,640,000            9,519,500
7.84%, 8/12/20 [PEN]                                                                        113,790,000           32,464,984
8.375%, 5/3/16                                                                                3,210,000            3,498,900
9.91%, 5/5/15 [PEN]                                                                          54,017,000           17,992,572
Series 2, 9%, 1/31/12 [PEN]                                                                   9,590,000            3,049,727
Series 7, 8.60%, 8/12/17 [PEN]                                                               24,020,000            7,404,969
Series 8-1, 12.25%, 8/10/11 [PEN]                                                            10,583,000            3,826,436
-----------------------------------------------------------------------------------------------------------------------------
Peru (Republic of) Past Due Interest Bonds, Series 20 yr., 5%, 3/7/17 1                       1,106,000            1,056,230
-----------------------------------------------------------------------------------------------------------------------------
Peru (Republic of) Sr. Nts., 4.53%, 2/28/16 8                                                24,870,549           12,842,405
-----------------------------------------------------------------------------------------------------------------------------
Peru (Republic of) Unsec. Unsub. Bonds, 8.75%, 11/21/33                                          60,000               67,200
                                                                                                              ---------------
                                                                                                                  91,722,923

-----------------------------------------------------------------------------------------------------------------------------
PHILIPPINES--0.4%
Philippines (Republic of) Bonds:
8%, 1/15/16                                                                                   7,200,000            7,776,000
8.375%, 2/15/11                                                                               6,506,000            7,067,617


                     26 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                              PRINCIPAL                VALUE
                                                                                                 AMOUNT           SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
PHILIPPINES Continued
Philippines (Republic of) Nts., 8.25%, 1/15/14                                          $     8,841,000       $    9,625,639
                                                                                                              ---------------
                                                                                                                  24,469,256
-----------------------------------------------------------------------------------------------------------------------------
POLAND--0.4%
Poland (Republic of) Bonds:
Series DS1013, 5%, 10/24/13 [PLZ]                                                            37,200,000           11,416,817
Series WS0922, 5.75%, 9/23/22 [PLZ]                                                           8,540,000            2,843,764
-----------------------------------------------------------------------------------------------------------------------------
Poland (Republic of) Nts., Series 0K0807, 4.19%, 8/12/07 8 [PLZ]                             36,350,000           10,632,202
                                                                                                              ---------------
                                                                                                                  24,892,783

-----------------------------------------------------------------------------------------------------------------------------
RUSSIA--0.8%
Aries Vermoegensverwaltungs GmbH Unsub. Nts.:
Series B, 7.75%, 10/25/09 2 [EUR]                                                             6,050,000            8,204,210
Series C, 9.60%, 10/25/14                                                                    36,000,000           45,004,140
-----------------------------------------------------------------------------------------------------------------------------
Russian Federation Unsec. Unsub. Nts., 12.75%, 6/24/28                                          745,000            1,331,688
-----------------------------------------------------------------------------------------------------------------------------
Russian Federation Unsub. Nts., 5%, 3/31/30 1                                                 2,575,000            2,822,844
                                                                                                              ---------------
                                                                                                                  57,362,882

-----------------------------------------------------------------------------------------------------------------------------
SOUTH AFRICA--0.8%
South Africa (Republic of) Bonds:
Series 153, 13%, 8/31/10 [ZAR]                                                               13,830,000            2,716,561
Series R157, 13.50%, 9/15/15 [ZAR]                                                           78,340,000           17,791,684
Series R186, 10.50%, 12/21/26 [ZAR]                                                         101,878,000           22,245,175
Series R203, 8.25%, 9/15/17 [ZAR]                                                            23,964,000            4,104,586
Series R204, 8%, 12/21/18 [ZAR]                                                              24,668,000            4,165,952
                                                                                                              ---------------
                                                                                                                  51,023,958

-----------------------------------------------------------------------------------------------------------------------------
SPAIN--0.1%
Spain (Kingdom of) Bonds, Bonos y Obligacion del Estado, 6%,
1/31/29 [EUR]                                                                                 2,050,000            3,208,122
-----------------------------------------------------------------------------------------------------------------------------
Spain (Kingdom of) Treasury Bills, 6/23/06 [EUR]                                              3,530,000            4,252,722
                                                                                                              ---------------
                                                                                                                   7,460,844

-----------------------------------------------------------------------------------------------------------------------------
TURKEY--0.6%
Turkey (Republic of) Bonds, 6.875%, 3/17/36                                                   4,840,000            4,694,800
-----------------------------------------------------------------------------------------------------------------------------
Turkey (Republic of) Nts., 7.25%, 3/15/15                                                    35,035,000           36,655,369
                                                                                                              ---------------
                                                                                                                  41,350,169

-----------------------------------------------------------------------------------------------------------------------------
UNITED KINGDOM--2.3%
United Kingdom Treasury Bonds, 6%, 12/7/28 [GBP]                                             34,440,000           75,661,850
-----------------------------------------------------------------------------------------------------------------------------
United Kingdom Treasury Nts., 4%, 3/7/09 [GBP]                                               44,885,000           76,980,695
                                                                                                              ---------------
                                                                                                                 152,642,545


                     27 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                              PRINCIPAL                VALUE
                                                                                                 AMOUNT           SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
URUGUAY--0.3%
Uruguay (Oriental Republic of) Bonds, 7.625%, 3/21/36                                     $   4,835,000        $   4,859,175
-----------------------------------------------------------------------------------------------------------------------------
Uruguay (Oriental Republic of) Unsec. Bonds, 8%, 11/18/22                                    17,005,000           17,855,250
                                                                                                               --------------
                                                                                                                  22,714,425

-----------------------------------------------------------------------------------------------------------------------------
VENEZUELA--0.9%
Venezuela (Republic of) Bonds, 9.25%, 9/15/27                                                36,685,000           46,700,005
-----------------------------------------------------------------------------------------------------------------------------
Venezuela (Republic of) Nts., 7%, 3/16/15 [EUR]                                              11,640,000           15,431,978
                                                                                                               --------------
                                                                                                                  62,131,983
                                                                                                               --------------

Total Foreign Government Obligations (Cost $1,547,169,500)                                                     1,582,222,920

-----------------------------------------------------------------------------------------------------------------------------
LOAN PARTICIPATIONS--0.1%
-----------------------------------------------------------------------------------------------------------------------------
Algeria (Republic of) Loan Participation Nts., 5.813%, 3/4/10 1,4
(Cost $5,114,054)                                                                             5,498,913            5,478,292

-----------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--29.7%
-----------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--8.9%
-----------------------------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--0.5%
Collins & Aikman Floorcoverings, Inc., 9.75% Sr. Sub. Nts., Series B, 2/15/10                 2,029,000            1,927,550
-----------------------------------------------------------------------------------------------------------------------------
Eagle-Picher, Inc., 9.75% Sr. Nts., 9/1/13 3                                                    652,000              453,140
-----------------------------------------------------------------------------------------------------------------------------
Goodyear Tire & Rubber Co. (The):
7.857% Nts., 8/15/11                                                                          7,731,000            7,595,708
9% Sr. Unsec. Nts., 7/1/15                                                                    6,000,000            6,120,000
-----------------------------------------------------------------------------------------------------------------------------
Keystone Automotive Operations, Inc., 9.75% Sr. Unsec. Sub. Nts., 11/1/13                     1,000,000              880,000
-----------------------------------------------------------------------------------------------------------------------------
Stoneridge, Inc., 11.50% Sr. Nts., 5/1/12                                                     3,777,000            3,437,070
-----------------------------------------------------------------------------------------------------------------------------
Tenneco Automotive, Inc.:
8.625% Sr. Unsec. Sub. Nts., 11/15/14                                                         4,051,000            4,071,255
10.25% Sr. Sec. Nts., Series B, 7/15/13                                                       3,084,000            3,438,660
-----------------------------------------------------------------------------------------------------------------------------
United Components, Inc., 9.375% Sr. Sub. Nts., 6/15/13                                        1,700,000            1,649,000
-----------------------------------------------------------------------------------------------------------------------------
Visteon Corp.:
7% Sr. Unsec. Nts., 3/10/14                                                                   2,975,000            2,305,625
8.25% Sr. Unsec. Nts., 8/1/10                                                                 5,100,000            4,233,000
                                                                                                               --------------
                                                                                                                  36,111,008

-----------------------------------------------------------------------------------------------------------------------------
AUTOMOBILES--0.8%
Ford Motor Co., 7.45% Bonds, 7/16/31                                                          2,700,000            2,018,250
-----------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co.:
5.625% Nts., 10/1/08                                                                          5,400,000            4,941,043
5.80% Sr. Unsec. Nts., 1/12/09                                                                  800,000              731,058
7.25% Nts., 10/25/11                                                                          2,000,000            1,824,476
7.375% Nts., 10/28/09                                                                        14,550,000           13,689,353


                     28 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                              PRINCIPAL                VALUE
                                                                                                 AMOUNT           SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
AUTOMOBILES Continued
General Motors Acceptance Corp.:
6.875% Nts., 9/15/11                                                                      $   4,600,000        $   4,292,292
7.25% Nts., 3/2/11                                                                            3,500,000            3,320,093
8% Bonds, 11/1/31                                                                            13,600,000           12,887,034
-----------------------------------------------------------------------------------------------------------------------------
General Motors Corp., 8.375% Sr. Unsec. Debs., 7/15/33                                        1,400,000            1,032,500
-----------------------------------------------------------------------------------------------------------------------------
Hertz Corp.:
8.875% Sr. Nts., 1/1/14 2                                                                     3,540,000            3,690,450
10.50% Sr. Sub. Nts., 1/1/16 2                                                                2,455,000            2,675,950
                                                                                                               --------------
                                                                                                                  51,102,499

-----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTORS--0.0%
SGS International, Inc., 12% Sr. Sub. Nts., 12/15/13 2                                        3,275,000            3,381,438
-----------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES--0.0%
Alderwoods Group, Inc., 7.75% Sr. Nts., 9/15/12                                                 150,000              154,875
-----------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--2.2%
Apcoa, Inc., 9.25% Sr. Unsec. Sub. Nts., 3/15/08 4                                            5,093,000            5,016,605
-----------------------------------------------------------------------------------------------------------------------------
Aztar Corp., 9% Sr. Unsec. Sub. Nts., 8/15/11                                                 4,101,000            4,353,212
-----------------------------------------------------------------------------------------------------------------------------
Boyd Gaming Corp., 8.75% Sr. Sub. Nts., 4/15/12                                               4,566,000            4,897,035
-----------------------------------------------------------------------------------------------------------------------------
CCM Merger, Inc., 8% Unsec. Nts., 8/1/13 2                                                    4,895,000            4,895,000
-----------------------------------------------------------------------------------------------------------------------------
Domino's, Inc., 8.25% Sr. Unsec. Sub. Nts., 7/1/11                                            2,391,000            2,462,730
-----------------------------------------------------------------------------------------------------------------------------
French Lick Resorts & Casino LLC, 10.75% First Mtg. Nts., 4/15/14 2,6                         3,200,000            3,200,000
-----------------------------------------------------------------------------------------------------------------------------
Gaylord Entertainment Co., 8% Sr. Nts., 11/15/13                                              1,900,000            1,990,250
-----------------------------------------------------------------------------------------------------------------------------
Greektown Holdings, Inc., 10.75% Sr. Nts., 12/1/13 2                                          4,915,000            5,087,025
-----------------------------------------------------------------------------------------------------------------------------
Intrawest Corp., 7.50% Sr. Unsec. Nts., 10/15/13                                              3,382,000            3,445,413
-----------------------------------------------------------------------------------------------------------------------------
Isle of Capri Casinos, Inc.:
7% Sr. Unsec. Sub. Nts., 3/1/14                                                               2,022,000            2,006,835
9% Sr. Sub. Nts., 3/15/12                                                                     7,132,000            7,604,495
-----------------------------------------------------------------------------------------------------------------------------
Kerzner International Ltd., 6.75% Sr. Unsec. Sub. Nts., 10/1/15                               2,235,000            2,363,513
-----------------------------------------------------------------------------------------------------------------------------
Mandalay Resort Group:
9.375% Sr. Sub. Nts., 2/15/10                                                                 3,370,000            3,673,300
10.25% Sr. Unsec. Sub. Nts., Series B, 8/1/07                                                 5,121,000            5,415,458
-----------------------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc.:
6.75% Sr. Nts., 4/1/13 2,6                                                                    3,200,000            3,200,000
8.375% Sr. Unsec. Sub. Nts., 2/1/11                                                           6,110,000            6,476,600
9.75% Sr. Unsec. Sub. Nts., 6/1/07                                                            1,200,000            1,255,500
-----------------------------------------------------------------------------------------------------------------------------
Mohegan Tribal Gaming Authority:
6.125% Sr. Unsec. Sub. Nts., 2/15/13                                                          1,670,000            1,655,388
6.375% Sr. Sub. Nts., 7/15/09                                                                 3,327,000            3,327,000
6.875% Sr. Unsec. Sub. Nts., 2/15/15                                                          2,330,000            2,327,088
8% Sr. Sub. Nts., 4/1/12                                                                      2,950,000            3,104,875
-----------------------------------------------------------------------------------------------------------------------------
Park Place Entertainment Corp., 7.875% Sr. Sub. Nts., 3/15/10                                 8,339,000            8,901,883
-----------------------------------------------------------------------------------------------------------------------------
Penn National Gaming, Inc., 6.75% Sr. Unsec. Sub. Nts., 3/1/15                                1,665,000            1,673,325


                     29 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                              PRINCIPAL                VALUE
                                                                                                 AMOUNT           SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE Continued
Pinnacle Entertainment, Inc., 8.25% Sr. Unsec. Sub. Nts., 3/15/12                         $   6,850,000        $   7,209,625
-----------------------------------------------------------------------------------------------------------------------------
Premier Cruise Ltd., 11% Sr. Nts., 3/15/08 2,3                                               10,800,000                   --
-----------------------------------------------------------------------------------------------------------------------------
Six Flags, Inc.:
8.875% Sr. Unsec. Nts., 2/1/10                                                                5,426,000            5,432,783
9.625% Sr. Nts., 6/1/14                                                                       1,368,000            1,385,100
9.75% Sr. Nts., 4/15/13                                                                       1,650,000            1,670,625
-----------------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc., 7.875% Sr. Nts., 5/1/12                            8,102,000            8,851,435
-----------------------------------------------------------------------------------------------------------------------------
Station Casinos, Inc.:
6.50% Sr. Unsec. Sub. Nts., 2/1/14                                                           10,725,000           10,657,969
6.875% Sr. Unsec. Sub. Nts., 3/1/16                                                           1,580,000            1,595,800
-----------------------------------------------------------------------------------------------------------------------------
Trump Entertainment Resorts, Inc., 8.50% Sec. Nts., 6/1/15                                    8,600,000            8,406,500
-----------------------------------------------------------------------------------------------------------------------------
Universal City Development Partners Ltd., 11.75% Sr. Nts., 4/1/10                             3,858,000            4,272,735
-----------------------------------------------------------------------------------------------------------------------------
Vail Resorts, Inc., 6.75% Sr. Sub. Nts., 2/15/14                                              1,500,000            1,488,750
-----------------------------------------------------------------------------------------------------------------------------
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625% Nts., 12/1/14                        11,303,000           11,034,554
                                                                                                               --------------
                                                                                                                 150,338,406

-----------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.4%
Beazer Homes USA, Inc., 8.375% Sr. Nts., 4/15/12                                              6,554,000            6,840,738
-----------------------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc., 9.75% Sr. Sub. Nts., 9/15/10                                               2,738,000            3,085,096
-----------------------------------------------------------------------------------------------------------------------------
K. Hovnanian Enterprises, Inc., 8.875% Sr. Sub. Nts., 4/1/12                                  2,803,000            2,943,150
-----------------------------------------------------------------------------------------------------------------------------
KB Home:
8.625% Sr. Sub. Nts., 12/15/08                                                                2,474,000            2,621,809
9.50% Sr. Unsec. Sub. Nts., 2/15/11                                                           1,200,000            1,261,500
-----------------------------------------------------------------------------------------------------------------------------
Sealy Mattress Co., 8.25% Sr. Sub. Nts., 6/15/14                                              1,971,000            2,069,550
-----------------------------------------------------------------------------------------------------------------------------
Standard Pacific Corp., 9.25% Sr. Sub. Nts., 4/15/12                                          2,025,000            2,083,219
-----------------------------------------------------------------------------------------------------------------------------
Toll Corp., 8.25% Sr. Sub. Nts., 12/1/11                                                      1,925,000            2,016,438
-----------------------------------------------------------------------------------------------------------------------------
WCI Communities, Inc., 9.125% Sr. Sub. Nts., 5/1/12                                           3,570,000            3,650,325
-----------------------------------------------------------------------------------------------------------------------------
William Lyon Homes, Inc., 10.75% Sr. Nts., 4/1/13                                             3,521,000            3,565,013
                                                                                                               --------------
                                                                                                                  30,136,838

-----------------------------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.1%
Leslie's Poolmart, Inc., 7.75% Sr. Unsec. Nts., 2/1/13                                        1,650,000            1,666,500
-----------------------------------------------------------------------------------------------------------------------------
Rexnord Corp., 10.125% Sr. Unsec. Sub. Nts., 12/15/12 4                                       2,220,000            2,447,550
-----------------------------------------------------------------------------------------------------------------------------
Steinway Musical Instruments, Inc., 7% Sr. Nts., 3/1/14 2                                     1,955,000            1,964,775
                                                                                                               --------------
                                                                                                                   6,078,825

-----------------------------------------------------------------------------------------------------------------------------
MEDIA--4.0%
Adelphia Communications Corp.:
7.875% Sr. Unsec. Nts., 5/1/09 3                                                              1,400,000              819,000
8.125% Sr. Nts., Series B, 7/15/03 3                                                          2,325,000            1,395,000
8.375% Sr. Nts., Series B, 2/1/08 3                                                           4,236,000            2,520,420


                     30 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                              PRINCIPAL                VALUE
                                                                                                 AMOUNT           SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
MEDIA Continued
Adelphia Communications Corp.: Continued
9.25% Sr. Unsec. Nts., Series B, 10/1/02 3                                                $   6,065,000        $   3,548,025
9.875% Sr. Nts., Series B, 3/1/07 3                                                           1,800,000            1,071,000
10.25% Sr. Unsec. Sub. Nts., 6/15/11 3                                                          800,000              508,000
10.875% Sr. Unsec. Nts., 10/1/10 3                                                              200,000              119,000
-----------------------------------------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75% Sr. Unsec. Sub. Nts., 12/15/12                           4,246,000            4,288,460
-----------------------------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc.:
8% Sr. Unsec. Sub. Nts., 3/1/14                                                               1,550,000            1,391,125
9.50% Sr. Unsec. Sub. Nts., 2/1/11                                                            3,409,000            3,332,298
-----------------------------------------------------------------------------------------------------------------------------
American Media Operations, Inc.:
8.875% Sr. Unsec. Sub. Nts., 1/15/11                                                            975,000              838,500
10.25% Sr. Unsec. Sub. Nts., Series B, 5/1/09                                                 3,750,000            3,412,500
-----------------------------------------------------------------------------------------------------------------------------
Block Communications, Inc., 8.25% Sr. Nts., 12/15/15 2                                        2,290,000            2,255,650
-----------------------------------------------------------------------------------------------------------------------------
Charter Communications Holdings I LLC, 0%/11.75% Sr. Unsec. Unsub. Nts., 5/15/14 14           2,932,000            1,539,300
-----------------------------------------------------------------------------------------------------------------------------
Charter Communications Holdings II LLC, 10.25% Sr. Unsec. Nts., 9/15/10                       1,300,000            1,283,750
-----------------------------------------------------------------------------------------------------------------------------
Charter Communications Holdings II LLC/Charter Communications
Holdings II Capital Corp., 10.25% Sr. Nts., 9/15/10 2                                         6,345,000            6,249,825
-----------------------------------------------------------------------------------------------------------------------------
Charter Communications Holdings LLC/Charter Communications
Holdings Capital Corp., 8.375% Sr. Nts., Second Lien, 4/30/14 2                              21,129,000           21,181,823
-----------------------------------------------------------------------------------------------------------------------------
Cinemark USA, Inc., 9% Sr. Unsec. Sub. Nts., 2/1/13                                           2,229,000            2,379,458
-----------------------------------------------------------------------------------------------------------------------------
Cinemark, Inc., 0%/9.75% Sr. Unsec. Disc. Nts., 3/15/14 14                                    5,629,000            4,334,330
-----------------------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 7.625% Sr. Unsec. Unsub. Nts., Series B, 4/1/11                           7,469,000            7,543,690
-----------------------------------------------------------------------------------------------------------------------------
Dex Media East LLC/Dex Media East Finance Co., 9.875% Sr. Unsec. Nts., 11/15/09               4,240,000            4,547,400
-----------------------------------------------------------------------------------------------------------------------------
Dex Media West LLC/Dex Media West Finance Co.:
8.50% Sr. Nts., 8/15/10                                                                       2,509,000            2,665,813
9.875% Sr. Sub. Nts., 8/15/13                                                                 4,431,000            4,923,949
-----------------------------------------------------------------------------------------------------------------------------
Dex Media, Inc.:
0%/9% Unsec. Disc. Nts., 11/15/13 14                                                          3,600,000            3,060,000
8% Unsec. Nts., 11/15/13                                                                     14,633,000           15,145,155
-----------------------------------------------------------------------------------------------------------------------------
Dow Jones CDX High Yield Index Pass-Through Certificates, Series 6-T1,
8.625%, 6/29/11 2,6                                                                          35,670,000           35,536,238
-----------------------------------------------------------------------------------------------------------------------------
EchoStar DBS Corp.:
6.625% Sr. Unsec. Nts., 10/1/14                                                               4,388,000            4,261,845
7.125% Sr. Nts., 2/1/16 2                                                                     2,200,000            2,175,250
-----------------------------------------------------------------------------------------------------------------------------
Emmis Operating Co., 6.875% Sr. Unsec. Sub. Nts., 5/15/12                                     3,996,000            3,876,120
-----------------------------------------------------------------------------------------------------------------------------
Entercom Radio LLC/Entercom Capital, Inc., 7.625% Sr. Unsec. Sub. Nts., 3/1/14                1,925,000            1,973,125
-----------------------------------------------------------------------------------------------------------------------------
Granite Broadcasting Corp., 9.75% Sr. Sec. Nts., 12/1/10                                        648,000              605,880
-----------------------------------------------------------------------------------------------------------------------------
Lamar Media Corp.:
6.625% Sr. Unsec. Sub. Nts., 8/15/15                                                          5,553,000            5,553,000
7.25% Sr. Unsec. Sub. Nts., 1/1/13                                                            1,800,000            1,854,000


                     31 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                              PRINCIPAL                VALUE
                                                                                                 AMOUNT           SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
MEDIA Continued
Lin Television Corp., 6.50% Sr. Sub. Nts., 5/15/13                                        $   3,233,000        $   3,055,185
-----------------------------------------------------------------------------------------------------------------------------
LodgeNet Entertainment Corp., 9.50% Sr. Sub. Debs., 6/15/13 4                                 1,350,000            1,464,750
-----------------------------------------------------------------------------------------------------------------------------
Marquee Holdings, Inc., 0%/12% Sr. Disc. Nts., 8/15/14 14                                     5,500,000            3,602,500
-----------------------------------------------------------------------------------------------------------------------------
Mediacom Broadband LLC/Mediacom Broadband Corp., 8.50% Sr. Nts., 10/15/15                     1,895,000            1,828,675
-----------------------------------------------------------------------------------------------------------------------------
Mediacom LLC/Mediacom Capital Corp., 9.50% Sr. Unsec. Nts., 1/15/13                           5,355,000            5,328,225
-----------------------------------------------------------------------------------------------------------------------------
MediaNews Group, Inc., 6.875% Sr. Unsec. Sub. Nts., 10/1/13                                   4,775,000            4,464,625
-----------------------------------------------------------------------------------------------------------------------------
Paxson Communications Corp., 10.777% Sr. Sec. Nts., 1/15/13 1,2                               4,225,000            4,203,875
-----------------------------------------------------------------------------------------------------------------------------
PRIMEDIA, Inc.:
8% Sr. Nts., 5/15/13                                                                          5,317,000            4,891,640
8.875% Sr. Unsec. Nts., 5/15/11                                                               1,718,000            1,683,640
-----------------------------------------------------------------------------------------------------------------------------
Quebecor World Capital Corp., 8.75% Sr. Nts., 3/15/16 2                                       1,600,000            1,568,458
-----------------------------------------------------------------------------------------------------------------------------
R.H. Donnelley Corp.:
6.875% Sr. Disc. Nts., 1/15/13 2                                                              5,615,000            5,278,100
6.875% Sr. Disc. Nts., Series A-2, 1/15/13 2                                                 10,155,000            9,545,700
6.875% Sr. Nts., 1/15/13                                                                      6,800,000            6,392,000
8.875% Sr. Nts., Series A-3, 1/15/16 2                                                       10,310,000           10,773,950
-----------------------------------------------------------------------------------------------------------------------------
R.H. Donnelley Financial Corp. I, 10.875% Sr. Sub. Nts., 12/15/12 2                           4,340,000            4,833,675
-----------------------------------------------------------------------------------------------------------------------------
Radio One, Inc., 8.875% Sr. Unsec. Sub. Nts., Series B, 7/1/11                                2,992,000            3,156,560
-----------------------------------------------------------------------------------------------------------------------------
Rainbow National Services LLC, 8.75% Sr. Nts., 9/1/12 2                                       1,999,000            2,138,930
-----------------------------------------------------------------------------------------------------------------------------
Shaw Communications, Inc., 8.54% Debs., 9/30/27 [CAD]                                        14,037,000           12,570,859
-----------------------------------------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc.:
8% Sr. Unsec. Sub. Nts., 3/15/12                                                             12,475,000           12,786,875
8.75% Sr. Sub. Nts., 12/15/11                                                                 1,100,000            1,161,875
-----------------------------------------------------------------------------------------------------------------------------
Vertis, Inc.:
9.75% Sr. Sec. Nts., 4/1/09                                                                   3,666,000            3,775,980
10.875% Sr. Unsec. Nts., Series B, 6/15/09                                                    3,600,000            3,555,000
-----------------------------------------------------------------------------------------------------------------------------
WMG Holdings Corp., 0%/9.50% Sr. Disc. Nts., 12/15/14 14                                      8,085,000            5,993,006
                                                                                                               --------------
                                                                                                                 270,243,012

-----------------------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--0.3%
Bon-Ton Stores, Inc. (The), 10.25% Sr. Nts., 3/15/14 2                                        8,500,000            8,219,500
-----------------------------------------------------------------------------------------------------------------------------
Neiman Marcus Group, Inc.:
9% Sr. Nts., 10/15/15 2                                                                       6,770,000            7,193,125
10.375% Sr. Sub. Nts., 10/15/15 2                                                             2,060,000            2,199,050
                                                                                                               --------------
                                                                                                                  17,611,675

-----------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--0.3%
Asbury Automotive Group, Inc., 9% Sr. Sub. Nts., 6/15/12                                      5,880,000            6,034,350
-----------------------------------------------------------------------------------------------------------------------------
Atlantic Broadband Finance LLC, 9.375% Sr. Unsec. Sub. Nts., 1/15/14                          1,000,000              952,500
-----------------------------------------------------------------------------------------------------------------------------
Boise Cascade LLC, 7.125% Sr. Unsec. Sub. Nts., 10/15/14                                      3,327,000            3,218,873


                     32 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                                  PRINCIPAL            VALUE
                                                                                                     AMOUNT       SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL Continued
Just For Feet, Inc., 11% Sr. Sub. Nts., 5/1/09 3,4                                          $     4,300,000   $           --
-----------------------------------------------------------------------------------------------------------------------------
Linens `N Things, Inc., 10.366% Sr. Sec. Nts., 1/15/14 1,2                                        3,335,000        3,360,013
-----------------------------------------------------------------------------------------------------------------------------
Petco Animal Supplies, Inc., 10.75% Sr. Sub. Nts., 11/1/11 4                                      3,851,000        4,149,453
-----------------------------------------------------------------------------------------------------------------------------
Rent-A-Center, Inc., 7.50% Sr. Unsec. Sub. Nts., Series B, 5/1/10                                 1,650,000        1,658,250
                                                                                                              ---------------
                                                                                                                  19,373,439

-----------------------------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.3%
Invista, Inc., 9.25% Sr. Nts., 5/1/12 2                                                           5,830,000        6,267,250
-----------------------------------------------------------------------------------------------------------------------------
Levi Strauss & Co.:
9.28% Sr. Unsec. Unsub. Nts., 4/1/12 1                                                            4,570,000        4,752,800
9.75% Sr. Unsec. Unsub. Nts., 1/15/15                                                             3,888,000        4,111,560
-----------------------------------------------------------------------------------------------------------------------------
Oxford Industries, Inc., 8.875% Sr. Nts., 6/1/11 4                                                1,650,000        1,707,750
-----------------------------------------------------------------------------------------------------------------------------
Quiksilver, Inc., 6.875% Sr. Unsec. Nts., 4/15/15                                                 2,865,000        2,800,538
-----------------------------------------------------------------------------------------------------------------------------
Russell Corp., 9.25% Sr. Nts., 5/1/10                                                             2,507,000        2,613,548
                                                                                                              ---------------
                                                                                                                  22,253,446

-----------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--1.0%
-----------------------------------------------------------------------------------------------------------------------------
BEVERAGES--0.1%
Canandaigua Brands, Inc., 8.625% Sr. Unsec. Nts., 8/1/06 4                                        1,300,000        1,319,500
-----------------------------------------------------------------------------------------------------------------------------
Constellation Brands, Inc., 8.125% Sr. Sub. Nts., 1/15/12                                         2,025,000        2,133,844
                                                                                                              ---------------
                                                                                                                   3,453,344

-----------------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.2%
Jean Coutu Group (PJC), Inc. (The), 8.50% Sr. Sub. Nts., 8/1/14                                   6,997,000        6,454,733
-----------------------------------------------------------------------------------------------------------------------------
Real Time Data Co., 11% Disc. Nts., 5/31/09 3,4                                                   8,836,185               --
-----------------------------------------------------------------------------------------------------------------------------
Rite Aid Corp.:
8.125% Sr. Sec. Nts., 5/1/10                                                                      3,801,000        3,900,776
9.50% Sr. Sec. Nts., 2/15/11                                                                      3,225,000        3,418,500
                                                                                                              ---------------
                                                                                                                  13,774,009

-----------------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--0.5%
American Seafoods Group LLC, 10.125% Sr. Sub. Nts., 4/15/10                                       4,525,000        4,754,101
-----------------------------------------------------------------------------------------------------------------------------
Del Monte Corp.:
6.75% Sr. Unsec. Sub. Nts., 2/15/15                                                               1,325,000        1,298,500
8.625% Sr. Sub. Nts., 12/15/12                                                                    3,955,000        4,197,244
-----------------------------------------------------------------------------------------------------------------------------
Doane Pet Care Co.:
10.625% Sr. Unsec. Sub. Nts., 11/15/15                                                            2,880,000        3,067,200
10.75% Sr. Nts., 3/1/10                                                                           7,892,000        8,582,550
-----------------------------------------------------------------------------------------------------------------------------
Dole Food Co., Inc.:
8.625% Sr. Nts., 5/1/09                                                                           1,838,000        1,856,380
8.875% Sr. Unsec. Nts., 3/15/11                                                                     623,000          619,885
-----------------------------------------------------------------------------------------------------------------------------
Hines Nurseries, Inc., 10.25% Sr. Unsec. Sub. Nts., 10/1/11                                       2,300,000        2,259,750


                     33 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                                  PRINCIPAL            VALUE
                                                                                                     AMOUNT       SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS Continued
Smithfield Foods, Inc.:
7.625% Sr. Unsec. Sub. Nts., 2/15/08                                                        $     3,336,000   $    3,419,400
8% Sr. Nts., Series B, 10/15/09                                                                   1,300,000        1,361,750
-----------------------------------------------------------------------------------------------------------------------------
United Biscuits Finance plc, 10.75% Sr. Sub. Nts., 4/15/11 4 [GBP]                                4,351,000        7,979,958
                                                                                                              ---------------
                                                                                                                  39,396,718

-----------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.1%
Church & Dwight Co., Inc., 6% Sr. Unsec. Sub. Nts., 12/15/12                                      2,000,000        1,977,500
-----------------------------------------------------------------------------------------------------------------------------
Playtex Products, Inc.:
8% Sr. Sec. Nts., 3/1/11                                                                          3,092,000        3,285,250
9.375% Sr. Unsec. Sub. Nts., 6/1/11                                                               3,588,000        3,767,400
                                                                                                              ---------------
                                                                                                                   9,030,150

-----------------------------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.1%
Elizabeth Arden, Inc., 7.75% Sr. Unsec. Sub. Nts., 1/15/14                                        3,800,000        3,914,000
-----------------------------------------------------------------------------------------------------------------------------
ENERGY--3.5%
-----------------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.1%
Dresser, Inc., 9.375% Sr. Sub. Nts., 4/15/11                                                      1,829,000        1,920,450
-----------------------------------------------------------------------------------------------------------------------------
Hanover Compressor Co., 8.625% Sr. Unsec. Sub. Nts., 12/15/10                                     1,100,000        1,159,125
-----------------------------------------------------------------------------------------------------------------------------
Hanover Equipment Trust, 8.50% Sr. Sec. Nts., Series A, 9/1/08                                      807,000          829,193
-----------------------------------------------------------------------------------------------------------------------------
Petroleum Helicopters, Inc., 9.375% Sr. Nts., 5/1/09                                              2,025,000        2,133,844
-----------------------------------------------------------------------------------------------------------------------------
RathGibson, Inc., 11.25% Sr. Nts., 2/15/14 2                                                      1,590,000        1,669,500
-----------------------------------------------------------------------------------------------------------------------------
Universal Compression, Inc., 7.25% Sr. Unsec. Sub. Nts., 5/15/10                                  3,281,000        3,346,620
                                                                                                              ---------------
                                                                                                                  11,058,732

-----------------------------------------------------------------------------------------------------------------------------
OIL & GAS--3.4%
Arch Western Finance LLC, 6.75% Sr. Nts., 7/1/13                                                  3,281,000        3,272,798
-----------------------------------------------------------------------------------------------------------------------------
Atlas Pipeline Partners LP, 8.125% Sr. Nts., 12/15/15 2                                           1,635,000        1,712,663
-----------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp.:
6.375% Sr. Unsec. Nts., 6/15/15                                                                   2,000,000        1,977,500
6.875% Sr. Unsec. Nts., 1/15/16                                                                   6,473,000        6,553,913
-----------------------------------------------------------------------------------------------------------------------------
Clayton Williams Energy, Inc., 7.75% Sr. Unsec. Nts., 8/1/13                                      1,270,000        1,200,150
-----------------------------------------------------------------------------------------------------------------------------
Compton Petroleum Finance Corp.:
7.625% Sr. Nts., 12/1/13                                                                          3,790,000        3,808,950
7.625% Sr. Nts., 12/1/13 2,6                                                                      2,555,000        2,567,775
-----------------------------------------------------------------------------------------------------------------------------
Copano Energy LLC, 8.125% Sr. Nts., 3/1/16 2                                                        950,000          988,000
-----------------------------------------------------------------------------------------------------------------------------
El Paso Corp., 7.875% Sr. Unsec. Nts., 6/15/12                                                    6,140,000        6,423,975
-----------------------------------------------------------------------------------------------------------------------------
El Paso Energy Corp., 7.625% Nts., 7/15/11                                                        4,453,000        4,608,855
-----------------------------------------------------------------------------------------------------------------------------
El Paso Production Holding Co., 7.75% Sr. Unsec. Nts., 6/1/13                                     9,966,000       10,377,098
-----------------------------------------------------------------------------------------------------------------------------
Forest Oil Corp., 7.75% Sr. Nts., 5/1/14                                                          3,570,000        3,703,875
-----------------------------------------------------------------------------------------------------------------------------
Foundation PA Coal Co., 7.25% Sr. Unsec. Nts., 8/1/14                                               900,000          918,000


                     34 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                                  PRINCIPAL            VALUE
                                                                                                     AMOUNT       SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
OIL & GAS Continued
Frontier Oil Corp., 6.625% Sr. Unsec. Nts., 10/1/11                                         $     2,775,000   $    2,781,938
-----------------------------------------------------------------------------------------------------------------------------
Gazprom International SA, 7.201% Sr. Unsec. Bonds, 2/1/20                                         9,131,000        9,556,550
-----------------------------------------------------------------------------------------------------------------------------
Inergy LP/Inergy Finance Corp., 8.25% Sr. Nts., 3/1/16 2                                          1,535,000        1,581,050
-----------------------------------------------------------------------------------------------------------------------------
Massey Energy Co., 6.875% Sr. Nts., 12/15/13 2                                                    1,620,000        1,595,700
-----------------------------------------------------------------------------------------------------------------------------
National Gas Co., 6.05% Nts., 1/15/36 2                                                           8,195,000        7,891,408
-----------------------------------------------------------------------------------------------------------------------------
Newfield Exploration Co.:
6.625% Sr. Unsec. Sub. Nts., 9/1/14                                                                 200,000          201,500
8.375% Sr. Sub. Nts., 8/15/12                                                                     3,129,000        3,363,675
-----------------------------------------------------------------------------------------------------------------------------
Pacific Energy Partners LP/Pacific Energy Finance Corp., 6.25% Sr. Unsec. Nts., 9/15/15             640,000          627,200
-----------------------------------------------------------------------------------------------------------------------------
Peabody Energy Corp., 6.875% Sr. Unsec. Nts., Series B, 3/15/13                                   3,377,000        3,444,540
-----------------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust:
7.375% Unsec. Unsub. Nts., 12/15/14                                                               8,661,000        9,267,270
8.50% Unsub. Nts., 2/15/08                                                                        3,586,000        3,762,611
9.125% Unsec. Unsub. Nts., 10/13/10                                                               7,746,000        8,733,615
-----------------------------------------------------------------------------------------------------------------------------
Petroleum Export Ltd. Cayman SPV, 5.265% Sr. Nts., Cl. A3, 6/15/11 2                             27,918,427       27,309,080
-----------------------------------------------------------------------------------------------------------------------------
Premcor Refining Group, Inc., 9.50% Sr. Nts., 2/1/13                                              5,314,000        5,892,137
-----------------------------------------------------------------------------------------------------------------------------
Quicksilver Resources, Inc., 7.125% Sr. Sub. Nts., 4/1/16                                         3,200,000        3,176,000
-----------------------------------------------------------------------------------------------------------------------------
Range Resources Corp., 6.375% Sr. Sub. Nts., 3/15/15                                              1,665,000        1,648,350
-----------------------------------------------------------------------------------------------------------------------------
Southern Natural Gas Co.:
7.35% Nts., 2/15/31                                                                               5,502,000        5,687,043
8% Sr. Unsub. Nts., 3/1/32                                                                        4,332,000        4,772,725
8.875% Sr. Nts., 3/15/10                                                                          2,599,000        2,777,681
-----------------------------------------------------------------------------------------------------------------------------
Stone Energy Corp.:
6.75% Sr. Unsec. Sub. Nts., 12/15/14                                                              3,150,000        2,961,000
8.25% Sr. Unsec. Sub. Nts., 12/15/11                                                              1,000,000        1,010,000
-----------------------------------------------------------------------------------------------------------------------------
Targa Resources, Inc., 8.50% Sr. Nts., 11/1/13 2                                                  3,265,000        3,411,925
-----------------------------------------------------------------------------------------------------------------------------
Teekay Shipping Corp., 8.875% Sr. Nts., 7/15/11                                                   1,925,000        2,127,125
-----------------------------------------------------------------------------------------------------------------------------
Tengizchevroil LLP, 6.124% Nts., 11/15/14 2                                                      17,587,000       17,587,000
-----------------------------------------------------------------------------------------------------------------------------
Tennessee Gas Pipeline Co., 7.50% Bonds, 4/1/17                                                  13,526,000       14,477,676
-----------------------------------------------------------------------------------------------------------------------------
Tesoro Corp.:
6.25% Sr. Nts., 11/1/12 2                                                                         2,450,000        2,419,375
6.625% Sr. Nts., 11/1/15 2                                                                        3,750,000        3,731,250
-----------------------------------------------------------------------------------------------------------------------------
Titan Petrochemicals Group Ltd., 8.50% Sr. Unsec. Nts., 3/18/12 2                                 6,066,000        5,732,370
-----------------------------------------------------------------------------------------------------------------------------
Whiting Petroleum Corp., 7.25% Sr. Sub. Nts., 5/1/12                                              2,000,000        2,002,500
-----------------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc. (The):
7.125% Nts., 9/1/11                                                                              13,462,000       13,916,343
7.625% Nts., 7/15/19                                                                              1,600,000        1,712,000
8.75% Unsec. Nts., 3/15/32                                                                        3,825,000        4,494,375
-----------------------------------------------------------------------------------------------------------------------------
Williams Holdings of Delaware, Inc., 6.50% Nts., 12/1/08                                          1,100,000        1,111,000
                                                                                                              ---------------
                                                                                                                 228,877,564


                     35 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                                  PRINCIPAL            VALUE
                                                                                                     AMOUNT       SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
FINANCIALS--4.7%
-----------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--0.2%
Berry Plastics Corp., 10.75% Sr. Sub. Nts., 7/15/12                                         $     4,981,000   $    5,504,005
-----------------------------------------------------------------------------------------------------------------------------
DeCrane Aircraft Holdings, Inc., 12% Sr. Unsec. Sub. Nts., Series B, 9/30/08 4                      800,000          576,000
-----------------------------------------------------------------------------------------------------------------------------
E*TRADE Financial Corp.:
7.375% Sr. Unsec. Nts., 9/15/13                                                                   1,956,000        2,004,900
8% Sr. Nts., 6/15/11                                                                              2,710,000        2,828,563
                                                                                                              ---------------
                                                                                                                  10,913,468

-----------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--2.0%
Banco BMG SA, 9.15% Nts., 1/15/16 4                                                              16,590,000       16,984,013
-----------------------------------------------------------------------------------------------------------------------------
Bank Plus Corp., 12% Sr. Nts., 7/18/07 4                                                          4,012,000        4,312,900
-----------------------------------------------------------------------------------------------------------------------------
Bankunited Capital Trust, 10.25% Capital Securities, 12/31/26 4                                   9,675,000       10,473,188
-----------------------------------------------------------------------------------------------------------------------------
HSBC Bank plc:
9.75% Sr. Unsec. Nts., 7/8/09 8                                                                  16,420,000       12,530,923
11.60% Sr. Unsec. Nts., 1/12/10 8                                                                21,550,000       14,260,066
12.28% Sr. Unsec. Nts., 3/9/09 8                                                                 16,420,000       11,683,158
-----------------------------------------------------------------------------------------------------------------------------
Inter-American Development Bank:
6.26% Nts., 12/8/09 1 [BRR]                                                                       7,210,000        3,092,070
8.81% Nts., 1/25/12 1 [COP]                                                                   7,695,428,597        3,640,441
-----------------------------------------------------------------------------------------------------------------------------
Kuznetski Capital SA, Bank of Moscow, 7.375% Nts., 11/26/10 4                                    12,565,000       12,941,950
-----------------------------------------------------------------------------------------------------------------------------
Ongko International Finance Co. BV, 10.50% Sec. Nts., 3/29/10 3,4                                 4,970,000               --
-----------------------------------------------------------------------------------------------------------------------------
UBS Luxembourg SA, 6.23% Sub. Nts., 2/11/15 1                                                    18,020,000       18,036,308
-----------------------------------------------------------------------------------------------------------------------------
VTB Capital SA, 6.25% Sr. Nts., 6/30/35 2                                                        20,590,000       20,512,788
-----------------------------------------------------------------------------------------------------------------------------
Western Financial Bank, 9.625% Unsec. Sub. Debs., 5/15/12                                         3,958,000        4,462,645
                                                                                                              ---------------
                                                                                                                 132,930,450

-----------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--2.1%
Affinia Group, Inc., 9% Sr. Unsec. Sub. Nts., 11/30/14                                            1,675,000        1,448,875
-----------------------------------------------------------------------------------------------------------------------------
Argentine Beverages Financial Trust, 7.375% Bonds, 3/22/12 2                                      3,640,000        3,621,800
-----------------------------------------------------------------------------------------------------------------------------
Autopistas del Nordeste Cayman Ltd., 9.39% Nts., 1/15/26 4                                        7,490,000        7,490,000
-----------------------------------------------------------------------------------------------------------------------------
Cloverie plc, 9.18% Sec. Nts., Series 2005-93, 12/20/10 1,4                                       6,400,000        6,408,000
-----------------------------------------------------------------------------------------------------------------------------
Crystal US Holdings 3 LLC/Crystal US Sub 3 Corp.:
0%/10.50% Sr. Unsec. Disc. Nts., Series B, 10/1/14 1 4                                            3,290,000        2,566,200
9.625% Sr. Sub. Nts., 6/15/14                                                                     4,153,000        4,620,213
-----------------------------------------------------------------------------------------------------------------------------
Dow Jones CDX High Yield Index Pass-Through Certificates, Series 4-T1, 8.25%, 6/29/10 2          88,261,270       89,695,516
-----------------------------------------------------------------------------------------------------------------------------
European Investment Bank, 1.90% Sr. Unsec. Nts., 1/26/26 [JPY]                                1,292,000,000       10,667,507
-----------------------------------------------------------------------------------------------------------------------------
JSG Funding plc, 7.75% Sr. Unsec. Sub. Nts., 4/1/15                                               3,075,000        2,905,875
-----------------------------------------------------------------------------------------------------------------------------
Nell AF Sarl, 8.375% Sr. Nts., 8/15/15 2                                                          8,535,000        8,513,663
-----------------------------------------------------------------------------------------------------------------------------
Redwood Capital VII Ltd., 9.90% Nts., 1/9/08 1                                                      500,000          494,830


                     36 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                                  PRINCIPAL            VALUE
                                                                                                     AMOUNT       SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES Continued
Tiers-BSP (Bangko Sentral ng Pilipinas), 0%/8.60% Collateralized Trust, 6/15/97 4,14        $    14,015,000   $    4,730,063
-----------------------------------------------------------------------------------------------------------------------------
Universal City Florida:
8.375% Sr. Unsec. Nts., 5/1/10                                                                    1,000,000        1,012,500
9.43% Sr. Unsec. Nts., 5/1/10 1                                                                   1,000,000        1,020,000
                                                                                                              ---------------
                                                                                                                 145,195,042

-----------------------------------------------------------------------------------------------------------------------------
REAL ESTATE--0.3%
American Casino & Entertainment Properties LLC, 7.85% Sr. Sec. Nts., 2/1/12                       1,900,000        1,957,000
-----------------------------------------------------------------------------------------------------------------------------
Felcor Lodging LP, 9% Sr. Nts., 6/1/11                                                            4,011,000        4,412,100
-----------------------------------------------------------------------------------------------------------------------------
HMH Properties, Inc., 7.875% Sr. Nts., Series B, 8/1/08                                             707,000          715,838
-----------------------------------------------------------------------------------------------------------------------------
Host Marriott LP, 6.375% Sr. Nts., Series O, 3/15/15                                              3,825,000        3,781,969
-----------------------------------------------------------------------------------------------------------------------------
MeriStar Hospitality Corp., 9.125% Sr. Unsec. Nts., 1/15/11                                       5,133,000        5,967,113
-----------------------------------------------------------------------------------------------------------------------------
Trustreet Properties, Inc., 7.50% Sr. Unsec. Nts., 4/1/15                                         4,100,000        4,130,750
                                                                                                              ---------------
                                                                                                                  20,964,770

-----------------------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--0.1%
Ocwen Capital Trust I, 10.875% Capital Nts., 8/1/27                                               5,054,000        5,331,970
-----------------------------------------------------------------------------------------------------------------------------
HEALTH CARE--1.4%
-----------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--0.0%
Angiotech Pharmaceuticals, Inc., 7.75% Sr. Sub. Nts., 4/1/14 2                                    1,605,000        1,629,075
-----------------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.1%
Inverness Medical Innovations, Inc., 8.75% Sr. Sub. Nts., 2/15/12                                 2,000,000        1,980,000
-----------------------------------------------------------------------------------------------------------------------------
Sybron Dental Specialties, Inc., 8.125% Sr. Sub. Nts., 6/15/12 4                                  3,995,000        4,234,700
-----------------------------------------------------------------------------------------------------------------------------
Universal Hospital Services, Inc., 10.125% Sr. Unsec. Nts., 11/1/11                               2,359,000        2,459,258
                                                                                                              ---------------
                                                                                                                   8,673,958

-----------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--1.3%
AmeriPath, Inc., 10.50% Sr. Unsec. Sub. Nts., 4/1/13 4                                            2,796,000        2,963,760
-----------------------------------------------------------------------------------------------------------------------------
Community Health Systems, Inc., 6.50% Sr. Unsec. Sub. Nts., 12/15/12                              3,231,000        3,146,186
-----------------------------------------------------------------------------------------------------------------------------
DaVita, Inc.:
6.625% Sr. Unsec. Nts., 3/15/13                                                                   3,330,000        3,338,325
7.25% Sr. Unsec. Sub. Nts., 3/15/15                                                               5,260,000        5,312,600
-----------------------------------------------------------------------------------------------------------------------------
Extendicare Health Services, Inc.:
6.875% Sr. Sub. Nts., 5/1/14                                                                      1,350,000        1,397,250
9.50% Sr. Unsec. Sub. Nts., 7/1/10                                                                1,929,000        2,047,151
-----------------------------------------------------------------------------------------------------------------------------
Fresenius Medical Care Capital Trust II, 7.875% Nts., 2/1/08                                      4,067,000        4,178,843
-----------------------------------------------------------------------------------------------------------------------------
Fresenius Medical Care Capital Trust III, 7.375% Nts., 2/1/08 [DEM]                               1,700,000        1,108,642
-----------------------------------------------------------------------------------------------------------------------------
Fresenius Medical Care Capital Trust IV, 7.875% Trust Preferred Nts., 6/15/11                     2,888,000        3,075,720


                     37 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                                  PRINCIPAL            VALUE
                                                                                                     AMOUNT       SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES Continued
Genesis HealthCare Corp., 8% Sr. Sub. Nts., 10/15/13                                        $     1,450,000   $    1,540,625
-----------------------------------------------------------------------------------------------------------------------------
HCA, Inc.:
6.30% Sr. Unsec. Nts., 10/1/12                                                                   10,407,000       10,209,715
6.375% Nts., 1/15/15                                                                             10,798,000       10,563,413
-----------------------------------------------------------------------------------------------------------------------------
Medquest, Inc., 11.875% Sr. Unsec. Sub. Nts., Series B, 8/15/12                                   3,577,000        2,718,520
-----------------------------------------------------------------------------------------------------------------------------
Omnicare, Inc.:
6.75% Sr. Sub. Nts., 12/15/13                                                                     1,295,000        1,295,000
6.875% Sr. Sub. Nts., 12/15/15                                                                    1,620,000        1,624,050
-----------------------------------------------------------------------------------------------------------------------------
Psychiatric Solutions, Inc., 7.75% Sr. Unsec. Sub. Nts., 7/15/15                                  1,605,000        1,641,113
-----------------------------------------------------------------------------------------------------------------------------
Rotech Healthcare, Inc., 9.50% Sr. Unsec. Sub. Nts., 4/1/12 4                                     5,406,000        5,649,270
-----------------------------------------------------------------------------------------------------------------------------
Select Medical Corp., 7.625% Sr. Unsec. Sub. Nts., 2/1/15                                         4,835,000        4,387,763
-----------------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp.:
6.375% Sr. Nts., 12/1/11                                                                          4,070,000        3,693,525
7.375% Nts., 2/1/13                                                                                 118,000          108,265
9.875% Sr. Nts., 7/1/14                                                                           9,484,000        9,649,970
-----------------------------------------------------------------------------------------------------------------------------
Triad Hospitals, Inc., 7% Sr. Sub. Nts., 11/15/13                                                 2,485,000        2,460,150
-----------------------------------------------------------------------------------------------------------------------------
US Oncology, Inc.:
9% Sr. Unsec. Nts., 8/15/12                                                                         100,000          104,000
10.75% Sr. Unsec. Sub. Nts., 8/15/14                                                                100,000          109,750
-----------------------------------------------------------------------------------------------------------------------------
Vanguard Health Holding Co. I LLC, 0%/11.25% Sr. Disc. Nts., 10/1/15 14                           5,600,000        4,116,000
                                                                                                              ---------------
                                                                                                                  86,439,606

-----------------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--1.9%
-----------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--0.4%
Alliant Techsystems, Inc., 6.75% Sr. Sub. Nts., 4/1/16                                            3,200,000        3,248,000
-----------------------------------------------------------------------------------------------------------------------------
BE Aerospace, Inc.:
8.50% Sr. Unsec. Nts., 10/1/10                                                                    1,500,000        1,601,250
8.875% Sr. Unsec. Sub. Nts., 5/1/11                                                               2,047,000        2,139,115
-----------------------------------------------------------------------------------------------------------------------------
DRS Technologies, Inc.:
6.625% Sr. Nts., 2/1/16                                                                           3,735,000        3,735,000
7.625% Sr. Sub. Nts., 2/1/18                                                                      1,110,000        1,148,850
-----------------------------------------------------------------------------------------------------------------------------
L-3 Communications Corp.:
5.875% Sr. Sub. Nts., 1/15/15                                                                     4,059,000        3,886,493
6.125% Sr. Unsec. Sub. Nts., 1/15/14                                                              1,800,000        1,759,500
6.375% Sr. Unsec. Sub. Nts., Series B, 10/15/15                                                   2,215,000        2,192,850
7.625% Sr. Sub. Nts., 6/15/12                                                                       600,000          622,500
-----------------------------------------------------------------------------------------------------------------------------
TD Funding Corp., 8.375% Sr. Sub. Nts., 7/15/11                                                   3,184,000        3,343,200
-----------------------------------------------------------------------------------------------------------------------------
TRW Automotive, Inc.:
9.375% Sr. Nts., 2/15/13                                                                          2,024,000        2,198,570
11% Sr. Sub. Nts., 2/15/13                                                                        1,720,000        1,930,700
                                                                                                              ---------------
                                                                                                                  27,806,028


                     38 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                                  PRINCIPAL            VALUE
                                                                                                     AMOUNT       SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
AIRLINES--0.0%
ATA Holdings Corp., 13% Sr. Unsec. Nts., 2/1/09 3,4                                         $    11,115,000   $      500,175
-----------------------------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS--0.2%
Associated Materials, Inc., 9.75% Sr. Sub. Nts., 4/15/12                                          2,411,000        2,513,468
-----------------------------------------------------------------------------------------------------------------------------
Goodman Global Holding Co., Inc., 7.875% Sr. Unsec. Sub. Nts., 12/15/12                           2,060,000        2,044,550
-----------------------------------------------------------------------------------------------------------------------------
Jacuzzi Brands, Inc., 9.625% Sr. Sec. Nts., 7/1/10                                                2,253,000        2,427,608
-----------------------------------------------------------------------------------------------------------------------------
Nortek, Inc., 8.50% Sr. Unsec. Unsub. Nts., 9/1/14                                                2,850,000        2,914,125
                                                                                                              ---------------
                                                                                                                   9,899,751

-----------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.5%
Allied Waste North America, Inc.:
7.25% Sr. Nts., 3/15/15                                                                             815,000          835,375
7.375% Sr. Sec. Nts., Series B, 4/15/14                                                           4,800,000        4,776,000
8.875% Sr. Nts., Series B, 4/1/08                                                                 9,935,000       10,481,425
9.25% Sr. Sec. Debs., Series B, 9/1/12                                                              267,000          289,361
-----------------------------------------------------------------------------------------------------------------------------
American Pad & Paper Co., 13% Sr. Sub. Nts., Series B, 11/15/05 3,4                               3,462,000               --
-----------------------------------------------------------------------------------------------------------------------------
Cenveo Corp., 7.875% Sr. Sub. Nts., 12/1/13                                                       3,200,000        3,144,000
-----------------------------------------------------------------------------------------------------------------------------
Comforce Operating, Inc., 12% Sr. Nts., Series B, 12/1/07                                         3,011,000        3,029,819
-----------------------------------------------------------------------------------------------------------------------------
Corrections Corp. of America:
6.25% Sr. Unsec. Sub. Nts., 3/15/13                                                               3,335,000        3,297,481
7.50% Sr. Nts., 5/1/11                                                                            1,500,000        1,552,500
-----------------------------------------------------------------------------------------------------------------------------
Mail-Well I Corp., 9.625% Sr. Nts., 3/15/12                                                       4,880,000        5,276,500
                                                                                                              ---------------
                                                                                                                  32,682,461

-----------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.2%
Belden & Blake Corp., 8.75% Sec. Nts., 7/15/12                                                      550,000          569,250
-----------------------------------------------------------------------------------------------------------------------------
Dayton Superior Corp., 13% Sr. Unsec. Sub. Nts., 6/15/09                                          2,407,000        2,021,880
-----------------------------------------------------------------------------------------------------------------------------
Eletropaulo Metropolitana SA, 19.125% Nts., 6/28/10 4 [BRR]                                       8,285,000        4,278,414
-----------------------------------------------------------------------------------------------------------------------------
UCAR Finance, Inc., 10.25% Sr. Nts., 2/15/12                                                      2,411,000        2,585,798
                                                                                                              ---------------
                                                                                                                   9,455,342

-----------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.0%
Covalence Specialty Materials Corp., 10.25% Sr. Sub. Nts., 3/1/16 2                                 950,000        1,002,250
-----------------------------------------------------------------------------------------------------------------------------
Great Lakes Dredge & Dock Co., 7.75% Sr. Unsec. Sub. Nts., 12/15/13                                 360,000          338,400
                                                                                                              ---------------
                                                                                                                   1,340,650

-----------------------------------------------------------------------------------------------------------------------------
MACHINERY--0.3%
Case New Holland, Inc., 7.125% Sr. Nts., 3/1/14 2                                                 2,550,000        2,530,875
-----------------------------------------------------------------------------------------------------------------------------
Douglas Dynamics LLC, 7.75% Sr. Nts., 1/15/12 2                                                   2,314,000        2,256,150
-----------------------------------------------------------------------------------------------------------------------------
Greenbrier Cos., Inc., 8.375% Sr. Unsec. Nts., 5/15/15                                            2,990,000        3,146,975
-----------------------------------------------------------------------------------------------------------------------------
Manitowoc Co., Inc. (The), 7.125% Sr. Nts., 11/1/13                                                 650,000          666,250
-----------------------------------------------------------------------------------------------------------------------------
Milacron Escrow Corp., 11.50% Sr. Sec. Nts., 5/15/11                                              4,055,000        3,730,600


                     39 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                                  PRINCIPAL            VALUE
                                                                                                     AMOUNT       SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
MACHINERY Continued
NMHG Holding Co., 10% Sr. Nts., 5/15/09                                                     $     2,411,000   $    2,531,552
-----------------------------------------------------------------------------------------------------------------------------
Trinity Industries, Inc., 6.50% Sr. Nts., 3/15/14                                                 2,050,000        2,060,250
-----------------------------------------------------------------------------------------------------------------------------
Wolverine Tube, Inc., 10.50% Sr. Nts., 4/1/09                                                     3,851,000        3,196,330
                                                                                                              ---------------
                                                                                                                  20,118,982

-----------------------------------------------------------------------------------------------------------------------------
MARINE--0.0%
Navigator Gas Transport plc, 10.50% First Priority Ship Mtg. Nts., 6/30/07 2,3                    2,287,000        2,621,474
-----------------------------------------------------------------------------------------------------------------------------
WPO Shipholding Co. LLC, 12% Sr. Sec. Nts., 7/15/05 3,4                                           5,400,000               --
                                                                                                              ---------------
                                                                                                                   2,621,474

-----------------------------------------------------------------------------------------------------------------------------
ROAD & RAIL--0.1%
Kansas City Southern Railway Co. (The), 7.50% Sr. Nts., 6/15/09                                   2,125,000        2,167,500
-----------------------------------------------------------------------------------------------------------------------------
Stena AB:
7% Sr. Unsec. Nts., 12/1/16                                                                         972,000          918,540
7.50% Sr. Unsec. Nts., 11/1/13                                                                      232,000          230,260
9.625% Sr. Nts., 12/1/12                                                                          3,820,000        4,182,900
                                                                                                              ---------------
                                                                                                                   7,499,200

-----------------------------------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.2%
United Rentals, Inc., 7% Sr. Sub. Nts., 2/15/14                                                  13,909,000       13,456,958
-----------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--1.0%
-----------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.2%
Loral Skynet Corp., 14% Sr. Sec. Nts., 11/21/15 15                                                2,188,000        2,647,480
-----------------------------------------------------------------------------------------------------------------------------
Lucent Technologies, Inc., 6.45% Unsec. Debs., 3/15/29                                           14,199,000       12,885,593
-----------------------------------------------------------------------------------------------------------------------------
Orion Network Systems, Inc., 12.50% Sr. Unsub. Disc. Nts., 1/15/07 3                             12,679,000          190,185
                                                                                                              ---------------
                                                                                                                  15,723,258

-----------------------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.1%
Seagate Technology Hdd Holdings, 8% Sr. Nts., 5/15/09                                             2,518,000        2,628,163
-----------------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.2%
Flextronics International Ltd., 6.25% Sr. Sub. Nts., 11/15/14                                     8,006,000        7,885,910
-----------------------------------------------------------------------------------------------------------------------------
Sanmina-SCI Corp.:
6.75% Unsec. Sub. Nts., 3/1/13                                                                    1,700,000        1,627,750
8.125% Sr. Sub. Nts., 3/1/16                                                                      3,970,000        4,029,550
-----------------------------------------------------------------------------------------------------------------------------
Solectron Corp., 8% Sr. Sub. Nts., 3/15/16 2                                                      2,225,000        2,241,688
                                                                                                              ---------------
                                                                                                                  15,784,898

-----------------------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.0%
Exodus Communications, Inc., 10.75% Sr. Nts., 12/15/09 3,4 [EUR]                                  2,116,376               --
-----------------------------------------------------------------------------------------------------------------------------
NorthPoint Communications Group, Inc., 12.875% Nts., 2/15/10 3,4                                  2,081,799               --


                     40 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                        PRINCIPAL               VALUE
                                                                                           AMOUNT          SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES Continued
PSINet, Inc., 10.50% Sr. Unsec. Nts., 12/1/06 3,4 [EUR]                                 6,650,000       $          --
                                                                                                        --------------
                                                                                                                   --

----------------------------------------------------------------------------------------------------------------------
IT SERVICES--0.3%
DI Finance/DynCorp International LLC, 9.50% Sr. Unsec. Sub. Nts.,
Series B, 2/15/13 4                                                                     4,755,000           4,968,975
----------------------------------------------------------------------------------------------------------------------
Iron Mountain, Inc., 7.75% Sr. Sub. Nts., 1/15/15                                       4,182,000           4,234,275
----------------------------------------------------------------------------------------------------------------------
SunGard Data Systems, Inc.:
9.125% Sr. Unsec. Nts., 8/15/13 2                                                       7,470,000           7,936,875
10.25% Sr. Sub. Nts., 8/15/15 2                                                         4,850,000           5,128,875
                                                                                                        --------------
                                                                                                           22,269,000

----------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.2%
Advanced Micro Devices, Inc., 7.75% Sr. Unsec. Nts., 11/1/12                            5,151,000           5,414,989
----------------------------------------------------------------------------------------------------------------------
Amkor Technology, Inc.:
7.75% Sr. Nts., 5/15/13                                                                 3,200,000           2,960,000
9.25% Sr. Unsec. Sub. Nts., 2/15/08                                                     4,365,000           4,474,125
                                                                                                        --------------
                                                                                                           12,849,114

----------------------------------------------------------------------------------------------------------------------
MATERIALS--3.4%
----------------------------------------------------------------------------------------------------------------------
CHEMICALS--0.7%
Crompton Corp., 9.875% Sr. Nts., 8/1/12                                                   125,000             141,250
----------------------------------------------------------------------------------------------------------------------
Equistar Chemicals LP/Equistar Funding Corp.:
8.75% Sr. Unsec. Nts., 2/15/09                                                          4,644,000           4,829,760
10.125% Sr. Unsec. Nts., 9/1/08                                                           118,000             125,965
10.625% Sr. Unsec. Nts., 5/1/11                                                         1,351,000           1,469,213
----------------------------------------------------------------------------------------------------------------------
Huntsman Corp./ICI Chemical Co. plc, 10.125% Sr. Unsec. Sub. Nts., 7/1/09               8,413,000           8,665,390
----------------------------------------------------------------------------------------------------------------------
Huntsman International LLC, 7.875% Sr. Sub. Nts., 1/1/15 1,2                            3,451,000           3,502,765
----------------------------------------------------------------------------------------------------------------------
Huntsman LLC:
11.50% Sr. Unsec. Nts., 7/15/12 1                                                         706,000             815,430
11.625% Sr. Unsec. Nts., 10/15/10                                                          76,000              86,450
----------------------------------------------------------------------------------------------------------------------
IMC Global, Inc., 10.875% Sr. Unsec. Nts., 8/1/13                                         118,000             135,700
----------------------------------------------------------------------------------------------------------------------
Ineos Group Holdings plc, 8.50% Nts., 2/15/16 2                                         6,950,000           6,637,250
----------------------------------------------------------------------------------------------------------------------
Innophos, Inc., 8.875% Sr. Unsec. Sub. Nts., 8/15/14                                    3,250,000           3,396,250
----------------------------------------------------------------------------------------------------------------------
KI Holdings, Inc., 0%/9.875% Sr. Unsec. Sub. Disc. Nts., 11/15/14 14                    2,650,000           1,934,500
----------------------------------------------------------------------------------------------------------------------
Lyondell Chemical Co.:
9.50% Sec. Nts., 12/15/08                                                                  70,000              73,150
9.625% Sr. Sec. Nts., Series A, 5/1/07                                                  2,074,000           2,151,775
10.50% Sr. Sec. Nts., 6/1/13                                                            3,875,000           4,310,938
----------------------------------------------------------------------------------------------------------------------
Millennium America, Inc., 9.25% Sr. Unsec. Sub. Nts., 6/15/08                             900,000             919,125


                     41 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                        PRINCIPAL               VALUE
                                                                                           AMOUNT          SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------
CHEMICALS Continued
Rockwood Specialties Group, Inc.:
7.50% Sr. Sub. Nts., 11/15/14                                                   $       1,350,000       $   1,363,500
10.625% Sr. Unsec. Sub. Nts., 5/15/11 4                                                   875,000             964,688
----------------------------------------------------------------------------------------------------------------------
Tronox Worldwide LLC/Tronox Finance Corp., 9.50% Sr. Nts., 12/1/12 2                    3,280,000           3,460,400
                                                                                                        --------------
                                                                                                           44,983,499

----------------------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.1%
NTK Holdings, Inc., 0%/10.75% Sr. Disc. Nts., 3/1/14 14                                 5,340,000           3,924,900
----------------------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING--1.2%
Ball Corp., 6.625% Sr. Nts., 3/15/18                                                    4,500,000           4,488,750
----------------------------------------------------------------------------------------------------------------------
Crown Americas, Inc., 7.75% Sr. Nts., 11/15/15 2                                        3,810,000           3,971,925
----------------------------------------------------------------------------------------------------------------------
Graham Packaging Co., Inc.:
8.50% Sr. Unsec. Nts., 10/15/12                                                         1,300,000           1,319,500
9.875% Sr. Unsec. Sub. Nts., 10/15/14                                                   4,814,000           4,898,245
----------------------------------------------------------------------------------------------------------------------
Graphic Packaging International Corp.:
8.50% Sr. Nts., 8/15/11                                                                 5,738,000           5,709,310
9.50% Sr. Sub. Nts., 8/15/13                                                            2,655,000           2,495,700
----------------------------------------------------------------------------------------------------------------------
Jefferson Smurfit Corp., 8.25% Sr. Unsec. Nts., 10/1/12                                 1,750,000           1,725,938
----------------------------------------------------------------------------------------------------------------------
MDP Acquisitions plc, 9.625% Sr. Nts., 10/1/12                                          3,281,000           3,486,063
----------------------------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc.:
7.75% Sr. Sec. Nts., 5/15/11                                                            2,792,000           2,924,620
8.25% Sr. Unsec. Nts., 5/15/13                                                          1,618,000           1,698,900
8.75% Sr. Sec. Nts., 11/15/12                                                           7,702,000           8,279,650
8.875% Sr. Sec. Nts., 2/15/09                                                           6,484,000           6,783,885
----------------------------------------------------------------------------------------------------------------------
Pliant Corp., 11.625% Sr. Sec. Nts., 6/15/09 3                                          2,026,004           2,279,255
----------------------------------------------------------------------------------------------------------------------
Solo Cup Co., 8.50% Sr. Sub. Nts., 2/15/14                                              7,108,000           6,717,060
----------------------------------------------------------------------------------------------------------------------
Stone Container Corp.:
8.375% Sr. Nts., 7/1/12                                                                 4,325,000           4,281,750
9.25% Sr. Unsec. Nts., 2/1/08                                                           4,582,000           4,793,918
9.75% Sr. Unsec. Nts., 2/1/11                                                           8,006,000           8,266,195
----------------------------------------------------------------------------------------------------------------------
Tekni-Plex, Inc., 10.875% Sr. Sec. Nts., 8/15/12 2                                        960,000           1,068,000
----------------------------------------------------------------------------------------------------------------------
TriMas Corp., 9.875% Sr. Unsec. Sub. Nts., 6/15/12                                      6,543,000           6,019,560
                                                                                                        --------------
                                                                                                           81,208,224

----------------------------------------------------------------------------------------------------------------------
METALS & MINING--1.1%
AK Steel Corp.:
7.75% Sr. Unsec. Nts., 6/15/12                                                          3,768,000           3,829,230
7.875% Sr. Unsec. Nts., 2/15/09                                                         1,379,000           1,392,790
----------------------------------------------------------------------------------------------------------------------
Alrosa Finance SA:
8.875% Nts., 11/17/14                                                                  17,015,000          19,439,638
8.875% Nts., 11/17/14 2                                                                 8,645,000           9,876,913
----------------------------------------------------------------------------------------------------------------------
Century Aluminum Co., 7.50% Sr. Unsec. Nts., 8/15/14                                    2,055,000           2,147,475
----------------------------------------------------------------------------------------------------------------------
Gibraltar Industries, Inc., 8% Sr. Sub. Nts., 12/1/15 4                                 1,970,000           1,994,625


                     42 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                        PRINCIPAL               VALUE
                                                                                           AMOUNT          SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------
METALS & MINING Continued
IMCO Recycling, Inc., 10.375% Sr. Sec. Nts., 10/15/10                           $       2,655,000       $   2,940,413
----------------------------------------------------------------------------------------------------------------------
International Utility Structures, Inc., 13% Unsec. Sub. Nts., 2/1/08 3,4                1,586,000                  --
----------------------------------------------------------------------------------------------------------------------
IPSCO, Inc., 8.75% Sr. Nts., 6/1/13                                                     1,000,000           1,095,000
----------------------------------------------------------------------------------------------------------------------
Ispat Inland ULC, 9.75% Sr. Sec. Nts., 4/1/14                                           2,974,000           3,369,108
----------------------------------------------------------------------------------------------------------------------
Jorgensen (Earle M.) Co., 9.75% Sr. Sec. Nts., 6/1/12                                   5,406,000           5,865,510
----------------------------------------------------------------------------------------------------------------------
Kaiser Aluminum & Chemical Corp., 10.875% Sr. Nts., Series B, 10/15/06 3                4,832,000           2,536,800
----------------------------------------------------------------------------------------------------------------------
Koppers Industry, Inc., 9.875% Sr. Sec. Nts., 10/15/13                                  2,172,000           2,389,200
----------------------------------------------------------------------------------------------------------------------
Northwest Pipeline Corp., 8.125% Sr. Nts., 3/1/10                                       1,100,000           1,166,000
----------------------------------------------------------------------------------------------------------------------
Novelis, Inc., 7.75% Sr. Nts., 2/15/15 1,2                                              7,180,000           6,928,700
----------------------------------------------------------------------------------------------------------------------
Oregon Steel Mills, Inc., 10% Sr. Nts., 7/15/09 4                                       3,762,000           4,006,530
----------------------------------------------------------------------------------------------------------------------
Steel Dynamics, Inc., 9.50% Sr. Nts., 3/15/09                                           2,125,000           2,228,594
----------------------------------------------------------------------------------------------------------------------
United States Steel Corp.:
9.75% Sr. Nts., 5/15/10                                                                 1,949,000           2,114,665
10.75% Sr. Nts., 8/1/08                                                                 3,197,000           3,532,685
                                                                                                        --------------
                                                                                                           76,853,876

----------------------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.3%
Abitibi-Consolidated Co. of Canada, 8.375% Sr. Unsec. Sub. Nts., 4/1/15                 3,100,000           3,038,000
----------------------------------------------------------------------------------------------------------------------
Abitibi-Consolidated, Inc., 8.55% Nts., 8/1/10                                          1,925,000           1,944,250
----------------------------------------------------------------------------------------------------------------------
Buckeye Technologies, Inc., 8.50% Sr. Nts., 10/1/13                                     1,500,000           1,518,750
----------------------------------------------------------------------------------------------------------------------
Catalyst Paper Corp., 8.625% Sr. Unsec. Nts., Series D, 6/15/11                         1,100,000           1,111,000
----------------------------------------------------------------------------------------------------------------------
Domtar, Inc., 7.125% Nts., 8/15/15                                                      1,400,000           1,246,000
----------------------------------------------------------------------------------------------------------------------
Inland Fiber Group LLC, 9.625% Sr. Unsec. Nts., 11/15/07 3                              6,414,000           4,169,100
----------------------------------------------------------------------------------------------------------------------
JSG Holding plc, 11.50% Sr. Nts., 10/1/15 2,15 [EUR]                                    1,094,277           1,352,629
----------------------------------------------------------------------------------------------------------------------
Mercer International, Inc., 9.25% Sr. Nts., 2/15/13                                     2,330,000           2,085,350
----------------------------------------------------------------------------------------------------------------------
Norske Skog Canada Ltd., 7.375% Sr. Unsec. Nts., 3/1/14                                 2,600,000           2,470,000
----------------------------------------------------------------------------------------------------------------------
PT Inti Indorayon Utama, 9.125% Sr. Nts., 10/15/04 3,4                                  4,025,000              60,375
----------------------------------------------------------------------------------------------------------------------
Tembec Industries, Inc., 7.75% Sr. Nts., 3/15/12                                        2,696,000           1,536,720
                                                                                                        --------------
                                                                                                           20,532,174

----------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--2.3%
----------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--0.8%
American Tower Corp., 7.125% Sr. Unsec. Nts., 10/15/12                                    750,000             783,750
----------------------------------------------------------------------------------------------------------------------
Exodus Communications, Inc., 10.75% Sr. Unsec. Sub. Nts., 12/15/09 3,4                  6,401,538                  --
----------------------------------------------------------------------------------------------------------------------
Intelsat Subsidiary Holding Co. Ltd., 8.625% Sr. Nts., 1/15/15                          5,010,000           5,197,875
----------------------------------------------------------------------------------------------------------------------
PanAmSat Corp., 9% Sr. Unsec. Nts., 8/15/14                                             5,470,000           5,784,525
----------------------------------------------------------------------------------------------------------------------
PanAmSat Holding Corp., 0%/10.375% Sr. Unsec. Disc. Nts., 11/1/14 14                    1,325,000             960,625


                     43 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                        PRINCIPAL               VALUE
                                                                                           AMOUNT          SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES Continued
Qwest Capital Funding, Inc.:
7.25% Unsec. Unsub. Nts., 2/15/11                                               $       2,200,000       $   2,241,250
7.90% Unsec. Nts., 8/15/10                                                              6,397,000           6,684,865
----------------------------------------------------------------------------------------------------------------------
Qwest Communications International, Inc., 7.25% Sr. Unsec. Sub. Nts.,
2/15/11 1                                                                               1,500,000           1,545,000
----------------------------------------------------------------------------------------------------------------------
Qwest Corp., 8.875% Unsec. Unsub. Nts., 3/15/12 1                                      13,690,000          15,367,025
----------------------------------------------------------------------------------------------------------------------
Telefonica del Peru SA, 8% Sr. Unsec. Bonds, 4/11/16 4 [PEN]                           20,898,900           6,089,296
----------------------------------------------------------------------------------------------------------------------
Teligent, Inc., 11.50% Sr. Nts., 12/1/07 3,4                                            5,035,000                  --
----------------------------------------------------------------------------------------------------------------------
Time Warner Telecom Holdings, Inc., 9.25% Sr. Unsec. Unsub. Nts., 2/15/14               7,670,000           8,264,425
----------------------------------------------------------------------------------------------------------------------
Time Warner Telecom, Inc., 10.125% Sr. Unsec. Sub. Nts., 2/1/11                           825,000             871,406
----------------------------------------------------------------------------------------------------------------------
Valor Telecommunications Enterprises LLC, 7.75% Sr. Unsec. Sub. Nts.,
2/15/15                                                                                 1,665,000           1,752,413
                                                                                                        --------------
                                                                                                           55,542,455

----------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--1.5%
Alamosa Delaware, Inc.:
8.50% Sr. Nts., 1/31/12                                                                   200,000             216,500
11% Sr. Unsec. Nts., 7/31/10                                                              118,000             131,865
12.50% Sr. Unsec. Nts., 2/1/11 4                                                        5,591,000           6,066,235
----------------------------------------------------------------------------------------------------------------------
American Cellular Corp., 10% Sr. Nts., Series B, 8/1/11                                 5,420,000           5,907,800
----------------------------------------------------------------------------------------------------------------------
American Tower Corp., 7.50% Sr. Nts., 5/1/12                                            4,047,000           4,259,468
----------------------------------------------------------------------------------------------------------------------
AT&T Corp.:
9.05% Sr. Unsec. Nts., 11/15/11 1                                                       6,229,000           6,741,379
9.75% Sr. Nts., 11/15/31 1                                                              3,300,000           3,952,229
----------------------------------------------------------------------------------------------------------------------
CellNet Data Systems, Inc., Sr. Unsec. Disc. Nts., 10/1/07 3,4                         21,702,000                  --
----------------------------------------------------------------------------------------------------------------------
Centennial Cellular Operating Co. LLC/Centennial Communications Corp.,
10.125% Sr. Nts., 6/15/13                                                               6,810,000           7,473,975
----------------------------------------------------------------------------------------------------------------------
Dobson Cellular Systems, Inc., 8.375% Sr. Sec. Nts., 11/1/11                            1,010,000           1,073,125
----------------------------------------------------------------------------------------------------------------------
Dobson Communications Corp.:
8.85% Sr. Unsec. Nts., 10/15/12 1                                                         955,000             952,613
8.875% Sr. Nts., 10/1/13                                                                3,294,000           3,326,940
----------------------------------------------------------------------------------------------------------------------
IWO Holdings, Inc., 8.35% Sr. Sec. Nts., 1/15/12 1                                        850,000             889,313
----------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 7.375% Sr. Nts., Series D, 8/1/15                         19,460,000          20,423,367
----------------------------------------------------------------------------------------------------------------------
Nextel Partners, Inc., 8.125% Sr. Nts., 7/1/11                                            200,000             212,500
----------------------------------------------------------------------------------------------------------------------
Rogers Wireless, Inc.:
7.50% Sec. Nts., 3/15/15                                                                4,931,000           5,313,153
8% Sr. Sub. Nts., 12/15/12                                                              3,844,000           4,098,665
----------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp.:
9.75% Sr. Sub. Nts., 1/15/10                                                           10,663,000          10,876,260
9.875% Sr. Nts., 2/1/10                                                                 6,268,000           6,722,430
----------------------------------------------------------------------------------------------------------------------
SBA Communications Corp., 8.50% Sr. Unsec. Nts., Cl. A, 12/1/12                         3,102,000           3,458,730


                     44 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                        PRINCIPAL               VALUE
                                                                                           AMOUNT          SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES Continued
SBA Telecommunications, Inc./SBA Communications Corp.,
0%/9.75% Sr. Disc. Nts., 12/15/11 14                                            $       4,117,000       $   3,952,320
----------------------------------------------------------------------------------------------------------------------
Triton PCS, Inc., 8.50% Sr. Unsec. Nts., 6/1/13                                         2,113,000           2,017,915
----------------------------------------------------------------------------------------------------------------------
UbiquiTel Operating Co., 9.875% Sr. Nts., 3/1/11                                        2,503,000           2,747,043
                                                                                                        --------------
                                                                                                          100,813,825

----------------------------------------------------------------------------------------------------------------------
UTILITIES--1.6%
----------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--1.0%
AES Corp. (The), 8.75% Sr. Sec. Nts., 5/15/13 2                                         8,898,000           9,654,330
----------------------------------------------------------------------------------------------------------------------
CMS Energy Corp.:
7.50% Sr. Nts., 1/15/09                                                                 1,318,000           1,362,483
7.75% Sr. Nts., 8/1/10                                                                  1,650,000           1,736,625
8.50% Sr. Nts., 4/15/11                                                                 2,407,000           2,611,595
----------------------------------------------------------------------------------------------------------------------
Edison Mission Energy, 9.875% Sr. Unsec. Nts., 4/15/11                                  1,829,000           2,075,915
----------------------------------------------------------------------------------------------------------------------
ESI Tractebel Acquisition Corp., 7.99% Sec. Bonds, Series B, 12/30/11                     418,000             434,899
----------------------------------------------------------------------------------------------------------------------
FPL Energy National Wind Power LLC:
5.608% Nts., 3/10/24 2                                                                  1,900,760           1,830,700
6.125% Nts., 3/25/19 2                                                                  1,097,314           1,068,991
----------------------------------------------------------------------------------------------------------------------
Midwest Generation LLC, 8.75% Sr. Sec. Nts., 5/1/34                                    10,991,000          11,952,713
----------------------------------------------------------------------------------------------------------------------
Mirant Americas Generation LLC:
Escrow Shares, 5/1/06 4                                                                 2,214,000                  --
8.30% Sr. Unsec. Nts., 5/1/11                                                           9,000,000           9,360,000
----------------------------------------------------------------------------------------------------------------------
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc.,
8.50% Sr. Sec. Nts., 9/1/10                                                             1,650,000           1,757,250
----------------------------------------------------------------------------------------------------------------------
National Power Corp., 9.625% Unsec. Bonds, 5/15/28                                     11,790,000          13,123,590
----------------------------------------------------------------------------------------------------------------------
Reliant Resources, Inc.:
9.25% Sr. Sec. Nts., 7/15/10                                                            1,970,000           1,982,313
9.50% Sr. Sec. Nts., 7/15/13                                                            1,560,000           1,569,750
----------------------------------------------------------------------------------------------------------------------
Sierra Pacific Resources, 6.75% Sr. Nts., 8/15/17 2                                     6,894,000           6,954,323
                                                                                                        --------------
                                                                                                           67,475,477

----------------------------------------------------------------------------------------------------------------------
ENERGY TRADERS--0.3%
Dynegy Holdings, Inc., 8.375% Sr. Unsec. Nts., 5/1/16 2,6                               3,195,000           3,195,000
----------------------------------------------------------------------------------------------------------------------
Mirant Americas Generation LLC:
8.50% Sr. Unsec. Nts., 10/1/21                                                          1,300,000           1,329,250
9.125% Sr. Unsec. Nts., 5/1/31                                                          2,700,000           2,889,000
----------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc.:
7.25% Sr. Nts., 2/1/14                                                                    950,000             967,813
7.375% Sr. Nts., 2/1/16                                                                 8,925,000           9,136,969
                                                                                                        --------------
                                                                                                           17,518,032


                     45 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                        PRINCIPAL               VALUE
                                                                                           AMOUNT          SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------
GAS UTILITIES--0.0%
SEMCO Energy, Inc., 7.125% Sr. Nts., 5/15/08                                    $       1,300,000       $   1,313,762
----------------------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.3%
AES Red Oak LLC, 8.54% Sr. Sec. Bonds, Series A, 11/30/19                               2,694,487           2,950,463
----------------------------------------------------------------------------------------------------------------------
Dynegy Holdings, Inc.:
6.875% Sr. Unsec. Unsub. Nts., 4/1/11                                                   1,830,000           1,775,100
8.75% Sr. Nts., 2/15/12                                                                 1,335,000           1,401,750
10.125% Sr. Sec. Nts., 7/15/13 2                                                        8,313,000           9,534,595
----------------------------------------------------------------------------------------------------------------------
Mirant Mid-Atlantic LLC, 8.625% Sec. Pass-Through Certificates,
Series A, 6/30/12                                                                       3,722,076           3,967,476
----------------------------------------------------------------------------------------------------------------------
NorthWestern Corp., 5.875% Sr. Sec. Nts., 11/1/14                                         670,000             663,277
                                                                                                        --------------
                                                                                                           20,292,661
                                                                                                        --------------
Total Corporate Bonds and Notes (Cost $2,039,347,700)                                                   2,013,462,656
                                                                                                        --------------

                                                                                           SHARES
----------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS--0.5%
----------------------------------------------------------------------------------------------------------------------
AmeriKing, Inc., 13% Cum. Sr. Exchangeable, Non-Vtg. 4,16                                 338,141                  --
----------------------------------------------------------------------------------------------------------------------
Dobson Communications Corp., 6% Cv., Series F (converts into
Dobson Communications Corp., Cl. A common stock), Non-Vtg. 2                                8,195           1,498,661
----------------------------------------------------------------------------------------------------------------------
e.spire Communications, Inc., 12.75% Jr. Redeemable, Non-Vtg. 4,16                         11,972               1,197
----------------------------------------------------------------------------------------------------------------------
Eagle-Picher Holdings, Inc., 11.75% Cum. Exchangeable, Series B,
Non-Vtg. 4,16                                                                              43,000                  --
----------------------------------------------------------------------------------------------------------------------
ICG Holdings, Inc., 14.25% Exchangeable, Non-Vtg. 4,16                                      5,773                  --
----------------------------------------------------------------------------------------------------------------------
Loral Skynet Corp., 12% Cum., Series A, Non-Vtg. 2,16                                      18,020           3,613,010
----------------------------------------------------------------------------------------------------------------------
Paxson Communications Corp., 14.25% Cum. Jr. Exchangeable, Non-Vtg. 4,15                    1,749          15,262,434
----------------------------------------------------------------------------------------------------------------------
Pennsylvania Real Estate Investment Trust, 11%                                             51,500           2,907,175
----------------------------------------------------------------------------------------------------------------------
PTV, Inc., 10% Cum., Series A, Non-Vtg. 4,16                                                  300                 573
----------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp., 11.375% Cum., Series B, Non-Vtg. 4,16                                 2,511           3,063,420
----------------------------------------------------------------------------------------------------------------------
Sovereign Real Estate Investment Trust, 12% Non-Cum., Series A 4                           61,550           9,001,688
                                                                                                        --------------
Total Preferred Stocks (Cost $55,326,259)                                                                  35,348,158

----------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--3.6%
----------------------------------------------------------------------------------------------------------------------
Advanced Micro Devices, Inc. 16                                                            33,000           1,094,280
----------------------------------------------------------------------------------------------------------------------
Aggreko plc                                                                               260,830           1,433,144
----------------------------------------------------------------------------------------------------------------------
Allegheny Technologies, Inc.                                                               24,900           1,523,382
----------------------------------------------------------------------------------------------------------------------
Alstom 16                                                                                  15,890           1,326,326
----------------------------------------------------------------------------------------------------------------------
Amada Co. Ltd.                                                                            144,000           1,570,909
----------------------------------------------------------------------------------------------------------------------
American Tower Corp. 16                                                                    90,209           2,735,137
----------------------------------------------------------------------------------------------------------------------
Anadarko Petroleum Corp.                                                                   13,900           1,404,039


                     46 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                                                       VALUE
                                                                                                 SHARES           SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS Continued
-----------------------------------------------------------------------------------------------------------------------------
Anglo American plc                                                                               36,450         $  1,412,942
-----------------------------------------------------------------------------------------------------------------------------
Aon Corp.                                                                                        33,900            1,407,189
-----------------------------------------------------------------------------------------------------------------------------
Arcelor                                                                                          37,210            1,466,882
-----------------------------------------------------------------------------------------------------------------------------
Archer-Daniels-Midland Co.                                                                       42,400            1,426,760
-----------------------------------------------------------------------------------------------------------------------------
Ashland, Inc.                                                                                    20,900            1,485,572
-----------------------------------------------------------------------------------------------------------------------------
ATA Holdings Corp. 4,16                                                                          26,036              260,360
-----------------------------------------------------------------------------------------------------------------------------
Avaya, Inc. 16                                                                                  121,500            1,372,950
-----------------------------------------------------------------------------------------------------------------------------
BAA plc                                                                                          96,920            1,395,950
-----------------------------------------------------------------------------------------------------------------------------
Barratt Developments plc                                                                         75,050            1,380,856
-----------------------------------------------------------------------------------------------------------------------------
Bear Stearns Cos., Inc. (The)                                                                    10,100            1,400,870
-----------------------------------------------------------------------------------------------------------------------------
Beverly Hills Bancorp, Inc.                                                                     539,100            5,714,460
-----------------------------------------------------------------------------------------------------------------------------
BNP Paribas SA                                                                                   14,690            1,364,537
-----------------------------------------------------------------------------------------------------------------------------
British American Tobacco plc                                                                     56,100            1,358,712
-----------------------------------------------------------------------------------------------------------------------------
Broadcom Corp., Cl. A 16                                                                         27,900            1,204,164
-----------------------------------------------------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                                                               17,300            1,441,609
-----------------------------------------------------------------------------------------------------------------------------
Burlington Resources, Inc.                                                                       14,900            1,369,459
-----------------------------------------------------------------------------------------------------------------------------
CA, Inc.                                                                                         50,600            1,376,826
-----------------------------------------------------------------------------------------------------------------------------
Caterpillar, Inc.                                                                                18,300            1,314,123
-----------------------------------------------------------------------------------------------------------------------------
Cebridge Connections Holding LLC 4,16                                                             8,001                   --
-----------------------------------------------------------------------------------------------------------------------------
Centex Corp.                                                                                     20,030            1,241,660
-----------------------------------------------------------------------------------------------------------------------------
Charles River Laboratories International, Inc. 16                                                43,520            2,133,350
-----------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp.                                                                         431,648           13,558,064
-----------------------------------------------------------------------------------------------------------------------------
Chiquita Brands International, Inc.                                                              88,293            1,480,674
-----------------------------------------------------------------------------------------------------------------------------
Chubb Corp.                                                                                      14,300            1,364,792
-----------------------------------------------------------------------------------------------------------------------------
CIT Group, Inc.                                                                                  25,200            1,348,704
-----------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                                   1,106               52,236
-----------------------------------------------------------------------------------------------------------------------------
CNP Assurances SA                                                                                14,190            1,430,728
-----------------------------------------------------------------------------------------------------------------------------
ConocoPhillips                                                                                   21,720            1,371,618
-----------------------------------------------------------------------------------------------------------------------------
Countrywide Financial Corp.                                                                      39,000            1,431,300
-----------------------------------------------------------------------------------------------------------------------------
Covad Communications Group, Inc. 16                                                             174,581              336,941
-----------------------------------------------------------------------------------------------------------------------------
Cummins, Inc.                                                                                    12,600            1,324,260
-----------------------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc.                                                                                42,200            1,401,884
-----------------------------------------------------------------------------------------------------------------------------
DaimlerChrysler AG                                                                               24,482            1,406,592
-----------------------------------------------------------------------------------------------------------------------------
De La Rue plc                                                                                   139,070            1,348,247
-----------------------------------------------------------------------------------------------------------------------------
Deutsche Telekom AG                                                                              86,037            1,451,362
-----------------------------------------------------------------------------------------------------------------------------
Dobson Communications Corp., Cl. A 16                                                           442,193            3,546,388
-----------------------------------------------------------------------------------------------------------------------------
Duke Energy Corp.                                                                                49,100            1,431,265


                     47 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                                                       VALUE
                                                                                                 SHARES           SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS Continued
-----------------------------------------------------------------------------------------------------------------------------
E*TRADE Financial Corp. 16                                                                       53,100         $  1,432,638
-----------------------------------------------------------------------------------------------------------------------------
E.ON AG                                                                                          12,267            1,350,562
-----------------------------------------------------------------------------------------------------------------------------
Eagle Materials, Inc.                                                                             1,557               99,274
-----------------------------------------------------------------------------------------------------------------------------
Eagle Materials, Inc., Cl. B                                                                      5,235              333,941
-----------------------------------------------------------------------------------------------------------------------------
Eastman Chemical Co.                                                                             27,000            1,381,860
-----------------------------------------------------------------------------------------------------------------------------
El Paso Corp.                                                                                   146,000            1,759,300
-----------------------------------------------------------------------------------------------------------------------------
Energy Select Sector SPDR Fund                                                                  105,000            5,704,650
-----------------------------------------------------------------------------------------------------------------------------
Etablissements Economiques du Casino Guichard-Perrachon SA                                       21,960            1,535,534
-----------------------------------------------------------------------------------------------------------------------------
Express Scripts, Inc. 16                                                                         15,500            1,362,450
-----------------------------------------------------------------------------------------------------------------------------
Financial Select Sector SPDR Fund                                                               174,300            5,673,465
-----------------------------------------------------------------------------------------------------------------------------
Ford Motor Co.                                                                                  177,400            1,412,104
-----------------------------------------------------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc., Cl. B                                                      25,400            1,518,158
-----------------------------------------------------------------------------------------------------------------------------
Gecina SA                                                                                        10,880            1,443,758
-----------------------------------------------------------------------------------------------------------------------------
GKN plc                                                                                         227,200            1,312,508
-----------------------------------------------------------------------------------------------------------------------------
Globix Corp. 16                                                                                 107,797              297,520
-----------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                                                                   9,500            1,491,120
-----------------------------------------------------------------------------------------------------------------------------
Hammerson plc                                                                                    66,550            1,433,744
-----------------------------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The)                                                    16,700            1,345,185
-----------------------------------------------------------------------------------------------------------------------------
Hochtief AG                                                                                      25,352            1,437,222
-----------------------------------------------------------------------------------------------------------------------------
Horizon Natural Resources Co. 4,16                                                              133,333                   --
-----------------------------------------------------------------------------------------------------------------------------
Huntsman Corp. 4,16                                                                              68,495            1,255,856
-----------------------------------------------------------------------------------------------------------------------------
ICO Global Communication Holdings Ltd. 16                                                       300,766            1,699,328
-----------------------------------------------------------------------------------------------------------------------------
iPCS, Inc. 16                                                                                    81,469            3,829,043
-----------------------------------------------------------------------------------------------------------------------------
Jefferson-Pilot Corp.                                                                            23,000            1,286,620
-----------------------------------------------------------------------------------------------------------------------------
JFE Holdings, Inc.                                                                               36,600            1,477,060
-----------------------------------------------------------------------------------------------------------------------------
Kawasaki Kisen Kaisha Ltd.                                                                      218,000            1,287,256
-----------------------------------------------------------------------------------------------------------------------------
KB Home                                                                                          20,412            1,326,372
-----------------------------------------------------------------------------------------------------------------------------
Kobe Steel Ltd.                                                                                 352,000            1,336,822
-----------------------------------------------------------------------------------------------------------------------------
Komatsu Ltd.                                                                                     78,000            1,487,766
-----------------------------------------------------------------------------------------------------------------------------
Kubota Corp.                                                                                    139,040            1,500,262
-----------------------------------------------------------------------------------------------------------------------------
Ladish Co., Inc. 16                                                                              30,000              869,100
-----------------------------------------------------------------------------------------------------------------------------
Land Securities Group plc                                                                        41,460            1,388,795
-----------------------------------------------------------------------------------------------------------------------------
Leap Wireless International, Inc. 16                                                             28,354            1,235,951
-----------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                                                                    9,400            1,358,582
-----------------------------------------------------------------------------------------------------------------------------
Lennar Corp., Cl. A                                                                              23,000            1,388,740
-----------------------------------------------------------------------------------------------------------------------------
Liberty Global, Inc., Series A                                                                  129,394            2,648,695
-----------------------------------------------------------------------------------------------------------------------------
Liberty Global, Inc., Series C 16                                                               129,394            2,555,532
-----------------------------------------------------------------------------------------------------------------------------


                     48 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                                                       VALUE
                                                                                                 SHARES           SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS Continued
-----------------------------------------------------------------------------------------------------------------------------
Lincoln National Corp.                                                                           24,400         $  1,331,996
-----------------------------------------------------------------------------------------------------------------------------
Lloyds TSB Group plc                                                                            140,014            1,339,154
-----------------------------------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd. 16                                                            136,580            3,913,017
-----------------------------------------------------------------------------------------------------------------------------
Louisiana-Pacific Corp.                                                                          48,400            1,316,480
-----------------------------------------------------------------------------------------------------------------------------
MAN AG                                                                                           21,546            1,498,752
-----------------------------------------------------------------------------------------------------------------------------
Man Group plc                                                                                    33,810            1,447,985
-----------------------------------------------------------------------------------------------------------------------------
Manitowoc Co., Inc. (The)                                                                         8,092              737,586
-----------------------------------------------------------------------------------------------------------------------------
Marathon Oil Corp.                                                                               18,802            1,432,148
-----------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                                        17,600            1,386,176
-----------------------------------------------------------------------------------------------------------------------------
Mirant Corp. 16                                                                                  12,550              313,750
-----------------------------------------------------------------------------------------------------------------------------
Nippon Building Fund, Inc.                                                                          143            1,324,299
-----------------------------------------------------------------------------------------------------------------------------
Nippon Kayaku Co. Ltd.                                                                          163,000            1,443,042
-----------------------------------------------------------------------------------------------------------------------------
Nippon Steel Corp.                                                                              340,889            1,320,691
-----------------------------------------------------------------------------------------------------------------------------
Norfolk Southern Corp.                                                                           26,400            1,427,448
-----------------------------------------------------------------------------------------------------------------------------
Novell, Inc. 16                                                                                 143,100            1,099,008
-----------------------------------------------------------------------------------------------------------------------------
NTL, Inc. 16                                                                                    902,120           26,260,713
-----------------------------------------------------------------------------------------------------------------------------
Nucor Corp.                                                                                      15,300            1,603,287
-----------------------------------------------------------------------------------------------------------------------------
NVIDIA Corp. 16                                                                                  27,800            1,591,828
-----------------------------------------------------------------------------------------------------------------------------
Occidental Petroleum Corp.                                                                       14,487            1,342,221
-----------------------------------------------------------------------------------------------------------------------------
Oracle Corp., Japan                                                                              29,400            1,471,249
-----------------------------------------------------------------------------------------------------------------------------
Orbital Sciences Corp. 16                                                                        59,993              949,089
-----------------------------------------------------------------------------------------------------------------------------
PagesJaunes Groupe SA                                                                            50,820            1,427,577
-----------------------------------------------------------------------------------------------------------------------------
Persimmon plc                                                                                    55,540            1,281,462
-----------------------------------------------------------------------------------------------------------------------------
Phelps Dodge Corp.                                                                               19,000            1,530,070
-----------------------------------------------------------------------------------------------------------------------------
PNC Financial Services Group, Inc.                                                               19,300            1,299,083
-----------------------------------------------------------------------------------------------------------------------------
Polymer Group, Inc., Cl. A 16                                                                    16,137              434,085
-----------------------------------------------------------------------------------------------------------------------------
Prandium, Inc. 4,13,16                                                                        1,034,256               10,343
-----------------------------------------------------------------------------------------------------------------------------
Premier Holdings Ltd. 4,16                                                                      799,833                   --
-----------------------------------------------------------------------------------------------------------------------------
Prudential Financial, Inc.                                                                       18,000            1,364,580
-----------------------------------------------------------------------------------------------------------------------------
Reynolds American, Inc.                                                                          12,900            1,360,950
-----------------------------------------------------------------------------------------------------------------------------
RWE AG, Non-Vtg., Preference                                                                     17,286            1,353,251
-----------------------------------------------------------------------------------------------------------------------------
Schroders plc                                                                                    67,390            1,392,128
-----------------------------------------------------------------------------------------------------------------------------
Showa Shell Sekiyu K.K.                                                                         119,600            1,357,567
-----------------------------------------------------------------------------------------------------------------------------
Societe Generale, Cl. A                                                                           9,591            1,442,404
-----------------------------------------------------------------------------------------------------------------------------
Star Gas Partners LP 16                                                                             220                  614
-----------------------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc. 16                                                                      10,861              111,325
-----------------------------------------------------------------------------------------------------------------------------
Suedzucker AG                                                                                    51,506            1,335,119


                     49 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                                                       VALUE
                                                                                                SHARES            SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS Continued
-----------------------------------------------------------------------------------------------------------------------------
Suez SA                                                                                         37,073          $  1,461,031
-----------------------------------------------------------------------------------------------------------------------------
Sumitomo Metal Industries                                                                      306,690             1,315,875
-----------------------------------------------------------------------------------------------------------------------------
Takefuji Corp.                                                                                  20,910             1,316,424
-----------------------------------------------------------------------------------------------------------------------------
Taylor Woodrow plc 16                                                                          186,710             1,310,542
-----------------------------------------------------------------------------------------------------------------------------
Tellabs, Inc. 16                                                                                91,900             1,461,210
-----------------------------------------------------------------------------------------------------------------------------
ThyssenKrupp AG                                                                                 53,763             1,551,294
-----------------------------------------------------------------------------------------------------------------------------
TonenGeneral Sekiyu K.K.                                                                       136,000             1,384,265
-----------------------------------------------------------------------------------------------------------------------------
TUI AG                                                                                          68,850             1,350,834
-----------------------------------------------------------------------------------------------------------------------------
TVMAX Holdings, Inc. 16                                                                         59,250                59,250
-----------------------------------------------------------------------------------------------------------------------------
TXU Corp.                                                                                       25,800             1,154,808
-----------------------------------------------------------------------------------------------------------------------------
Ube Industries Ltd.                                                                            461,000             1,359,108
-----------------------------------------------------------------------------------------------------------------------------
Unibail                                                                                          8,300             1,498,703
-----------------------------------------------------------------------------------------------------------------------------
United States Steel Corp.                                                                       23,700             1,438,116
-----------------------------------------------------------------------------------------------------------------------------
United Utilities plc                                                                           113,520             1,359,905
-----------------------------------------------------------------------------------------------------------------------------
Utilities Select Sector SPDR Fund                                                              175,000             5,402,250
-----------------------------------------------------------------------------------------------------------------------------
Valero Energy Corp.                                                                             24,000             1,434,720
-----------------------------------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                                                    32,985             1,123,469
-----------------------------------------------------------------------------------------------------------------------------
Viatel Holding (Bermuda) Ltd. 16                                                                43,569                   218
-----------------------------------------------------------------------------------------------------------------------------
Volkswagen AG, Preference                                                                       26,421             1,442,752
-----------------------------------------------------------------------------------------------------------------------------
Walter Industries, Inc.                                                                         57,800             3,850,636
-----------------------------------------------------------------------------------------------------------------------------
Washington Mutual, Inc.                                                                         32,500             1,385,150
-----------------------------------------------------------------------------------------------------------------------------
Western Forest Products, Inc. 16                                                               680,382             1,281,706
-----------------------------------------------------------------------------------------------------------------------------
WRC Media Corp. 4,16                                                                            16,235                   162
-----------------------------------------------------------------------------------------------------------------------------
XO Holdings, Inc. 16                                                                            39,522               156,112
                                                                                                                 ------------
Total Common Stocks (Cost $212,156,933)                                                                          241,507,293

                                                                                                 UNITS
-----------------------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
-----------------------------------------------------------------------------------------------------------------------------
ASAT Finance LLC Wts., Exp. 11/1/06 16                                                           2,200                    --
-----------------------------------------------------------------------------------------------------------------------------
COLO.com, Inc. Wts., Exp. 3/15/10 4,16                                                           6,650                    --
-----------------------------------------------------------------------------------------------------------------------------
Concentric Network Corp. Wts., Exp. 12/15/07 4,16                                                5,250                    --
-----------------------------------------------------------------------------------------------------------------------------
DeCrane Aircraft Holdings, Inc. Wts., Exp. 9/30/08 4,16                                            800                    --
-----------------------------------------------------------------------------------------------------------------------------
HF Holdings, Inc. Wts., Exp. 9/27/09 4,16                                                       34,425                    --
-----------------------------------------------------------------------------------------------------------------------------
ICO Global Communication Holdings Ltd. Wts.:
Exp. 5/16/06 4,16                                                                               75,434                   377
Exp. 5/16/06 4,16                                                                                  112                    --
-----------------------------------------------------------------------------------------------------------------------------
Imperial Credit Industries, Inc. Wts., Exp. 1/31/08 4,16                                        86,946                    --
-----------------------------------------------------------------------------------------------------------------------------
iPCS, Inc. Wts., Exp. 6/15/10 4,16                                                               6,600                    --


                     50 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                                                       VALUE
                                                                                                  UNITS           SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES Continued
-----------------------------------------------------------------------------------------------------------------------------
Long Distance International, Inc. Wts., Exp. 4/13/08 2,16                                         4,560         $         --
-----------------------------------------------------------------------------------------------------------------------------
Ntelos, Inc. Wts., Exp. 8/15/10 4,16                                                              8,500                   --
-----------------------------------------------------------------------------------------------------------------------------
Pathmark Stores, Inc. Wts., Exp. 9/19/10 16                                                       6,738                2,089
-----------------------------------------------------------------------------------------------------------------------------
PLD Telekom, Inc. Wts., Exp. 6/1/06 4,16                                                         16,650                  167
-----------------------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc. Wts., Exp. 12/19/08 4,16                                                17,634                    6
-----------------------------------------------------------------------------------------------------------------------------
Venezuela (Republic of) Oil Linked Payment Obligation Wts.,
Exp. 4/15/20 4,16                                                                                 9,035              307,190
-----------------------------------------------------------------------------------------------------------------------------
Verado Holdings, Inc., Cl. B Wts., Exp. 4/15/08 16                                                7,500                5,210
-----------------------------------------------------------------------------------------------------------------------------
XO Communications, Inc.:
Series A Wts., Exp. 1/16/10 16                                                                   79,057               35,576
Series B Wts., Exp. 1/16/10 16                                                                   59,293               18,381
Series C Wts., Exp. 1/16/10 16                                                                   59,293               14,823
-----------------------------------------------------------------------------------------------------------------------------
Ziff Davis Holdings, Inc. Wts., Exp. 8/12/12 16                                                  44,000                  440
                                                                                                                -------------
Total Rights, Warrants and Certificates (Cost $866,452)                                                              384,259

                                                                                              PRINCIPAL
                                                                                                 AMOUNT
-----------------------------------------------------------------------------------------------------------------------------
STRUCTURED NOTES--13.6%
-----------------------------------------------------------------------------------------------------------------------------
Aiolos Ltd. Catastrophe Linked Nts., 7.188%, 4/8/09 1,4 [EUR]                                 4,850,000            5,865,751
-----------------------------------------------------------------------------------------------------------------------------
Aon Capital Markets/Helix 04 Ltd. Catastrophe Linked Nts.,
10.379%, 6/30/09 1                                                                            2,750,000            2,730,420
-----------------------------------------------------------------------------------------------------------------------------
Arbor I Ltd. Catastrophe Linked Nts., 20.41%, 6/15/06 1,4                                     3,250,000            3,260,238
-----------------------------------------------------------------------------------------------------------------------------
Atlantic & Western Re Ltd. Catastrophe Linked Nts., Series B,
14.72%, 11/15/10 1                                                                            6,500,000            6,328,725
-----------------------------------------------------------------------------------------------------------------------------
Cascadia Ltd., 7.985% Nts., 6/13/08 1,2                                                       2,750,000            2,762,430
-----------------------------------------------------------------------------------------------------------------------------
Champlain Ltd. Catastrophe Linked Nts., Series A, 17.296%, 1/7/09 1                           5,250,000            5,239,238
-----------------------------------------------------------------------------------------------------------------------------
Citigroup Global Markets Holdings, Inc.:
Argentina (Republic of) Credit Linked Nts., 4%, 5/22/08 [ARP]                                10,355,000            8,968,900
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 10%, 1/5/10 [BRR]                    21,585,000            8,936,529
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 10%, 1/5/10 [BRR]                    33,875,000           14,024,782
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 14.81%, 1/5/10 8 [BRR]               18,237,724            5,008,547
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 15.43%, 1/2/09 8 [BRR]               17,433,522            5,518,950
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 15.73%, 1/3/08 8 [BRR]               15,201,753            5,531,008
Colombia (Republic of) Credit Linked Bonds, 11%, 7/24/20 [COP]                            7,230,000,000            4,053,925
Colombia (Republic of) Credit Linked Nts., Series II, 15%, 4/27/12 [COP]                  4,311,848,685            2,819,787
Colombia (Republic of) Unsec. Credit Linked Nts., 15%, 3/15/07
(linked to Colombian Treasury Bills) [COP]                                               33,115,250,000           17,885,574
Colombia (Republic of) Unsec. Credit Linked Nts., 15%, 4/27/12 [COP]                     18,440,000,000           12,059,069
Colombia (Republic of) Unsec. Credit Linked Nts., 15%, 4/27/12 [COP]                     10,085,000,000            6,595,212
Colombia (Republic of) Unsec. Credit Linked Nts., 15%, 4/27/12 [COP]                      8,162,000,000            5,337,642
Colombia (Republic of) Unsec. Credit Linked Nts., 15%, 4/27/12 [COP]                      6,891,000,000            4,506,456
Dominican Republic Credit Linked Nts., 14.11%, 7/10/06
(linked to Dominican Republic Treasury Bills) 8  [DOP]                                      168,420,000            5,007,792


                     51 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                              PRINCIPAL                VALUE
                                                                                                 AMOUNT           SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
STRUCTURED NOTES Continued
-----------------------------------------------------------------------------------------------------------------------------
Citigroup Global Markets Holdings, Inc.: Continued
Dominican Republic Credit Linked Nts., 15.64%, 5/2/06
(linked to Dominican Republic Treasury Bills) 8  [DOP]                                      143,415,164         $  4,382,883
Dominican Republic Credit Linked Nts., 16.50%, 3/12/07
(linked to Dominican Republic Treasury Bills) [DOP]                                         132,800,000            3,535,636
Dominican Republic Credit Linked Nts., 17%, 3/12/07 [DOP]                                   145,400,000            4,556,271
Dominican Republic Credit Linked Nts., 17.08%, 11/6/06
(linked to Dominican Republic Treasury Bills) 8  [DOP]                                      247,080,000            6,987,865
Dominican Republic Unsec. Credit Linked Nts., 14.67%, 5/15/06
(linked to Dominican Republic Treasury Bills) 8  [DOP]                                      125,263,530            3,807,625
Dominican Republic Unsec. Credit Linked Nts., 16.18%, 4/24/06
(linked to Dominican Republic Treasury Bills) 8  [DOP]                                       48,437,421            1,484,443
Egypt (The Arab Republic of) Credit Linked Nts., 7.91%, 8/1/06
(linked to Egyptian Treasury Bills) 8  [EGP]                                                 31,970,000            5,403,111
Egypt (The Arab Republic of) Unsec. Credit Linked Nts., 8.21%, 9/19/06
(linked to Egyptian Treasury Bills) 8  [EGP]                                                  3,700,000              618,124
Egypt (The Arab Republic of) Unsec. Credit Linked Nts., 8.50%, 2/16/08
(linked to Egyptian Treasury Bills) [EGP]                                                    23,760,000            4,175,662
Egypt (The Arab Republic of) Unsec. Credit Linked Nts., 8.50%, 8/17/06
(linked to Egyptian Treasury Bills) [EGP]                                                    32,040,000            5,397,325
Nigeria (Federal Republic of) Credit Linked Nts., 14.50%, 3/1/11 [NGN]                    1,761,000,000           13,969,821
Nigeria (Federal Republic of) Credit Linked Nts., Series II, 14.50%,
4/4/116 [NGN]                                                                             1,281,000,000           10,136,194
Ukraine Hryvnia Unsec. Credit Linked Nts., 11.94%, 1/4/10 [UAH]                               6,470,000            1,437,820
Zambia (Republic of) Credit Linked Nts., 11%, 2/21/07
(linked to Zambian Treasury Bills) [ZMK]                                                 16,410,000,000            4,498,149
Zambia (Republic of) Credit Linked Nts., Series II, 11%, 2/21/07
(linked to Zambian Treasury Bills) [ZMK]                                                  6,700,000,000            1,836,539
-----------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston Corp. (Cayman), Turkey (Republic of) Credit
Linked Nts., Series EMG 7, 15%, 2/10/10 [TRY]                                                23,490,000           18,973,700
-----------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston International:
Lukoil Credit Linked Nts., Series Fbi 105, 7.25%, 11/17/09 [RUR]                            232,499,000            8,521,780
Moscow (City of) Credit Linked Nts., Series Fbi 98, 11%, 4/23/09 [RUR]                      221,305,000            9,045,965
Moscow (City of) Credit Linked Nts., Series Fbi 101, 10%, 12/31/10 [RUR]                    211,690,000            8,687,406
OAO Gazprom Credit Linked Nts., 8.11%, 1/21/07 [RUR]                                        230,095,000            8,553,174
Russian Unified Energy Systems Credit Linked Nts., Series Fbi 108,
8.80%, 12/20/07 [RUR]                                                                       553,980,000           21,101,820
South African Rand Interest Bearing Linked Nts., Series FBi 43,
4.465%, 5/23/22 1                                                                            14,280,000           14,041,524
Ukraine (Republic of) Credit Linked Nts., Series EMG 13,
11.94%, 12/30/09 [UAH]                                                                       15,823,000            3,538,118
-----------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston, Inc. (Nassau Branch):
Turkey (Republic of) Credit Linked Nts., 20%, 10/18/07                                        2,783,000            3,264,236
Turkey (Republic of) Credit Linked Nts., Series EM 880, 20%, 10/18/07                         9,712,912           12,552,093
Turkey (Republic of) Credit Linked Nts., Series EMG 4, 17.20%, 7/6/06 8  [TRY]               14,159,292           10,195,638
Turkey (Republic of) Credit Linked Nts., Series EMG 19,
16.90%, 7/5/06 8  [TRY]                                                                      10,138,656            7,300,511


                     52 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                              PRINCIPAL                VALUE
                                                                                                 AMOUNT           SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
STRUCTURED NOTES Continued
-----------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston, Inc. (Nassau Branch): Continued
Ukraine (Republic of) Credit Linked Nts., Series EMG 11,
11.94%, 12/30/09 [UAH]                                                                        4,771,000         $  1,066,824
Ukraine (Republic of) Credit Linked Nts., Series NPC 12,
11.94%, 12/30/09 [UAH]                                                                       30,720,000            6,869,177
-----------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
Argentina (Republic of) Credit Linked Nts., 10.10%, 12/21/11 [ARP]                           19,110,000           15,101,939
Brazil Real Credit Linked Nts., 6%, 8/18/10 [BRR]                                            10,875,000            7,070,846
Brazil Real Credit Linked Nts., 13.88%, 3/3/10 8  [BRR]                                      33,618,120           10,848,213
Campania Total Return Linked Nts., 3.207%, 7/30/10 1  [EUR]                                  36,800,000           44,904,045
Campania Total Return Linked Nts., 3.207%, 7/30/10 1  [EUR]                                  31,000,000           37,436,075
Egypt (The Arab Republic of) Credit Linked Nts., 10.132%, 5/23/06
(linked to Egyptian Treasury Bills) [EGP]                                                    20,340,000            3,488,677
Egypt (The Arab Republic of) Total Return Linked Nts., 8.33%, 12/12/06
(linked to Egyptian Treasury Bills) 8  [EGP]                                                 46,890,000            7,688,410
European Investment Bank, Russian Federation Credit Linked Nts.,
5.50%, 1/19/10 8                                                                              5,580,000            4,674,645
Halyk Bank of Kazakhstan Total Return Linked Nts., Series I,
7.25%, 3/24/09 [KZT]                                                                      1,345,160,000           10,527,672
Indonesia (Republic of) Credit Linked Nts., 9.50%, 6/22/15                                    6,080,000            5,343,104
Indonesia (Republic of) Credit Linked Nts., Series III, 14.25%, 6/15/13                       6,200,533            7,111,392
Moscow (City of) Credit Linked Nts., 10%, 4/2/10 [RUR]                                      151,575,000            6,125,084
Nigeria (Federal Republic of) Credit Linked Nts., 12.50%, 2/27/09 [NGN]                     352,600,000            2,889,036
Nigeria (Federal Republic of) Credit Linked Nts., 15%, 1/30/09 [NGN]                        474,000,000            4,150,043
OAO Gazprom I Credit Nts., 8.36%, 10/20/07                                                    7,455,000            8,121,348
OAO Gazprom II Credit Nts., 8.11%, 4/20/07                                                    7,455,000            7,980,235
Peru (Republic of) Credit Linked Nts., 6.211%, 2/20/11 1                                      7,790,000            7,563,557
Romania (The State of) Credit Linked Nts., 11.49%, 12/7/06 [RON]                              6,161,250            2,250,037
Russian Federation Credit Linked Nts., 12/2/09 8  [RUR]                                     155,437,000            5,991,880
Ukraine (Republic of) 5 yr. Credit Linked Nts., 4.05%, 8/25/10                                5,430,000            5,459,865
Ukraine (Republic of) 5.5 yr. Credit Linked Nts., 4.05%, 2/25/11                              5,480,000            5,510,140
Ukraine (Republic of) 6 yr. Credit Linked Nts., 4.05%, 8/25/11                                5,480,000            5,510,140
Ukraine (Republic of) 6.5 yr. Credit Linked Nts., 4.05%, 2/27/12                              5,480,000            5,510,140
Ukraine (Republic of) 7 yr. Credit Linked Nts., 4.05%, 8/28/12                                5,480,000            5,510,140
Ukraine (Republic of) Credit Linked Nts., 5.592%, 5/16/07 [UAH]                              15,868,000            3,085,575
Ukraine (Republic of) Credit Linked Nts., 10.208%, 7/1/09 [UAH]                              26,767,200            5,883,654
Ukraine (Republic of) Credit Linked Nts., 11.70%, 5/31/06 [UAH]                              13,707,000            2,751,787
Ukraine (Republic of) Credit Linked Nts., 11.94%, 12/30/09 [UAH]                              2,139,000              475,599
Ukraine (Republic of) Credit Linked Nts., 11.94%, 12/30/09 [UAH]                              7,579,000            1,685,163
Ukraine (Republic of) Credit Linked Nts., Series A, 5.592%, 5/16/07 [UAH]                    15,871,000            3,086,158
Videocon International Ltd. Credit Linked Nts., 7.21%, 12/29/09                              15,470,000           15,425,137
Volga Investments Ltd. Credit Linked Nts., Series III, 6.01%, 4/2/08                         10,000,000           10,040,000
-----------------------------------------------------------------------------------------------------------------------------
Dow Jones CDX High Yield Index Pass-Through Certificates,
Series 5-T1, 8.75%, 12/29/10 2                                                                  356,700              368,739
-----------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)/Residential Reinsurance Ltd.
Catastrophe Linked Nts., Series B, 13.27%, 6/6/08 1,4                                         4,300,000            4,042,000
-----------------------------------------------------------------------------------------------------------------------------
ING Bank NV, Ukraine (Republic of) Credit Linked Nts., Series 725,
11.89%, 12/30/09 4 [UAH]                                                                     36,698,000            8,084,253


                     53 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                              PRINCIPAL                VALUE
                                                                                                 AMOUNT           SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
STRUCTURED NOTES Continued
-----------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Bank:
Argentina (Republic of) Credit Linked Nts., 10.06%, 12/19/11 4 [ARP]                         18,250,000         $ 14,853,501
Brazil (Federal Republic of) Credit Linked Nts., 2.73%, 11/30/12 8 [ARP]                     27,660,000            6,289,200
Brazil (Federal Republic of) Credit Linked Nts., 6%, 5/16/45 4 [BRR]                         30,560,000           17,805,218
Brazil (Federal Republic of) Credit Linked Nts., 12.08%, 1/2/15 8 [BRR]                      26,663,580            3,931,855
Brazil (Federal Republic of) Credit Linked Nts., 12.68%, 6/1/13 8 [BRR]                      42,180,340            7,512,389
Brazil (Federal Republic of) Credit Linked Nts., 15.33%, 1/2/15 8 [BRR]                      81,357,010           11,997,039
Brazil (Federal Republic of) Credit Linked Nts., Series II, 13.55%, 1/2/15 8 [BRR]           56,242,917            8,293,673
Colombia (Republic of) Credit Linked Bonds, 10.19%, 1/5/16 8 [COP]                      115,400,000,000           20,870,079
Colombia (Republic of) Credit Linked Bonds, 13.50%, 8/3/20 [COP]                         82,000,000,000           10,921,104
Peru (Republic of) Credit Linked Nts., 8.12%, 9/2/15 8 [PEN]                                 24,240,000            2,942,979
Swaziland (Kingdom of) Credit Linked Nts., 7.25%, 6/20/10                                     8,765,000            8,364,440
-----------------------------------------------------------------------------------------------------------------------------
Lehman Brothers International:
Romania (The State of) Total Return Linked Nts., 7.90%, 2/9/10
(linked to Romanian Treasury Bills) [RON]                                                     6,092,000            2,330,129
Turkey (Republic of) Total Return Linked Nts., 15%, 2/11/10
(linked to Turkish Treasury Bills) [TRY]                                                      9,390,000            7,625,839
Turkey (Republic of) Total Return Linked Nts., 20%, 10/17/07
(linked to Turkish Treasury Bills)                                                            3,349,124            4,307,308
-----------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Special Financing, Inc.:
Romania (The State of) Total Return Linked Nts., 6.50%, 3/10/10
(linked to Romanian Treasury Bills) [RON]                                                    16,085,800            5,782,069
Romania (The State of) Total Return Linked Nts., 6.75%, 3/11/08
(linked to Romanian Treasury Bills) [RON]                                                    18,680,000            6,771,580
Romania (The State of) Total Return Linked Nts., 7.25%, 4/18/10
(linked to Romanian Treasury Bills) [RON]                                                     1,487,000              547,086
Romania (The State of) Total Return Linked Nts., 7.50%, 3/6/07
(linked to Romanian Treasury Bills) [RON]                                                     2,467,000              913,105
Romania (The State of) Total Return Linked Nts., 7.75%, 4/18/08
(linked to Romanian Treasury Bills) [RON]                                                     1,478,000              546,185
Romania (The State of) Total Return Linked Nts., 7.75%, 4/18/08
(linked to Romanian Treasury Bills) [RON]                                                     3,568,000            1,318,529
Romania (The State of) Total Return Linked Nts., 7.90%, 2/12/08
(linked to Romanian Treasury Bills) [RON]                                                    13,855,800            5,203,232
-----------------------------------------------------------------------------------------------------------------------------
Morgan Stanley & Co. International Ltd./Red Arrow International
Leasing plc, Total Return Linked Nts.:
Series A, 8.375%, 6/30/12 [RUR]                                                             197,470,000            7,216,481
Series B, 11%, 6/30/12 [RUR]                                                                148,100,000            5,484,433
-----------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital Services, Inc.:
Brazil (Federal Republic of) Sr. Sub. Linked Nts., 15.45%, 1/2/14  4 [BRR]                   26,050,000           13,131,656
Philippines (Republic of) Credit Linked Nts., 7.97%, 6/20/16 1,2,6                            3,950,000            3,964,220
Philippines (Republic of) Credit Linked Nts., 8.619%, 9/20/15                                16,900,000           18,164,120
Venezuela (Republic of) 10 yr. Credit Linked Nts., 7.85%, 11/20/15                           12,480,000           13,719,264
Venezuela (Republic of) Credit Linked Nts., 6.49%, 5/20/10                                    8,275,000            8,537,318
Venezuela (Republic of) Credit Linked Nts., 7.382%, 5/20/10                                  17,600,000           19,539,520
-----------------------------------------------------------------------------------------------------------------------------
Parametric RE Ltd. Catastrophe Linked Nts., 8.88%, 11/19/07 1,2                               2,100,000            2,136,624


                     54 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                              PRINCIPAL                VALUE
                                                                                                 AMOUNT           SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
STRUCTURED NOTES Continued
-----------------------------------------------------------------------------------------------------------------------------
Residential Reinsurance Ltd., 14.32% Nts., Cl. B, 6/8/07 1,4                            $     2,000,000       $    1,900,000
-----------------------------------------------------------------------------------------------------------------------------
Swiss Re Capital Markets Corp./Foundation RE Ltd. Catastrophe Linked Nts.,
8.85%, 11/24/08 1,2                                                                           3,750,000            3,711,113
-----------------------------------------------------------------------------------------------------------------------------
Swiss Re Capital Markets Corp./Oak Capital Ltd. Catastrophe Linked Nts.,
9.66%, 6/15/07 1,4                                                                              250,000              250,163
-----------------------------------------------------------------------------------------------------------------------------
Swiss Re Capital Markets Corp./Pioneer 2002 Ltd. Sec. Catastrophe Linked Nts.:
Series 2002, Cl. A-A, 10.91%, 6/15/06 1,2                                                       250,000              252,065
Series 2002-1, Cl. E-A, 9.16%, 6/15/06 1                                                      2,000,000            2,002,300
Series 2003-II, Cl. A-A, 10.91%,  6/15/06 1,4                                                 6,000,000            6,042,600
-----------------------------------------------------------------------------------------------------------------------------
Swiss Re Capital Markets Corp./Redwood Capital V Catastrophe
Linked Nts., 8.70%, 1/9/07 1,2                                                                8,250,000            8,094,158
-----------------------------------------------------------------------------------------------------------------------------
Swiss Re Capital Markets Corp./Redwood Capital VI Catastrophe
Linked Nts., 8.60%, 1/9/07 1,2                                                                1,750,000            1,707,790
-----------------------------------------------------------------------------------------------------------------------------
Swiss Re Capital Markets Corp./Sequoia Capital Ltd. Catastrophe
Linked Nts., 10.66%, 6/15/07 1,4                                                                250,000              245,700
-----------------------------------------------------------------------------------------------------------------------------
UBS AG:
Israel (State of) Credit Linked Nts., 7.50%, 4/5/14 [ILS]                                    37,034,500            9,042,489
OAO Gazprom III Credit Nts., 7.81%, 7/5/06                                                   18,640,000           19,105,559
Ukraine (Republic of) Credit Linked Nts., 8.40%, 2/10/16                                     12,520,000           12,732,759
                                                                                                             ----------------
Total Structured Notes (Cost $877,070,394)                                                                       926,182,008

                                                                               STRIKE
                                                                     DATE       PRICE         CONTRACTS
-----------------------------------------------------------------------------------------------------------------------------
OPTIONS PURCHASED--0.1%
-----------------------------------------------------------------------------------------------------------------------------
Brazilian Real Put 4,16,18                                         6/7/06     2.35BRR        65,200,000              282,935
-----------------------------------------------------------------------------------------------------------------------------
Brazilian Real Put 16                                              6/8/06     2.36BRR        65,560,000              208,008
-----------------------------------------------------------------------------------------------------------------------------
Japanese Yen Put 4,16                                             9/21/06      119JPY    34,469,000,000            2,983,292
-----------------------------------------------------------------------------------------------------------------------------
Mexican Nuevo Peso Call 16                                       10/12/06    11.40MXN        85,614,000              108,598
-----------------------------------------------------------------------------------------------------------------------------
Mexican Nuevo Peso Put 16                                        10/12/06    11.40MXN        85,614,000              337,427
                                                                                                             ----------------
Total Options Purchased (Cost $4,165,746)                                                                          3,920,260

                                                                                              PRINCIPAL
                                                                                                 AMOUNT
-----------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--3.5%
-----------------------------------------------------------------------------------------------------------------------------
Undivided interest of 11.43% in joint repurchase agreement (Principal
Amount/Value  $2,051,676,000, with a maturity value of $2,052,457,347) with UBS
Warburg LLC, 4.57%, dated 3/31/06, to be repurchased at $234,601,310 on 4/3/06, collateralized by Federal National Mortgage Assn., 5%--6%, 3/1/34--3/1/36, with
a value of $2,098,378,320 (Cost $234,512,000)                                           $   234,512,000          234,512,000
-----------------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (excluding Investments Purchased
with Cash Collateral from Securities Loaned) (Cost $6,982,036,951)                                             6,979,558,997


                     55 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                              PRINCIPAL                VALUE
                                                                                                 AMOUNT           SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--3.4%
-----------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED FLOATING NOTE--0.0%
GSAA Home Equity Trust, Series 2005-15, Cl. 2A1, 4.90%, 4/25/06 17                      $     1,873,726      $     1,873,726
-----------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--3.0%
Undivided interest of 16.62% in joint repurchase agreement (Principal Amount/
Value $1,000,000,000, with a maturity value of $1,000,407,917) with Bank of
America NA, 4.895%, dated 3/31/06, to be repurchased at $166,262,399 on 4/3/06, collateralized by U.S. Agency Mortgages, 5.50%, 12/1/34, with a value of
$1,020,000,001 17                                                                           166,194,605          166,194,605
-----------------------------------------------------------------------------------------------------------------------------
Undivided interest of 3.45% in joint repurchase agreement (Principal
Amount/Value $1,000,000,000, with a maturity value of $1,000,404,167) with UBS
Securities LLC, 4.85%, dated 3/31/06, to be repurchased at $34,489,642 on
4/3/06, collateralized by U.S. Agency Mortgages, 0%--7%, 1/15/10--3/25/36, with
a value of $1,020,004,378 17                                                                 34,475,708           34,475,708
                                                                                                             ----------------
                                                                                                                 200,670,313
-----------------------------------------------------------------------------------------------------------------------------
MEDIUM-TERM FLOATING NOTE--0.4%
American Express Credit Corp., 4.76%, 4/17/06 17                                              2,000,000            2,000,000
-----------------------------------------------------------------------------------------------------------------------------
Bear Stearns, 4.87%, 4/3/06 17                                                                3,000,000            3,000,000
-----------------------------------------------------------------------------------------------------------------------------
CC USA, Inc., 4.87%, 4/3/06 17                                                                3,000,000            3,000,000
-----------------------------------------------------------------------------------------------------------------------------
Citigroup Funding, Inc., 4.86%, 4/3/06 17                                                     7,000,000            7,000,000
-----------------------------------------------------------------------------------------------------------------------------
HSBC Finance Corp., 4.65%, 4/6/06 17                                                          3,000,000            3,000,000
-----------------------------------------------------------------------------------------------------------------------------
Links Finance LLC, 4.88%, 4/3/06 17                                                           8,000,000            8,000,000
-----------------------------------------------------------------------------------------------------------------------------
Tango Finance Corp., 4.88%, 4/3/06 17                                                         3,498,600            3,498,600
                                                                                                             ----------------
                                                                                                                  29,498,600

-----------------------------------------------------------------------------------------------------------------------------
YANKEE CERTIFICATE OF DEPOSIT FLOATING NOTE--0.0%
Natexis Banques Populaires NY, 4.87%, 4/3/06 17                                               2,000,000            2,000,000
                                                                                                             ----------------
Total Investments Purchased with Cash Collateral
from Securities Loaned (Cost $234,042,639)                                                                       234,042,639

-----------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $7,216,079,590)                                                 106.3%       7,213,601,636
-----------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                              (6.3)        (426,113,149)
                                                                                        -------------------------------------
NET ASSETS                                                                                        100.0%     $ 6,787,488,487
                                                                                        =====================================


                     56 | OPPENHEIMER STRATEGIC INCOME FUND

FOOTNOTES TO STATEMENT OF INVESTMENTS

Principal amount is reported in U.S. Dollars, except for those denoted in the following currencies:

ARP   Argentine Peso
AUD   Australian Dollar
BRR   Brazilian Real
CAD   Canadian Dollar
COP   Colombian Peso
DEM   German Mark
DOP   Dominican Republic Peso
EGP   Egyptian Pound
EUR   Euro
GBP   British Pound Sterling
ILS   Israeli Shekel
JPY   Japanese Yen
KZT   Kazakhstan Tenge
MXN   Mexican Nuevo Peso
MYR   Malaysian Ringgit
NGN   Nigeria Naira
PEN   Peruvian New Sol
PLZ   Polish Zloty
RON   New Romanian Leu
RUR   Russian Ruble
TRY   New Turkish Lira
UAH   Ukraine Hryvnia
ZAR   South African Rand
ZMK   Zambian Kwacha

1. Represents the current interest rate for a variable or increasing rate security.

2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $654,851,744 or 9.65% of the Fund's net assets as of March 31, 2006.

3. Issue is in default. Non-income producing. See Note 1 of accompanying Notes.

4. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of March 31, 2006 was $286,958,880, which represents 4.23% of the Fund's net assets, of which $1,266,199 is considered restricted. In addition, the Fund has restricted currency of $1,903,718, which represents 0.03% of the Fund's net assets. See Note 12 of accompanying Notes.

5. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $43,726,965 or 0.64% of the Fund's net assets as of March 31, 2006.

6. When-issued security or forward commitment to be delivered and settled after March 31, 2006. See Note 1 of accompanying Notes.

7. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $5,532,348 or 0.08% of the Fund's net assets as of March 31, 2006.

8. Zero coupon bond reflects effective yield on the date of purchase.

9. Partial or fully-loaned security. See Note 14 of accompanying Notes.

10. A sufficient amount of securities has been designated to cover outstanding foreign currency contracts. See Note 5 of accompanying Notes.

11. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures sales contracts. The aggregate market value of such securities is $28,836,303. See Note 6 of accompanying Notes.

12. A sufficient amount of securities has been designated to cover outstanding written put options, as follows:

                           CONTRACTS   EXPIRATION   EXERCISE    PREMIUM        VALUE
                      SUBJECT TO PUT         DATE      PRICE   RECEIVED   SEE NOTE 7
------------------------------------------------------------------------------------
Japanese Yen [JPY]    34,469,000,000      9/21/06    124 JPY   $722,737      $78,310


                     57 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

13. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 31, 2006. Transactions during the period in which the issuer was an affiliate are as follows:

                                  SHARES       GROSS        GROSS           SHARES        VALUE   DIVIDEND
                      SEPTEMBER 30, 2005   ADDITIONS   REDUCTIONS   MARCH 31, 2006   SEE NOTE 1     INCOME
----------------------------------------------------------------------------------------------------------
Prandium, Inc.                 1,034,256          --           --        1,034,256   $   10,343   $     --

14. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

15. Interest or dividend is paid-in-kind.

16. Non-income producing security.

17. The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 14 of accompanying Notes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     58 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

March 31, 2006
-------------------------------------------------------------------------------------------------------------
ASSETS
-------------------------------------------------------------------------------------------------------------
Investments, at value (including securities loaned of approximately $336,977,428)--
see accompanying statement of investments:
Unaffiliated companies (cost $7,203,922,590)                                                $  7,213,591,293
Affiliated companies (cost $12,157,000)                                                               10,343
                                                                                            -----------------
                                                                                               7,213,601,636
-------------------------------------------------------------------------------------------------------------
Cash                                                                                              11,562,473
-------------------------------------------------------------------------------------------------------------
Cash--foreign currencies (cost $1,872,269)                                                         1,863,413
-------------------------------------------------------------------------------------------------------------
Unrealized appreciation on foreign currency contracts                                             29,304,233
-------------------------------------------------------------------------------------------------------------
Unrealized appreciation on swap contracts                                                         24,263,829
-------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold (including $160,117,441 sold on a when-issued basis
or forward commitment)                                                                           180,680,769
Interest, dividends and principal paydowns                                                        69,964,710
Shares of beneficial interest sold                                                                 8,294,545
Other                                                                                                152,157
                                                                                            -----------------
Total assets                                                                                   7,539,687,765

-------------------------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------------------
Options written, at value (premiums received $722,737)--
see accompanying statement of investments                                                            778,310
-------------------------------------------------------------------------------------------------------------
Return of collateral for securities loaned                                                       234,042,639
-------------------------------------------------------------------------------------------------------------
Unrealized depreciation on foreign currency contracts                                              7,310,282
-------------------------------------------------------------------------------------------------------------
Unrealized depreciation on swap contracts                                                          8,486,937
-------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased (including $450,969,728 purchased on a when-issued basis
or forward commitment)                                                                           467,827,322
Closed foreign currency contracts                                                                 12,500,345
Shares of beneficial interest redeemed                                                            11,266,057
Dividends                                                                                          4,275,340
Distribution and service plan fees                                                                 4,026,348
Transfer and shareholder servicing agent fees                                                        740,710
Shareholder communications                                                                           334,504
Futures margins                                                                                      244,682
Trustees' compensation                                                                               135,575
Other                                                                                                230,227
                                                                                            -----------------
Total liabilities                                                                                752,199,278

-------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                  $  6,787,488,487
                                                                                            =================


                     59 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited / Continued
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-------------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                                  $      1,614,774
-------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                     7,764,306,094
-------------------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                                  (37,408,371)
-------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency transactions                  (969,935,493)
-------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation
of assets and liabilities denominated in foreign currencies                                       28,911,483
                                                                                            -----------------
NET ASSETS                                                                                  $  6,787,488,487
                                                                                            =================

-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-------------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets
of $4,934,688,605 and 1,174,118,375 shares of beneficial interest outstanding)              $           4.20
Maximum offering price per share (net asset value plus sales charge
of 4.75% of offering price)                                                                 $           4.41
-------------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
of $814,730,473 and 193,200,160 shares of beneficial interest outstanding)                  $           4.22
-------------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
of $825,064,293 and 196,709,964 shares of beneficial interest outstanding)                  $           4.19
-------------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
of $94,711,676 and 22,521,279 shares of beneficial interest outstanding)                    $           4.21
-------------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share
(based on net assets of $118,293,440 and 28,223,783 shares of beneficial interest           $           4.19
outstanding)

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      60 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended March 31, 2006
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-------------------------------------------------------------------------------------------------------------
Interest                                                                                    $    189,987,365
-------------------------------------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $16,986)                                            4,221,389
-------------------------------------------------------------------------------------------------------------
Fee income                                                                                         1,782,276
-------------------------------------------------------------------------------------------------------------
Portfolio lending fees                                                                               218,250
                                                                                            -----------------
Total investment income                                                                          196,209,280

-------------------------------------------------------------------------------------------------------------
EXPENSES
-------------------------------------------------------------------------------------------------------------
Management fees                                                                                   17,361,647
-------------------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                            5,852,269
Class B                                                                                            4,263,602
Class C                                                                                            3,967,069
Class N                                                                                              219,913
-------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                            3,122,813
Class B                                                                                              640,374
Class C                                                                                              530,462
Class N                                                                                              135,812
Class Y                                                                                               31,502
-------------------------------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                                              348,478
Class B                                                                                               81,879
Class C                                                                                               49,677
-------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                          124,150
-------------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                                30,778
-------------------------------------------------------------------------------------------------------------
Administration service fees                                                                              750
-------------------------------------------------------------------------------------------------------------
Other                                                                                                138,202
                                                                                            -----------------
Total expenses                                                                                    36,899,377

-------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                            159,309,903


                     61 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF OPERATIONS  Unaudited / Continued
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
-------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on:
Investments                                                                                 $    118,568,047
Closing and expiration of swaption contracts                                                         283,433
Closing and expiration of futures contracts                                                      (32,893,733)
Foreign currency transactions                                                                    (25,419,377)
Swap contracts                                                                                     2,039,386
                                                                                            -----------------
Net realized gain                                                                                 62,577,756
-------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                                     (111,531,473)
Translation of assets and liabilities denominated in foreign currencies                            6,221,141
Futures contracts                                                                                 (1,563,419)
Option contracts                                                                                     (55,573)
Swaption contracts                                                                                    92,667
Swap contracts                                                                                      (333,191)
                                                                                            -----------------
Net change in unrealized appreciation                                                           (107,169,848)

-------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                        $    114,717,811
                                                                                            =================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     62 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                   SIX MONTHS                 YEAR
                                                                                        ENDED                ENDED
                                                                               MARCH 31, 2006        SEPTEMBER 30,
                                                                                  (UNAUDITED)                 2005
-------------------------------------------------------------------------------------------------------------------
OPERATIONS
-------------------------------------------------------------------------------------------------------------------
Net investment income                                                         $   159,309,903      $   289,867,824
-------------------------------------------------------------------------------------------------------------------
Net realized gain                                                                  62,577,756          183,064,148
-------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                            (107,169,848)          97,582,611
                                                                              -------------------------------------
Net increase in net assets resulting from operations                              114,717,811          570,514,583

-------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                          (236,063,205)        (294,738,505)
Class B                                                                           (39,211,048)         (62,870,416)
Class C                                                                           (36,100,859)         (44,696,942)
Class N                                                                            (4,160,990)          (4,206,758)
Class Y                                                                            (4,258,062)          (6,335,724)

-------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A                                                                           316,417,918          541,271,143
Class B                                                                           (76,733,685)        (271,334,101)
Class C                                                                            61,373,777           60,028,844
Class N                                                                            14,100,655           28,754,049
Class Y                                                                            57,851,031          (91,805,446)

-------------------------------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------------------------------
Total increase                                                                    167,933,343          424,580,727
-------------------------------------------------------------------------------------------------------------------
Beginning of period                                                             6,619,555,144        6,194,974,417
                                                                              -------------------------------------

End of period (including accumulated net investment income (loss) of
$(37,408,371) and $123,075,890, respectively)                                 $ 6,787,488,487      $ 6,619,555,144
                                                                              =====================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     63 | OPPENHEIMER STRATEGIC INCOME FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                          SIX MONTHS                                                                         YEAR
                                               ENDED                                                                        ENDED
                                      MARCH 31, 2006                                                                    SEPT. 30,
CLASS A                                  (UNAUDITED)           2005           2004             2003           2002           2001
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period  $         4.34    $      4.23    $      4.08      $      3.64    $      3.72    $      4.18
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income                            .11 1          .21 1          .20              .26            .32            .36
Net realized and unrealized gain
(loss)                                          (.04)           .19            .15              .43           (.08)          (.43)
                                      ----------------------------------------------------------------------------------------------
Total from investment operations                 .07            .40            .35              .69            .24           (.07)
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income            (.21)          (.29)          (.20)            (.25)          (.30)          (.26)
Tax return of capital distribution                --             --             --               --           (.02)          (.13)
                                      ----------------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                 (.21)          (.29)          (.20)            (.25)          (.32)          (.39)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period        $         4.20    $      4.34    $      4.23      $      4.08    $      3.64    $      3.72
                                      ==============================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2              1.67%          9.77%          8.73%           19.59%          6.63%         (1.79)%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                        $    4,934,689    $ 4,766,576    $ 4,117,666      $ 3,873,018    $ 3,202,825    $ 3,186,441
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)     $    4,803,842    $ 4,392,321    $ 4,025,554      $ 3,521,307    $ 3,263,490    $ 3,349,859
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                           5.01%          4.82%          4.69%            6.60%          7.91%          8.90%
Total expenses                                  0.92%          0.94% 4        0.95% 4,5        0.95% 4        1.01% 4        0.93% 4
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                           46% 6         103% 6          90% 6           104%           117%           209%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

6. The portfolio turnover rate excludes purchase and sales of To Be Announced
(TBA) mortgage-related securities as follows:

                                  PURCHASE TRANSACTIONS   SALE TRANSACTIONS
----------------------------------------------------------------------------
Six Months Ended March 31, 2006         $ 2,510,070,100    $  2,602,373,263
Year Ended September 30, 2005             4,436,804,790       4,469,108,355
Year Ended September 30, 2004             5,593,936,243       5,563,251,032

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     64 | OPPENHEIMER STRATEGIC INCOME FUND

                                           SIX MONTHS                                                                        YEAR
                                                ENDED                                                                       ENDED
                                       MARCH 31, 2006                                                                   SEPT. 30,
CLASS B                                   (UNAUDITED)           2005           2004           2003          2002             2001
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period   $         4.35    $      4.24    $      4.10    $      3.66   $      3.73    $        4.19
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income                             .09 1          .17 1          .16            .22           .28              .33
Net realized and unrealized gain
(loss)                                           (.03)           .20            .15            .44          (.05)            (.43)
                                       --------------------------------------------------------------------------------------------
Total from investment operations                  .06            .37            .31            .66           .23             (.10)
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income             (.19)          (.26)          (.17)          (.22)         (.28)            (.24)
Tax return of capital distribution                 --             --             --             --          (.02)            (.12)
                                       --------------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                  (.19)          (.26)          (.17)          (.22)         (.30)            (.36)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period         $         4.22    $      4.35    $      4.24    $      4.10   $      3.66    $        3.73
                                       ============================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2               1.53%          8.94%          7.66%         18.62%         6.11%           (2.53)%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                         $      814,730    $   918,651    $ 1,163,555    $ 1,686,295   $ 1,847,182    $   2,186,638
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)      $      855,350    $ 1,021,022    $ 1,424,322    $ 1,757,152   $ 2,056,449    $   2,394,886
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                            4.24%          4.05%          4.16%          5.92%         7.22%            8.14%
Total expenses                                   1.70%          1.70%          1.69%          1.68%         1.75%            1.68%
Expenses after payments and waivers
and reduction to custodian expenses              1.70%          1.69%          1.69%          1.68%         1.75%            1.68%
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                            46% 4         103% 4          90% 4         104%          117%             209%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. The portfolio turnover rate excludes purchase and sales of To Be Announced
(TBA) mortgage-related securities as follows:

                                  PURCHASE TRANSACTIONS   SALE TRANSACTIONS
----------------------------------------------------------------------------
Six Months Ended March 31, 2006         $ 2,510,070,100     $ 2,602,373,263
Year Ended September 30, 2005             4,436,804,790       4,469,108,355
Year Ended September 30, 2004             5,593,936,243       5,563,251,032

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     65 | OPPENHEIMER STRATEGIC INCOME FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                           SIX MONTHS                                                                      YEAR
                                                ENDED                                                                     ENDED
                                       MARCH 31, 2006                                                                 SEPT. 30,
CLASS C                                   (UNAUDITED)           2005           2004            2003         2002           2001
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period   $         4.33    $      4.22    $      4.07      $     3.64    $    3.71    $      4.17
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income                             .09 1          .17 1          .17             .23          .29            .33
Net realized and unrealized gain
(loss)                                           (.04)           .20            .15             .42         (.06)          (.43)
                                       -------------------------------------------------------------------------------------------
Total from investment operations                  .05            .37            .32             .65          .23           (.10)
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income             (.19)          (.26)          (.17)           (.22)        (.28)          (.24)
Tax return of capital distribution                 --             --             --              --         (.02)          (.12)
                                       -------------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                  (.19)          (.26)          (.17)           (.22)        (.30)          (.36)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period         $         4.19    $      4.33    $      4.22      $     4.07    $    3.64    $      3.71
                                       ===========================================================================================

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2               1.28%          8.96%          7.95%          18.45%        6.15%         (2.54)%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                         $      825,064    $   788,217    $   710,085      $  698,196    $ 568,487    $   553,399
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)      $      796,193    $   748,199    $   716,206      $  623,598    $ 571,292    $   554,279
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                            4.25%          4.07%          4.06%           5.85%        7.15%          8.15%
Total expenses                                   1.68%          1.69% 4        1.69% 4,5       1.69% 4      1.75% 4        1.68% 4
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                            46% 6         103% 6          90% 6          104%         117%           209%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

6. The portfolio turnover rate excludes purchase and sales of To Be Announced
(TBA) mortgage-related securities as follows:

                                  PURCHASE TRANSACTIONS   SALE TRANSACTIONS
----------------------------------------------------------------------------
Six Months Ended March 31, 2006         $ 2,510,070,100     $ 2,602,373,263
Year Ended September 30, 2005             4,436,804,790       4,469,108,355
Year Ended September 30, 2004             5,593,936,243       5,563,251,032

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     66 | OPPENHEIMER STRATEGIC INCOME FUND

                                                  SIX MONTHS                                                                YEAR
                                                       ENDED                                                               ENDED
                                              MARCH 31, 2006                                                           SEPT. 30,
CLASS N                                          (UNAUDITED)         2005         2004           2003         2002        2001 1
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value. beginning of period          $         4.34     $   4.23     $   4.08       $   3.65     $   3.72       $  4.13
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                    .10 2        .19 2        .17            .25          .30           .22
Net realized and unrealized gain (loss)                 (.03)          19          .16            .42         (.05)         (.41)
                                              -------------------------------------------------------------------------------------
Total from investment operations                         .07          .38          .33            .67          .25          (.19)
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income                    (.20)        (.27)        (.18)          (.24)        (.30)         (.15)
Tax return of capital distribution                        --           --           --             --         (.02)         (.07)
                                              -------------------------------------------------------------------------------------
Total dividends and/or distributions to
shareholders                                            (.20)        (.27)        (.18)          (.24)        (.32)         (.22)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                $         4.21     $   4.34     $   4.23       $   4.08     $   3.65       $  3.72
                                              =====================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                      1.71%        9.27%        8.28%         18.82%        6.70%        (4.61)%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)      $       94,712     $ 83,287     $ 52,969       $ 30,110     $ 15,508       $ 3,215
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)             $       88,712     $ 69,480     $ 40,043       $ 22,627     $  8,954       $ 1,348
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                   4.60%        4.37%        4.19%          6.08%        7.07%         9.74%
Total expenses                                          1.34%        1.40% 5      1.38% 5,6      1.34% 5      1.22% 5       0.98% 5
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   46% 7       103% 7        90% 7         104%         117%          209%

1. For the period from March 1, 2001 (inception of offering) to September 30, 2001.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

6. Voluntary waiver of transfer agent fees less than 0.01%.

7. The portfolio turnover rate excludes purchase and sales of To Be Announced
(TBA) mortgage-related securities as follows:

                                     PURCHASE TRANSACTIONS    SALE TRANSACTIONS
-------------------------------------------------------------------------------
Six Months Ended March 31, 2006            $ 2,510,070,100      $ 2,602,373,263
Year Ended September 30, 2005                4,436,804,790        4,469,108,355
Year Ended September 30, 2004                5,593,936,243        5,563,251,032

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     67 | OPPENHEIMER STRATEGIC INCOME FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                  SIX MONTHS                                                               YEAR
                                                       ENDED                                                              ENDED
                                              MARCH 31, 2006                                                          SEPT. 30,
CLASS Y                                          (UNAUDITED)         2005          2004          2003         2002         2001
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $         4.32     $   4.22     $    4.07     $    3.64    $    3.71    $    4.17
---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                    .11 1        .21 1         .21           .26          .32          .36
Net realized and unrealized gain (loss)                 (.02)         .19           .14           .42         (.06)        (.42)
                                              -----------------------------------------------------------------------------------
Total from investment operations                         .09          .40           .35           .68          .26         (.06)
---------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income                    (.22)        (.30)         (.20)         (.25)        (.31)        (.26)
Tax return of capital distribution                        --           --            --            --         (.02)        (.14)
                                              -----------------------------------------------------------------------------------
Total dividends and/or distributions to
shareholders                                            (.22)        (.30)         (.20)         (.25)        (.33)        (.40)
---------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                $         4.19     $   4.32     $    4.22     $    4.07    $    3.64    $    3.71
                                              ===================================================================================

---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                      2.06%        9.73%         8.80%        19.33%        7.06%       (1.58)%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)      $      118,293     $ 62,824     $ 150,699     $ 240,296    $ 152,767    $ 103,858
---------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)             $       86,795     $ 68,656     $ 213,632     $ 194,308    $ 127,992    $  94,400
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                   5.33%        4.84%         4.80%         6.57%        7.86%        9.09%
Total expenses                                          0.61%        1.16%         1.29%         1.41%        1.74%        1.35%
Expenses after payments and waivers
and reduction to custodian expenses                     0.61%        0.80%         0.90%         0.91%        0.90%        0.78%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   46% 4       103% 4         90% 4        104%         117%         209%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. The portfolio turnover rate excludes purchase and sales of To Be Announced
(TBA) mortgage-related securities as follows:

                                     PURCHASE TRANSACTIONS    SALE TRANSACTIONS
-------------------------------------------------------------------------------
Six Months Ended March 31, 2006            $ 2,510,070,100      $ 2,602,373,263
Year Ended September 30, 2005                4,436,804,790        4,469,108,355
Year Ended September 30, 2004                5,593,936,243        5,563,251,032

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     68 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Strategic Income Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek high current income by investing mainly in debt securities. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its


                     69 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
STRUCTURED NOTES. The Fund invests in structured notes whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured notes are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations. The Fund records a realized gain or loss when a structured note is sold or matures. As of March 31, 2006, the market value of these securities comprised 13.6% of the Fund's net assets and resulted in unrealized cumulative gains of $49,111,614.

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of March 31, 2006, the Fund had purchased $450,969,728 of securities issued on a when-issued basis or forward commitment and sold $160,117,441 of securities issued on a when-issued basis or forward commitment.

      In connection with its ability to purchase or sell securities on a when-issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The


                     70 | OPPENHEIMER STRATEGIC INCOME FUND

Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

      Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.

--------------------------------------------------------------------------------
SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of March 31, 2006, securities with an aggregate market value of $22,996,693, representing 0.34% of the Fund's net assets, were in default.

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the


                     71 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      As of March 31, 2006, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $957,736,877 expiring by 2014. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. As of March 31, 2006, it is estimated that the Fund will utilize $62,577,756 of capital loss carryforward to offset realized capital gains. During the year ended September 30, 2005, the Fund utilized $12,383,126 of capital loss carryforward to offset capital gains realized in that fiscal year.

As of September 30, 2005, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

                    EXPIRING
                    ----------------------------------------
                    2007                     $     6,301,259
                    2008                         358,683,799
                    2009                          52,578,252
                    2010                         185,647,798
                    2011                         294,188,800
                    2012                         122,914,725
                                             ---------------
                    Total                    $ 1,020,314,633
                                             ===============


                     72 | OPPENHEIMER STRATEGIC INCOME FUND

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. At March 31, 2006, the Fund had $4,120 of such earnings on cash balances available to offset future custodian fees or interest expenses incurred during the next fiscal year.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent


                     73 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                             SIX MONTHS ENDED MARCH 31, 2006    YEAR ENDED SEPTEMBER 30, 2005
                                    SHARES            AMOUNT         SHARES            AMOUNT
----------------------------------------------------------------------------------------------
CLASS A
Sold                           145,337,887   $   616,271,386    253,721,621   $ 1,091,121,076
Dividends and/or
distributions reinvested        41,093,066       173,685,118     48,950,677       211,128,508
Acquisition--Note 13                    --                --     62,844,742       270,860,838
Redeemed                      (111,689,637)     (473,538,586)  (239,685,952)   (1,031,839,279)
                              ----------------------------------------------------------------
Net increase                    74,741,316   $   316,417,918    125,831,088   $   541,271,143
                              ================================================================

----------------------------------------------------------------------------------------------

CLASS B
Sold                            14,202,742   $    60,420,210     27,868,668   $   120,195,274
Dividends and/or
distributions reinvested         6,364,278        26,983,725      9,542,125        41,299,086
Redeemed                       (38,529,751)     (164,137,620)  (100,359,143)     (432,828,461)
                              ----------------------------------------------------------------
Net decrease                   (17,962,731)  $   (76,733,685)   (62,948,350)  $  (271,334,101)
                              ================================================================

----------------------------------------------------------------------------------------------

CLASS C
Sold                            27,013,757   $   114,214,246     40,612,822   $   174,277,627
Dividends and/or
distributions reinvested         6,400,935        27,009,878      7,606,352        32,743,949
Redeemed                       (18,878,035)      (79,850,347)   (34,262,628)     (146,992,732)
                              ----------------------------------------------------------------
Net increase                    14,536,657   $    61,373,777     13,956,546   $    60,028,844
                              ================================================================

----------------------------------------------------------------------------------------------

CLASS N
Sold                             5,271,680   $    22,363,666     10,118,176   $    43,521,928
Dividends and/or
distributions reinvested           891,583         3,771,419        896,137         3,865,917
Redeemed                        (2,840,849)      (12,034,430)    (4,331,470)      (18,633,796)
                              ----------------------------------------------------------------
Net increase                     3,322,414   $    14,100,655      6,682,843   $    28,754,049
                              ================================================================


                     74 | OPPENHEIMER STRATEGIC INCOME FUND

                             SIX MONTHS ENDED MARCH 31, 2006    YEAR ENDED SEPTEMBER 30, 2005
                                    SHARES            AMOUNT         SHARES            AMOUNT
----------------------------------------------------------------------------------------------
CLASS Y
Sold                            13,125,956   $    55,462,069     16,530,646   $    72,458,398
Dividends and/or
distributions reinvested         1,003,882         4,227,003      1,472,034         4,751,793
Redeemed                          (435,710)       (1,838,041)   (39,181,919)     (169,015,637)
                                --------------------------------------------------------------
Net increase (decrease)         13,694,128   $    57,851,031    (21,179,239)  $   (91,805,446)
                                ==============================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended March 31, 2006, were as follows:

                                                                   PURCHASES            SALES
---------------------------------------------------------------------------------------------
Investment securities                                         $2,425,927,055   $2,698,143,590
U.S. government and government agency obligations                134,533,857       78,736,206
To Be Announced (TBA) mortgage-related securities              2,510,070,100    2,602,373,263

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Effective January 1, 2006, management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.75% of the first $200 million of average annual net assets of the Fund, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% of the next $200 million, and 0.50% of the next $4.0 billion, and 0.48% of average annual net assets in excess of $5 billion. Prior to January 1, 2006, the Fund provided for a fee at an annual rate of 0.75% of the first $200 million of average annual net assets of the Fund, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% of the next $200 million, and 0.50% of average annual net assets in excess of $1 billion.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended March 31, 2006, the Fund paid $4,502,850 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.


                     75 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at March 31, 2006 for Class B, Class C and Class N shares were $1,457,492, $96,985,771, and $25,279,705, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                            CLASS A          CLASS B          CLASS C          CLASS N
                           CLASS A       CONTINGENT       CONTINGENT       CONTINGENT       CONTINGENT
                         FRONT-END         DEFERRED         DEFERRED         DEFERRED         DEFERRED
                     SALES CHARGES    SALES CHARGES    SALES CHARGES    SALES CHARGES    SALES CHARGES
SIX MONTHS             RETAINED BY      RETAINED BY      RETAINED BY      RETAINED BY      RETAINED BY
ENDED                  DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR
------------------------------------------------------------------------------------------------------
March 31, 2006          $1,010,137          $10,701         $880,344          $52,075          $14,239

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.


                     76 | OPPENHEIMER STRATEGIC INCOME FUND

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

As of March 31, 2006, the Fund had outstanding foreign currency contracts as follows:

                                                                       VALUATION
                                                         CONTRACT          AS OF
                                       EXPIRATION          AMOUNT      MARCH 31,       UNREALIZED     UNREALIZED
CONTRACT DESCRIPTION                        DATES          (000s)           2006     APPRECIATION   DEPRECIATION
----------------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
Argentine Peso [ARP]                       5/3/06       84,000ARP   $ 27,242,895   $           --   $      3,294
Brazilian Real [BRR]               4/28/06-1/5/10      258,286BRR    104,263,690       16,691,054             --
British Pound Sterling [GBP]               9/5/06        3,750GBP      6,530,973               --          1,115
Canadian Dollar [CAD]                     4/28/06       65,840CAD     56,421,746               --      1,162,916
Chilean Peso [CLP]                 4/6/06-4/28/06    8,750,000CLP     16,595,072           46,114        171,343
Indian Rupee [INR]                         4/7/06    1,200,000INR     26,953,240               --         58,578
Japanese Yen [JPY]                 4/5/06-6/15/06   24,185,000JPY    206,638,993               --      2,844,901
Mexican Nuevo Peso [MXN]          4/17/06-4/25/06      474,930MXN     43,575,889          393,711        540,317
New Turkish Lira [TRY]             4/17/06-2/1/08      107,368TRY     74,706,354        7,875,909        153,277
Norwegian Krone [NOK]                     6/14/06      383,810NOK     58,847,933        1,262,901             --
South Korean Won [KRW]              5/2/06-6/5/06   35,003,000KRW     36,067,540            5,098         35,275
Swedish Krona [SEK]                       5/15/06      455,090SEK     58,635,998            1,417        618,726
Swiss Franc [CHF]                          6/9/06       15,070CHF     11,647,162           55,692             --
Thailand Baht [THB]                       4/17/06      991,000THB     25,490,104          370,335             --
                                                                                   -----------------------------
                                                                                       26,702,231      5,589,742
                                                                                   -----------------------------
CONTRACTS TO SELL
Brazilian Real [BRR]                       4/3/06       28,985BRR     13,383,630               --        339,121
British Pound Sterling [GBP]       6/15/06-8/7/06       52,610GBP     91,512,913          177,425        459,959
Canadian Dollar [CAD]                     8/17/06       14,600CAD     12,551,668          104,365             --
Chinese Renminbi [CNY]                    4/17/06      220,000CNY     27,481,840               --         19,600
Czech Koruna [CZK]                         5/3/06      650,000CZK     27,743,713               --        220,117
Euro [EUR]                          5/3/06-9/6/06      140,835EUR    171,713,700          431,967        631,680
Japanese Yen [JPY]                 4/17/06-9/5/06   14,989,000JPY    128,950,061        1,421,972         28,567


                     77 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS Continued

                                                                       VALUATION
                                                         CONTRACT          AS OF
                                       EXPIRATION          AMOUNT      MARCH 31,       UNREALIZED     UNREALIZED
CONTRACT DESCRIPTION                        DATES          (000S)           2006     APPRECIATION   DEPRECIATION
----------------------------------------------------------------------------------------------------------------
CONTRACTS TO SELL Continued
New Taiwan Dollar [TWD]                   4/17/06      870,000TWD   $ 26,853,928   $       91,902   $         --
Peruvian New Sol [PEN]                     5/4/06       42,410PEN     12,565,121               --         21,496
South African Rand [ZAR]          4/11/06-4/12/06      147,030ZAR     23,829,870          171,989             --
Swiss Franc [CHF]                         4/18/06       36,000CHF     27,665,385          202,382             --
                                                                                   -----------------------------
                                                                                        2,602,002      1,720,540
                                                                                   -----------------------------
Total unrealized appreciation and depreciation                                     $   29,304,233   $  7,310,282
                                                                                   =============================

--------------------------------------------------------------------------------
6. FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

      The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

      Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

      Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations as the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations.

      Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.


                     78 | OPPENHEIMER STRATEGIC INCOME FUND

As of March 31, 2006, the Fund had outstanding futures contracts as follows:

                                                                                          UNREALIZED
                                           EXPIRATION   NUMBER OF   VALUATION AS OF     APPRECIATION
CONTRACT DESCRIPTION                            DATES   CONTRACTS    MARCH 31, 2006   (DEPRECIATION)
-----------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
DAX Index                                     6/16/06          66      $ 12,000,382   $      126,495
Euro-Bundesobligation, 10 yr.                  6/8/06          46         6,531,690          (69,453)
FTSE 100 Index                                6/16/06          93         9,646,264          (26,682)
Hang Seng Stock Index                         4/27/06          67         6,826,373          (23,347)
Japan (Government of) Bonds, 10 yr.            6/9/06         173       196,164,656       (1,970,685)
Japan (Government of) Mini Bonds, 10 yr.       6/8/06         116        13,133,526         (141,913)
MSCI Taiwan Index                             4/27/06         244         6,817,360           83,418
NASDAQ 100 E-Mini Index                       6/16/06         678        23,323,200          162,892
Nikkei 225 Index                               6/8/06          14         2,024,469          157,093
Standard & Poor's ASX 200 Index               6/15/06          76         6,990,135          267,563
Standard & Poor's/MIB Index, 10 yr.           6/16/06          30         6,784,883         (128,680)
U.S. Long Bonds                               6/21/06       1,227       133,934,719       (4,130,128)
U.S. Treasury Nts., 10 yr.                    6/21/06         795        84,580,547         (842,569)
United Kingdom Long Gilt                      6/28/06          20         3,879,632          (19,903)
                                                                                      ---------------
                                                                                          (6,555,899)
                                                                                      ---------------
CONTRACTS TO SELL
CAC-40 10 Index                               4/21/06         344        21,752,733         (323,740)
DAX Index                                     6/16/06         119        21,637,052         (230,977)
Euro-Bundesobligation, 10 yr.                  6/8/06         128        18,175,138          210,426
FTSE 100 Index                                6/16/06         233        24,167,521           47,256
Nikkei 225 Index                               6/8/06         179        25,884,282       (2,069,291)
Standard & Poor's 500 E-Mini Index            6/16/06       2,029       132,219,785       (1,387,462)
Standard & Poor's/Toronto
Stock Exchange 60 Index                       6/15/06          59         6,926,318         (102,274)
U.S. Long Bonds                               6/21/06       1,080       117,888,750        2,547,450
U.S. Treasury Nts., 2 yr.                     6/30/06       1,464       298,450,125          412,654
U.S. Treasury Nts., 5 yr.                     6/30/06         882        92,113,875          606,622
U.S. Treasury Nts., 10 yr.                    6/21/06       1,911       203,312,484          484,313
                                                                                      ---------------
                                                                                             194,977
                                                                                      ---------------
                                                                                      $   (6,360,922)
                                                                                      ===============

--------------------------------------------------------------------------------
7. OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

      The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

      Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction.


                     79 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
7. OPTION ACTIVITY Continued

When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

      Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Contracts subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.

      The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for the six months ended March 31, 2006 was as follows:

                                                PUT OPTIONS
                              ------------------------------
                                   NUMBER OF      AMOUNT OF
                                   CONTRACTS       PREMIUMS
------------------------------------------------------------
Options outstanding as of
September 30, 2005                        --     $       --
Options written               34,469,000,000        722,737
                              ------------------------------
Options outstanding as of
March 31, 2006                34,469,000,000     $  722,737
                              ==============================

--------------------------------------------------------------------------------
8. TOTAL RETURN SWAP CONTRACTS

The Fund may enter into a total return swap transaction to maintain a total return on a particular investment, or portion of its portfolio, or for other non-speculative purposes. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The unrealized gain (loss) related to the daily change in the valuation of the notional amount of the swap, as well as the amount due to (owed by) the Fund at termination or settlement is combined and separately disclosed as an asset (liability). The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss). Total return swaps are subject to risks (if the counterparty fails to meet its obligations).


                     80 | OPPENHEIMER STRATEGIC INCOME FUND

As of March 31, 2006, the Fund had entered into the following total return swap agreements:

SWAP                                                  NOTIONAL   TERMINATION     UNREALIZED
COUNTERPARTY         SWAP DESCRIPTION                   AMOUNT         DATES   APPRECIATION
-------------------------------------------------------------------------------------------
Deutsche Bank AG     Six-Month BBA LIBOR           $12,650,000       5/13/15   $  1,714,142
-------------------------------------------------------------------------------------------
Goldman Sachs
Group, Inc. (The):
                     Received or paid monthly.
                     If the sum of the Lehman
                     Brothers CMBS Index Payer
                     Payment Amount and the
                     Floating Rate Payer Payment
                     Amount is positive, the
                     Counterparty will pay such
                     amount to the Fund. If the
                     sums are negative, then the
                     Fund shall pay the absolute
                     value of such amount to the
                     Counterparty.                  10,385,000        6/1/06         24,096
                     Six-Month BBA LIBOR             7,180,000       1/14/15        991,419
                     Six-Month BBA LIBOR             7,180,000       1/20/15      1,011,652
                                                                               ------------
                                                                               $  3,741,309
                                                                               ============

Abbreviations are as follows:

BBA LIBOR    British Bankers' Association London-Interbank Offered Rate
CMBS         Commercial Mortgage Backed Securities

--------------------------------------------------------------------------------
9. INTEREST RATE SWAP CONTRACTS

The Fund may enter into an interest rate swap transaction to maintain a total return or yield spread on a particular investment, or portion of its portfolio, or for other non-speculative purposes. Interest rate swaps involve the exchange of commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The coupon payments are based on an agreed upon principal amount and a specified index. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The Fund records an increase or decrease to unrealized gain (loss) on the notional amount of the swap in an amount equal to the daily change in such valuation. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss).

      Interest rate swaps are subject to credit risk (if the counterparty fails to meet its obligations) and interest rate risk. The Fund could be obligated to pay more under its swap agreements than it receives under them, as a result of interest rate changes.

As of March 31, 2006, the Fund had entered into the following interest rate swap agreements:

                                                RATE           RATE
                                             PAID BY    RECEIVED BY
                                         THE FUND AT    THE FUND AT                                     UNREALIZED
SWAP                         NOTIONAL      MARCH 31,      MARCH 31,       FLOATING    TERMINATION     APPRECIATION
COUNTERPARTY                   AMOUNT           2006           2006     RATE INDEX          DATES   (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------
Citigroup
Global Markets
Holdings, Inc.:
                        7,200,000,000KRW      4.2600%        4.9000%         KWCDC        2/13/11    $     (17,466)
                       10,800,000,000KRW      4.1600         4.9900          KWCDC         2/1/11           24,401


                     81 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
9. INTEREST RATE SWAP CONTRACTS Continued

                                                RATE           RATE
                                             PAID BY    RECEIVED BY
                                         THE FUND AT    THE FUND AT                                     UNREALIZED
SWAP                         NOTIONAL      MARCH 31,      MARCH 31,       FLOATING    TERMINATION     APPRECIATION
COUNTERPARTY                   AMOUNT           2006           2006     RATE INDEX          DATES   (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------
Citigroup
Global Markets
Holdings, Inc.:
Continued                                                                Six-Month
                           11,250,000PLZ      4.1400%        5.5200%          WIBO        3/24/10    $     107,793
                                                                         Six-Month
                           18,000,000PLZ      4.1300         5.5500           WIBO        3/24/10          178,190
-------------------------------------------------------------------------------------------------------------------
Citigroup
Global
Markets
Holdings, Inc.,                                                        Three-Month
10 yr.                    125,000,000         4.7100         4.9600      BBA LIBOR         5/6/14       (1,656,224)
-------------------------------------------------------------------------------------------------------------------
Credit Suisse
First Boston                                                                28-Day
International              68,120,000MXN      7.5700        10.0000       MXN TIIE         7/9/15          263,089
-------------------------------------------------------------------------------------------------------------------
Credit Suisse First
Boston, Inc.                                                             Six-Month
(Nassau Branch)            29,695,000PLZ      4.6000         4.4800           WIBO         7/1/10          120,703
-------------------------------------------------------------------------------------------------------------------
Deutsche
Bank AG:
                        8,720,000,000KRW      4.2600         4.8600          KWCDC         3/2/11          (42,187)
                                                                         Six-Month
                            6,930,000        (3.6600)        5.3800          LIBOR        6/23/15          695,042
-------------------------------------------------------------------------------------------------------------------
Deutsche Bank
AG, 5 yr.:                                                                  90-Day
                          481,500,000TWD      2.5850         1.5304           CPTW        8/19/09         (321,915)
                          637,815,000INR      4.8800         6.0600            IRS        1/15/09          672,201
-------------------------------------------------------------------------------------------------------------------
Deutsche Bank
AG, 10 yr.                                                             Three-Month
                           94,000,000         4.7400         5.3200      BBA LIBOR        5/12/14        1,053,240
-------------------------------------------------------------------------------------------------------------------
Goldman Sachs
Capital Markets LP:
                          118,589,283BRR     14.1400        17.1800           BZDI         1/2/08        1,819,440
                           12,475,040BRR     21.8800        17.7200           BZDI         1/2/07           52,398
                           19,476,430BRR     18.1900        18.1600           BZDI         1/2/08          517,334
                           34,200,000MXN      7.6950        10.0000       MXN TIIE        6/24/15          144,169
                           67,560,000MXN      8.0650        10.2200       MXN TIIE        1/30/15          374,433
                           59,375,000MXN      7.6500        10.4300       MXN TIIE        5/29/15          400,332
                           59,375,000MXN      7.6350        10.3000       MXN TIIE         6/1/15          353,823
                           59,620,000MXN      7.6250        10.2900       MXN TIIE        6/14/15          350,473


                     82 | OPPENHEIMER STRATEGIC INCOME FUND

                                                RATE           RATE
                                             PAID BY    RECEIVED BY
                                         THE FUND AT    THE FUND AT                                     UNREALIZED
SWAP                         NOTIONAL      MARCH 31,      MARCH 31,       FLOATING    TERMINATION     APPRECIATION
COUNTERPARTY                   AMOUNT           2006           2006     RATE INDEX          DATES   (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------
Goldman Sachs
Group, Inc. (The):
                           23,464,063BRR     16.2100%       18.0000%          BZDI         1/2/07    $     161,965
                            9,638,700BRR     22.0400        17.1700           BZDI         1/2/08          122,246
                           11,780,630BRR     22.0400        17.1700           BZDI         1/2/08          149,412
                           70,140,000MXN      7.8500        10.7000       MXN TIIE         5/8/15          579,812
                           39,690,000MXN      8.0650         9.4100       MXN TIIE        8/31/20          (21,849)
                           78,820,000MXN      8.0750         9.5000       MXN TIIE        8/28/25          (17,206)
                          119,100,000MXN      7.7425         9.5100       MXN TIIE        8/26/25          (29,326)
                           89,830,000MXN      7.7425         9.7400       MXN TIIE         1/5/10          305,708
                          179,660,000MXN      7.5700         9.8400       MXN TIIE       12/31/09          670,180
                           30,800,000MXN      7.6700        10.8500       MXN TIIE         3/5/15          282,133
-------------------------------------------------------------------------------------------------------------------
JPMorgan
Chase Bank:                                                              Six-Month
                        3,175,600,000HUF      6.2800         7.0000     LIBOR flat        7/14/08          485,409
                                                                            28-Day
                          117,080,000MXN      7.7425        10.8800       MXN TIIE       11/16/14        1,041,915
                           65,300,000MXN      7.7350         9.7600       MXN TIIE        8/17/15          159,137
                                                                       Three-Month
                          300,000,000         4.5900         4.9503      BBA LIBOR        3/24/10        7,490,650
                                                                       Three-Month
                            8,500,000         4.9600         4.3800          LIBOR        9/27/14         (572,401)
                                                                       Three-Month
                           17,455,000         4.6600         4.9400      BBA LIBOR        4/30/14         (254,605)
-------------------------------------------------------------------------------------------------------------------
Lehman Brothers
Special
Financing, Inc.:                                                            28-Day
                           67,450,000MXN      7.5700         9.9900       MXN TIIE        7/19/15          275,852
                                                                         Six-Month
                           34,350,000PLZ      4.6000         4.5300           WIBO         7/5/10          (87,207)
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley
Capital Services, Inc.:
                           12,776,603BRR     18.6800        16.8800           BZDI         1/2/08          110,804
                           25,645,000BRR     13.2600        17.5900           BZDI         1/2/07          148,314
                                                                         Six-Month
                        1,174,000,000JPY      1.5220         0.0788      BBA LIBOR        10/5/13          283,172
                                                                         Six-Month
                        3,981,000,000JPY      0.0788         0.6700      BBA LIBOR        10/5/08         (350,528)
                                                                       Three-Month
                           38,140,000ZAR      7.1000         8.1400           JIBA        5/18/10          146,868


                     83 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
9. INTEREST RATE SWAP CONTRACTS Continued

                                                RATE           RATE
                                             PAID BY    RECEIVED BY
                                         THE FUND AT    THE FUND AT                                     UNREALIZED
SWAP                         NOTIONAL      MARCH 31,      MARCH 31,       FLOATING    TERMINATION     APPRECIATION
COUNTERPARTY                   AMOUNT           2006           2006     RATE INDEX          DATES   (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------
UBS AG                                                                   Six-Month
                          369,480,000NOK      4.2200%        3.3453%         LIBOR         2/6/12    $     562,711
                                                                                                     --------------
                                                                                                     $  16,732,435
                                                                                                     ==============

Notional amount is reported in U.S. Dollars, except for those denoted in the following currencies:

BRR         Brazilian Real
HUF         Hungarian Forint
INR         Indian Rupee
JPY         Japanese Yen
KRW         South Korean Won
MXN         Mexican Nuevo Peso
NOK         Norwegian Krone
PLZ         Polish Zloty
TWD         New Taiwan Dollar
ZAR         South African Rand

Index abbreviations are as follows:

BBA LIBOR   British Bankers' Association London-Interbank Offered Rate
BZDI        Brazil Cetip Interbank Deposit Rate
CPTW        Bloomberg Taiwan Secondary Commercial Papers
IRS         India Swap Composites
JIBA        South Africa Johannesburg Interbank Agreed Rate
KWCDC       South Korean Won
LIBOR       London-Interbank Offered Rate
MXN TIIE    Mexican Peso-Interbank Equilibrium Interest Rate
WIBO        Poland Warsaw Interbank Offer Bid Rate

--------------------------------------------------------------------------------
10. CREDIT DEFAULT SWAP CONTRACTS

The Fund may enter into a credit default swap contract to seek to maintain a total return on a particular investment or portion of its portfolio, or for other non-speculative purposes. Credit default swap contracts are subject to credit risks (for example if the counterparty fails to meet its obligations).

As a purchaser of a credit default swap contract, the Fund pays a periodic interest fee on the notional amount to the counterparty. This interest fee is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized loss upon payment. Upon occurrence of a specific credit event with respect to the underlying referenced debt obligation, the Fund is obligated to deliver that security to the counterparty in exchange for receipt of the notional amount from the counterparty. The difference between the value of the security delivered and the notional amount received is recorded as realized gain. Information regarding such credit default swaps as of March 31, 2006 is as follows:

                     84 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                    NOTIONAL AMOUNT
                                                                    RECEIVED BY THE   ANNUAL INTEREST       UNREALIZED
                                                                          FUND UPON         RATE PAID     APPRECIATION
COUNTERPARTY                           REFERENCED DEBT OBLIGATION      CREDIT EVENT       BY THE FUND   (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------------
Citigroup Global
Markets Limited
London, UK:
                                          Mexican Government Bond   $    12,930,000             0.648%  $       (6,486)
                                   Republic of Hungary 4.50% Bond        13,190,000             0.400          199,636
-----------------------------------------------------------------------------------------------------------------------
Deutsche Bank                           Colombian Government Bond        24,950,000             1.320           41,252
-----------------------------------------------------------------------------------------------------------------------
JPMorgan
Chase New York, NY:
                                Kingdom of Jordan 6% Step-up Bond         4,525,000             2.000          (32,976)
                            Russian Federation 2.50% Step-up Bond         8,390,000             2.400         (951,932)
-----------------------------------------------------------------------------------------------------------------------
Lehman Brothers
Special Financing, Inc.:
-----------------------------------------------------------------------------------------------------------------------
                                       General Motors 7.125% Bond         4,300,000             5.450           22,360
                                       General Motors 7.125% Bond         8,700,000             4.400           78,300
-----------------------------------------------------------------------------------------------------------------------
Morgan Stanley
Capital Services, Inc.:
                                       Indonesian Government Bond         7,600,000             1.680           (8,467)
                                          Mexican Government Bond        22,280,000             0.648           19,171
                                Republic of Colombia 10.375% Bond         5,880,000             3.700         (704,618)
                                        Ukrainian Government Bond         7,725,000             1.770          (35,441)
                                        Ukrainian Government Bond         4,504,000             1.650          (26,599)
-----------------------------------------------------------------------------------------------------------------------
UBS AG, London Branch:
                           Federal Republic of Brazil 12.25% Bond        11,315,000             4.500       (1,470,534)
                                        Ukrainian Government Bond        12,895,000             1.840          (16,972)
                                                                                                        ---------------
                                                                                                        $   (2,893,306)
                                                                                                        ===============

As a seller of a credit default swap contract, the Fund receives a periodic interest fee on the notional amount from the counterparty. This interest fee is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt. Upon occurrence of a specific credit event with respect to the underlying referenced debt obligation, the Fund receives that security from the counterparty in exchange for payment of the notional amount to the counterparty. The difference between the value of the security received and the notional amount paid is recorded as realized loss. Information regarding such credit default swaps as of March 31, 2006 is as follows:

                                                                    NOTIONAL AMOUNT
                                                                        PAID BY THE   ANNUAL INTEREST       UNREALIZED
                                                                          FUND UPON     RATE RECEIVED     APPRECIATION
COUNTERPARTY                           REFERENCED DEBT OBLIGATION      CREDIT EVENT       BY THE FUND   (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------------
Citigroup Global
Markets Limited
London, UK                                Russian Government Bond   $    12,930,000             0.648%  $       58,451


                     85 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
10. CREDIT DEFAULT SWAP CONTRACTS Continued

                                                                    NOTIONAL AMOUNT
                                                                        PAID BY THE   ANNUAL INTEREST       UNREALIZED
                                                                          FUND UPON     RATE RECEIVED     APPRECIATION
COUNTERPARTY                           REFERENCED DEBT OBLIGATION      CREDIT EVENT       BY THE FUND   (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------------
Deutsche Bank:
                                         Peruvian Government Bond   $    24,950,000             1.820%  $     (333,967)
                                        Ukrainian Government Bond        12,895,000             1.880          (68,201)
-----------------------------------------------------------------------------------------------------------------------
Lehman Brothers
Special Financing, Inc.:
                                       General Motors 7.125% Bond         4,300,000             9.800         (148,995)
                                       General Motors 7.125% Bond         8,700,000             5.550       (1,294,125)
-----------------------------------------------------------------------------------------------------------------------
Morgan Stanley
Capital Services, Inc.
                                       Indonesian Government Bond         7,600,000             1.670          (16,709)
                                                                                                        ---------------
                                                                                                        $   (1,803,546)
                                                                                                        ===============

--------------------------------------------------------------------------------
11. SWAPTION TRANSACTIONS

The Fund may enter into a swaption transaction, whereby a contract that grants the holder, in return for payment of the purchase price (the "premium") of the option, the right, but not the obligation, to enter into an interest rate swap at a preset rate within a specified period of time, with the writer of the contract. The writer receives premiums and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap. Swaption contracts written by the Fund do not give rise to counterparty credit risk as they obligate the Fund, not its counterparty, to perform. Swaptions written are reported as a liability in the Statement of Assets and Liabilities.

Written swaption activity for the six months ended March 31, 2006 was as follows:

                                             CALL SWAPTIONS
                              ------------------------------
                                  NOTIONAL        AMOUNT OF
                                    AMOUNT         PREMIUMS
------------------------------------------------------------
Swaptions outstanding as of
September 30, 2005            $ 69,130,000        $ 283,433
Swaptions closed or expired    (69,130,000)        (283,433)
                              ------------------------------
Swaptions outstanding as of
March 31, 2006                $         --        $      --
                              ==============================

--------------------------------------------------------------------------------
12. ILLIQUID OR RESTRICTED SECURITIES AND CURRENCY

As of March 31, 2006, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its


                     86 | OPPENHEIMER STRATEGIC INCOME FUND
valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Securities that are illiquid or restricted are marked with the applicable footnote on the Statement of Investments. Information concerning restricted securities and currency is as follows:

                                                                                UNREALIZED
                           ACQUISITION                    VALUATION AS OF     APPRECIATION
SECURITY                         DATES             COST    MARCH 31, 2006   (DEPRECIATION)
-------------------------------------------------------------------------------------------
Huntsman Corp.                  4/7/05   $      462,874   $     1,255,856   $      792,982
Prandium, Inc.                 3/18/99       12,157,000            10,343      (12,146,657)
                                         --------------------------------------------------
                                             12,619,874         1,266,199      (11,353,675)
                                         --------------------------------------------------
CURRENCY
Argentine Peso [ARP]   2/21/06-3/28/06        1,912,574         1,903,718           (8,856)
                                         --------------------------------------------------
                                         $   14,532,448   $     3,169,917   $   11,362,531
                                         ==================================================

--------------------------------------------------------------------------------
13. ACQUISITION OF OPPENHEIMER MULTI-SECTOR INCOME TRUST

On July 22, 2005, the Fund acquired all of the net assets of Oppenheimer Multi-Sector Income Trust, pursuant to an Agreement and Plan of Reorganization approved by the Oppenheimer Multi-Sector Income Trust shareholders on July 12, 2005. The Fund issued (at an exchange ratio of 2.150014 for Class A of the Fund to one share of Oppenheimer Multi-Sector Income Trust) 62,844,742 shares of beneficial interest for Class A, valued at $270,860,838 in exchange for the net assets, resulting in combined Class A net assets of $4,466,747,248 on July 22, 2005. The net assets acquired included net unrealized appreciation of $6,581,052 and an unused capital loss carryforward of $32,689,355, potential utilization subject to tax limitations. The exchange qualified as a tax-free reorganization for federal income tax purposes.

--------------------------------------------------------------------------------
14. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of U.S. Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The Fund retains a portion of the interest earned from the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of March 31, 2006, the Fund had on loan securities valued at


                     87 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
14. SECURITIES LENDING Continued

$336,977,428. Collateral of $342,845,495 was received for the loans, of which $234,042,639 was received in cash and subsequently invested in approved instruments.

--------------------------------------------------------------------------------
15. LITIGATION

A complaint was filed as a putative class action against the Manager and the Transfer Agent (and other defendants) in the U.S. District Court for the Southern District of New York on January 10, 2005 and was amended on March 4, 2005. The complaint alleged, among other things, that the Manager charged excessive fees for distribution and other costs, and that by permitting and/or participating in those actions, the Directors/Trustees and the Officers of the funds breached their fiduciary duties to fund shareholders under the Investment Company Act of 1940 and at common law. The plaintiffs sought unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      In response to the defendants' motions to dismiss the suit, seven of the eight counts in the complaint, including the claims against certain of the Oppenheimer funds, as nominal defendants, and against certain present and former Directors, Trustees and Officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, by court order dated March 10, 2006, and the remaining count against the Manager and the Transfer Agent was dismissed with prejudice by court order dated April 5, 2006. The plaintiffs filed an appeal of those dismissals on May 11, 2006.

      The Manager believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them, the Funds, the Directors/Trustees or the Officers on the appeal of the decisions of the district court, and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss. However, the Manager believes that the allegations contained in the complaints are without merit and that there are substantial grounds to sustain the district court's rulings.


                     88 | OPPENHEIMER STRATEGIC INCOME FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-033.


                     89 | OPPENHEIMER STRATEGIC INCOME FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Fund's investment advisory agreement (the "Agreement"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's services, (ii) the investment performance of the Fund and the Manager,
(iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. Outlined below is a summary of the principal information considered by the Board as well as the Board's conclusions.

      NATURE, QUALITY, AND EXTENT OF SERVICES. The Board considered information on the nature and extent of the services provided to the Fund and information regarding the Manager's key personnel that provide such services. The Manager's duties include providing the Fund with the services of the portfolio manager and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund's investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel that are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund's shares. The Manager also provides the Fund with office space, facilities and equipment.

      The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board took account of the fact


                     90 | OPPENHEIMER STRATEGIC INCOME FUND
that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's key personnel and the size and functions of its staff providing investment management services to the Fund. The Board also considered compliance reports from the Fund's Chief Compliance Officer. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Arthur P. Steinmetz and the Manager's international and quantitative fixed income investment team and analysts. Mr. Steinmetz has had over 23 years of experience managing fixed income investments. The Board members also considered the totality of their experiences with the Manager, as directors or trustees of the Fund and other funds advised by the Manager. In light of the foregoing, the Board concluded that the Fund benefits from the services provided under the Agreement as a result of the Manager's experience, reputation, personnel, operations, and resources.

      INVESTMENT PERFORMANCE OF THE MANAGER AND THE FUND. During the year, the Manager provided information on the performance of the Fund and the Manager at each Board meeting, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other multi-sector income funds (including both funds advised by the Manager and funds] advised by other investment advisers). The Board noted that the Fund's one-year, three-year, five-year and ten-year performance were all better than its peer group median.

      COSTS OF SERVICES AND PROFITS REALIZED BY THE MANAGER. The Board considered information regarding the Manager's costs in serving as the Fund's investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager's profitability from its relationship with the Fund. The Board reviewed the fees paid to the Manager and the other expenses borne by the Fund. The Board also evaluated the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other multi-sector income funds and other funds with comparable asset levels and distribution features. The Board noted that the Fund's contractual management fees lower than its peer group average and equal to its peer group median and that the Fund's actual management fees and total expenses are both lower


                     91 | OPPENHEIMER STRATEGIC INCOME FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

than its peer group median and average. In light of this, the Board concluded that the management fee was reasonable.

      ECONOMIES OF SCALE. The Board reviewed whether the Fund's advisory fee shares with shareholders economies of scale that the Manager may realize in managing and supporting the Fund. The Board noted the Fund's breakpoints, which are intended to share with shareholders economies of scale that may exist as the Fund grows. Based on the Board's evaluation, the Manager agreed to a revised breakpoint schedule that, effective January 1, 2006, reduced the management fee on average annual net assets over $5.0 billion to 0.48%.

      OTHER BENEFITS TO THE MANAGER. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates. The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders.

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees' counsel are both independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the advisory agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the advisory agreement, including the management fee, in light of all of the surrounding circumstances.


                     92 | OPPENHEIMER STRATEGIC INCOME FUND



ITEM 2. CODE OF ETHICS.

Not applicable to semiannual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of March 31, 2006, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1)   Not applicable to semiannual reports.

      (2)   Exhibits attached hereto.

      (3)   Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Strategic Income Fund


By:     /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: May 15, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:     /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: May 15, 2006


By:     /s/ Brian W. Wixted
      ----------------------------
      Brian W. Wixted
      Principal Financial Officer
Date: May 15, 2006